United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/04

                 Date of Reporting Period: Quarter ended 7/31/04


Item 1.        Schedule of Investments


Alabama Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)

  Principal
  Amount                                                                                     Value




                      Short-Term Municipals --99.8% 1
                      Alabama--99.8%
$ 10,900,000       2   ABN AMRO MuniTOPS Certificates Trust (Alabama
                      Non-AMT)/(Series 2002-21), 1.07% TOBs (Birmingham, AL
                      Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN
                      AMRO Bank NV, Amsterdam LIQ), Optional Tender 9/1/2004           $     10,900,000
  1,250,000           Alabama HFA Single Family, (Series 2000A: Turtle Lake)
                      Weekly VRDNs (Double Lake Ventures LLC)/(FNMA INS)                     1,250,000
  3,815,000        2   Alabama HFA Single Family, (PT-658), 1.20% TOBs (GNMA
                      COL)/(BNP Paribas SA LIQ), Optional Tender 9/16/2004                   3,815,000
  5,535,000           Alabama HFA Single Family, Variable Rate Certificates
                      (Series 1997J) Weekly VRDNs (GNMA COL)/(Bank of America N.A.
                      LIQ)                                                                   5,535,000
  9,615,000           Alabama Space Science Exhibit Finance Authority, (Series
                      2001: Saturn V Project) Weekly VRDNs (Alabama Space Science
                      Exhibit Commission)/(Amsouth Bank N.A., Birmingham LOC)                9,615,000
  220,000             Alabama State IDA Weekly VRDNs (Sunshine Homes,
                      Inc.)/(Amsouth Bank N.A., Birmingham LOC)                              220,000
  3,100,000           Alabama State IDA, IDRB (Series 1994) Weekly VRDNs (Decatur
                      Aluminum Corp.)/(U.S. Bank N.A., Cincinnati LOC)                       3,100,000
  4,300,000           Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag
                      Corporation, Ltd.)/(Fleet National Bank LOC)                           4,300,000
  820,000             Alabama State Municipal Electric Authority, Power Supply
                      System Revenue Bonds (Series 2003A), 2.00% Bonds (MBIA
                      Insurance Corp. INS), 9/1/2004                                         820,549
  3,755,000           Alabama State Public School & College Authority, (PA-918R)
                      Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                           3,755,000
  12,160,000       2   Alabama State Public School & College Authority, (PT-435),
                      1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender
                      4/21/2005                                                              12,160,000
  1,000,000           Alabama State Public School & College Authority, (Series
                      1993-A), 4.375% Bonds, 8/1/2004                                        1,000,000
  7,320,000           Alabama State Public School & College Authority, PUTTERs
                      (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase &
                      Co. LIQ)                                                               7,320,000
  900,000             Alabama State, (Series 1999A), 4.75% Bonds, 10/1/2004                  905,436
  5,000,000           Anniston, AL, IDB, (Series 1989A) Weekly VRDNs (Union
                      Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)                       5,000,000
  900,000             Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama
                      LLC)/(Regions Bank, Alabama LOC)                                       900,000
  945,000             Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood
                      Cabinets)/(Regions Bank, Alabama LOC)                                  945,000
  4,000,000           Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber,
                      Inc.)/(Bank of New York LOC)                                           4,000,000
  3,000,000           Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co.,
                      Inc.)/(Bank of America N.A. LOC)                                       3,000,000
  1,000,000           Birmingham, AL Airport Authority, (Series 2003A) Weekly
                      VRDNs (FSA INS)/(Dexia Credit Local LIQ)                               1,000,000
  7,500,000           Birmingham, AL Downtown Redevelopment Authority, (Series
                      2002) Weekly VRDNs (The UAB Educational Foundation)/(Regions
                      Bank, Alabama LOC)                                                     7,500,000
  2,000,000           Birmingham, AL IDA Weekly VRDNs (Altec Industries,
                      Inc.)/(Wachovia Bank N.A. LOC)                                         2,000,000
  2,920,000           Birmingham, AL IDA Weekly VRDNs (Southland Tube,
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                     2,920,000
  1,330,000           Birmingham, AL IDA, (Series 1996) Weekly VRDNs (American
                      FireLog Corp.)/(Comerica Bank LOC)                                     1,330,000
  3,480,000           Birmingham, AL IDA, (Series 2001) Weekly VRDNs (American
                      FireLog Corp.)/(Comerica Bank LOC)                                     3,480,000
  2,235,000           Birmingham, AL IDA, IDRBs (Series 1997) Weekly VRDNs (J. J.
                      & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC)                  2,235,000
  1,885,500           Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs
                      (Glasforms, Inc.)/(Comerica Bank - California LOC)                     1,885,500
  3,000,000           Birmingham, AL Medical Clinic Board Weekly VRDNs (University
                      of Alabama Health System)/(Amsouth Bank N.A., Birmingham LOC)          3,000,000
  5,575,000           Birmingham, AL Medical Clinic Board, (Series 2004) Weekly
                      VRDNs (St. Martin's In The Pines)/(Regions Bank, Alabama LOC)          5,575,000
  3,000,000           Birmingham, AL, Tax Increment Financing District I Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of
                      Alabama, Birmingham LIQ)                                               3,000,000
  500,000             Birmingham-Jefferson, AL Civic Center Authority, (Series
                      2002A), 5.25% Bonds (FSA INS), 1/1/2005                                507,744
  5,935,000           Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin
                      Corp.)/(Key Bank, N.A. LOC)                                            5,935,000
  2,060,000           Cullman, AL IDB, IDRB Weekly VRDNs (National Bedding
                      Co.)/(Bank of America N.A. LOC)                                        2,060,000
  6,300,000           Daphne, AL Special Care Facilities Financing Authority,
                      (Series 1998A) Weekly VRDNs (Presbyterian Retirement
                      Corp.)/(AMBAC INS)/(Amsouth Bank N.A., Birmingham LIQ)                 6,300,000
  3,000,000           Decatur, AL IDB, Revenue Refunding Bonds (Series 1993)
                      Weekly VRDNs (Honeywell International, Inc.)                           3,000,000
  960,000             Enterprise, AL IDA, (Series 1997) Weekly VRDNs (Coffee Gin
                      Co.)/(Regions Bank, Alabama LOC)                                       960,000
  580,000             Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S.
                      Bank N.A., Cincinnati LOC)                                             580,000
  6,200,000           Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel
                      South LLC)/(Standard Federal Bank, N.A. LOC)                           6,200,000
  455,000             Gadsden, AL, (Series 2003B), 1.10% Bonds (AMBAC INS),
                      8/1/2004                                                               455,000
  3,000,000           Geneva County, AL Health Care Authority, Inc., (Series 2001)
                      Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)              3,000,000
  6,200,000           Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood,
                      AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                      6,200,000
  1,750,000           Huntsville, AL IDB Weekly VRDNs (Giles & Kendall,
                      Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                     1,750,000
  5,500,000           Huntsville, AL Public Park & Recreation Board, (Series 2002)
                      Weekly VRDNs (YMCA of Metropolitan Huntsville)/(SouthTrust
                      Bank of Alabama, Birmingham LOC)                                       5,500,000
  5,755,000        2  Huntsville, AL Solid Waste Disposal Authority, (PT-840),
                      1.70% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,
                      Inc. LIQ), Optional Tender 7/21/2005                                   5,755,000
  10,000,000          Huntsville, AL Special Care Facilities Financing Authority,
                      (Series 2001D) Weekly VRDNs (Carlton Cove, Inc.)/(BNP
                      Paribas SA LOC)                                                        10,000,000
  1,575,000           Huntsville, AL, (Series 1995A), 5.00% Bonds, 2/1/2005                  1,603,861
  1,000,000           Jacksonville, AL IDB, (Series 1994) Weekly VRDNs
                      (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)                           1,000,000
  10,000,000          Jefferson County, AL Sewer System, (Series 2003-B-5
                      Warrants) Weekly VRDNs (XL Capital Assurance Inc.
                      INS)/(State Street Bank and Trust Co. LIQ)                             10,000,000
  8,620,000           Jefferson County, AL Sewer System, Floater Certificates
                      (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley
                      LIQ)                                                                   8,620,000
  3,500,000           Jefferson County, AL Sewer System, (Series C-3 Warrants)
                      Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of
                      America N.A. LIQ)                                                      3,500,000
  9,500,000           Jefferson County, AL Sewer System, (Series C-6 Warrants)
                      Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe
                      Generale, Paris LIQ)                                                   9,500,000
  2,325,000           Legends Park Improvement District, AL, (Series 2002A) Weekly
                      VRDNs (Columbus Bank and Trust Co., GA LOC)                            2,325,000
  10,000,000          Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series
                      2000) Weekly VRDNs (Honda Manufacturing of Alabama
                      LLC)/(Bank of America N.A. LOC)                                        10,000,000
  1,050,000           Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren
                      Oil Co.)/(Wachovia Bank N.A. LOC)                                      1,050,000
  2,140,000           Magnolia Ridge Improvement District, AL, (Series 2002)
                      Weekly VRDNs (SouthTrust Bank of Alabama, Birmingham LOC)              2,140,000
  7,610,000           Marshall County, AL, Special Obligation School Refunding
                      Warrant (Series 1994) Weekly VRDNs (Marshall County, AL
                      Board of Education)/(Regions Bank, Alabama LOC)                        7,610,000
  375,000             Millbrook, AL, (Series 2003), 2.00% Bonds (FSA INS),
                      8/15/2004                                                              375,128
  1,000,000           Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama
                      Power Co.)                                                             1,000,000
  7,615,000           Mobile, AL, Class A Certificates (Series 2002-197) Weekly
                      VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                        7,615,000
  3,000,000           Montgomery - Wynlakes Governmental Utility Services Corp.,
                      (Series 1995A) Weekly VRDNs (Vaughn Road LLC)/(Amsouth Bank
                      N.A., Birmingham LOC)                                                  3,000,000
  1,415,000           Montgomery, AL IDB, (Series 1990A) Weekly VRDNs (Industrial
                      Partners)/(SunTrust Bank LOC)                                          1,415,000
  3,700,000           Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager
                      Hinge)/(U.S. Bank N.A., Cincinnati LOC)                                3,700,000
  2,605,000           Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment
                      Security Group, Inc.)/(PNC Bank, N.A. LOC)                             2,605,000
  6,000,000           Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC
                      Fabrication, Inc.)/(J.P. Morgan Chase Bank LOC)                        6,000,000
  3,490,000           Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs
                      Co. LLC)/(Columbus Bank and Trust Co., GA LOC)                         3,490,000
  670,000             Montgomery-Engelside, AL Medical Clinic Board, (Series
                      1999A) Weekly VRDNs (Montgomery Surgical Center
                      Ltd.)/(SunTrust Bank LOC)                                              670,000
  450,000             Pelham, AL, (Series 2004), 2.00% Bonds (AMBAC INS), 12/1/2004          451,334
  3,965,000           Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly
                      VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama
                      LOC)                                                                   3,965,000
  1,840,000           Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu
                      LLC)/(SunTrust Bank LOC)                                               1,840,000
  3,100,000           Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Chase
                      Manhattan Bank (USA) N.A., Wilmington LOC)                             3,100,000
  475,000             Piedmont, AL IDB Weekly VRDNs (Industrial
                      Partners)/(Wachovia Bank N.A. LOC)                                     475,000
  5,130,000           Port City Medical Clinic Board of Mobile, AL, (Series 1998B)
                      Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC
                      INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)             5,130,000
  2,650,000           Scottsboro, AL IDB, (Series 2002) Weekly VRDNs (Hisan,
                      Inc.)/(Amsouth Bank N.A., Birmingham LOC)                              2,650,000
  1,800,000           Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of
                      Illinois, Inc.)/(Regions Bank, Alabama LOC)                            1,800,000
  2,470,000           St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                      Industries, Inc.)/(National Australia Bank Ltd., Melbourne
                      LOC)                                                                   2,470,000
  1,820,000           Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm
                      Group, Inc.)/(Regions Bank, Alabama LOC)                               1,820,000
  4,052,000           Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002)
                      Weekly VRDNs (MBIA Insurance Corp. INS)/(SouthTrust Bank of
                      Alabama, Birmingham LIQ)                                               4,052,000
  2,935,000           Tuscaloosa County, AL Park & Recreation Authority, (Series
                      2000) Weekly VRDNs (Amsouth Bank N.A., Birmingham LOC)                 2,935,000
  2,000,000           Tuskegee, AL IDB, IDRB (Series 1995) Weekly VRDNs (Concrete
                      Co., The)/(Columbus Bank and Trust Co., GA LOC)                        2,000,000
  4,870,000           University of Alabama Board of Trustees, (Series 2003B),
                      2.00% Bonds, 10/1/2004                                                 4,877,881
  3,575,000           University of Alabama Board of Trustees, Hospital Revenue
                      Bonds (Series 2004-A), 2.00% Bonds (University of Alabama at
                      Birmingham)/(AMBAC INS), 9/1/2004                                      3,577,744
  1,145,000           University of South Alabama, (Series 2004), 2.00% Bonds
                      (FGIC INS), 3/15/2005                                                  1,151,694
  820,000             Vestavia Hills, AL, 1.10% Bonds, 2/1/2005                              820,000
  1,865,000           Vincent, AL IDB Weekly VRDNs (Headquarters Partnership
                      Project)/(National Australia Bank Ltd., Melbourne LOC)                 1,865,000
  910,000             Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco
                      Industries, Inc.)/(National Australia Bank Ltd., Melbourne
                      LOC)                                                                   910,000
  290,000             Warrior River, AL, 2.00% Bonds (FSA INS), 8/1/2004                     290,000
                      Total Investments - 99.8%
                       (at amortized cost) 3                                                 304,068,871
                      OTHER ASSETS AND LIABILITIES - NET -0.2%                               687,196
                      TOTAL NET ASSETS - 100%                                          $     304,756,067


Securities that are subject to the federal alternative minimum tax (AMT) represent 34.7% of the portfolio as calculated based upon total portfolio market value.

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%



(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $32,630,000 which represents 10.7% of total net assets.

(3)  Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
COL            --Collateralized
EDA            --Economic Development Authority
FGIC           --Financial Guaranty Insurance Company
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDB            --Industrial Development Bond
IDRB(s)        --Industrial Development Revenue Bond(s)
INS            --Insured
LIQ(s)         --Liquidity Agreement(s)
LOC            --Letter of Credit
PCR            --Pollution Control Revenue
PUTTERs        --Puttable Tax-Exempt Receipts
TOBs           --Tender Option Bonds
TOPS           --Trust Obligation Participating Securities
VRDNs          --Variable Rate Demand Notes







Arizona Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)


  Principal
  Amount                                                                                Value

                 Short-Term Municipals--100.0% 1
                 Arizona--93.9%
$ 1,200,000      Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson
                 Electric Power Co.)/(Bank of New York LOC)                        $    1,200,000
  750,000        Apache County, AZ, IDA, 1983 (Series A), Weekly VRDNs
                 (Tucson Electric Power Co.)/
                 (Toronto Dominion Bank LOC)                                            750,000
  1,000,000      Arizona Health Facilities Authority (Series 2002), Weekly
                 VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A.
                 LOC)                                                                   1,000,000
  3,600,000      Arizona Health Facilities Authority, Pooled Loan Program
                 Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P.
                 Morgan Chase Bank LIQ)                                                 3,600,000
  2,350,000      Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price
                 Companies, Inc.)/(Bank of America N.A. LOC)                            2,350,000
  1,654,000      Chandler, AZ, IDA (Series 1999A), Weekly VRDNs (South Bay
                 Circuits, Inc.)/(Comerica Bank - California LOC)                       1,654,000
  7,221,000      Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone
                 Co.)/(Citizens Bank of Pennsylvania LOC)                               7,221,000
  3,280,000      Glendale, AZ, IDA Weekly VRDNs (Friendship Retirement
                 Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)                           3,280,000
  3,020,000      Maricopa County, AZ, Community College District, (PT-388)
                 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                           3,020,000
  750,000        Maricopa County, AZ, Unified School District No. 210,
                 2.375% Bonds (FSA INS), 7/1/2005                                       754,912
  3,740,000      Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs
                 (Gannett Co., Inc.)                                                    3,740,000
  3,650,000      Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs
                 (Redman Homes, Inc.)/(Wachovia Bank N.A. LOC)                          3,650,000
  2,000,000      Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las
                 Gardenias Apartments, LP)/(FNMA LOC)                                   2,000,000
  2,275,000      Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran
                 Victoria Housing LLC)/
                 (FNMA LOC)                                                             2,275,000
  3,400,000      Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002)
                 Weekly VRDNs (San Remo Apartments, LP)/( FNMA LOC)                     3,400,000
  5,000,000      Maricopa County, AZ, IDA, PUTTERs (Series 420), Weekly
                 VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co.
                 LIQ)/(J.P. Morgan Chase Bank LOC)                                      5,000,000
  780,000        Phoenix, AZ, IDA SFM, PT-1082 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch & Co., Inc. LIQ)                                   780,000
  1,200,000      Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard
                 Printing Co., Inc.)/(Bank One N.A. (Chicago) LOC)                      1,200,000
  4,050,000      Phoenix, AZ, IDA (Series 2000),  Weekly VRDNs (Copper Palms
                 Apartments)/(FHLMC LOC)                                                4,050,000
  2,600,000      Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade
                 West, Inc.)/(Bank One N.A. (Chicago) LOC)                              2,600,000
  3,410,000      Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell
                 McFarland Lewis Fresh Start Women's Resource Center)/(Bank
                 of America, N.A. LOC)                                                  3,410,000
  3,000,000      Phoenix, AZ, IDA, PT-479 Weekly VRDNs (Sunset Ranch
                 Apartments)/( FHLMC GTD)/
                 (FHLMC LIQ)                                                            3,000,000
  5,550,000      Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power
                 Co.)/(Toronto Dominion Bank LOC)                                       5,550,000
  2,940,000      Pima County, AZ, IDA (Series 2000A), Weekly VRDNs (Broadway
                 Proper Congregate)/(State Street Bank and Trust Co. LOC)               2,940,000
  700,000        Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La
                 Posada at Park Centre, Inc.)/(Lasalle Bank, N.A. LOC)                  700,000
  2,990,000      Pima County, AZ, IDA, FR/RI-L21 (Series 2000) Weekly VRDNs
                 (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers,
                 Inc. LIQ)                                                              2,990,000
  2,676,000      Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6)
                 Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)                         2,676,000
  2,100,000      Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A.
                 Holdings LLC)/(Wells Fargo Bank Minnesota N.A. LOC)                    2,100,000
  4,400,000      Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship
                 Village of Tempe)/(Lasalle Bank, N.A. LOC)                             4,400,000
  2,450,000      Tempe, AZ, IDA, PT-466 Weekly VRDNs (Elliot's Crossing
                 Apartments)/( FHLMC GTD)/
                 (FHLMC LIQ)                                                            2,450,000
  1,000,000      Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden
                 Tucson LP)/( FHLMC LOC)                                                1,000,000
  2,200,000      Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly
                 VRDNs (Quality Apartment Living, LLC)/(FNMA LOC)                       2,200,000
  3,750,000      Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai
                 Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)            3,750,000
                 Total                                                                  90,690,912
                 Puerto Rico--6.1%
  5,845,000      Puerto Rico Public Finance Corp., PUTTERs (Series 272),
                 Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan
                 Chase Bank LOC)                                                        5,845,000
                 Total Investments--100.0%
                 (at amortized cost) 2                                                  96,535,912
                 other assets and liabilities-net--0.0%                                  26,674
                 total net assets--100%                                             $    96,562,586


Securities that are subject to the federal alternative minimum tax ("AMT") represents 33.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

          At July 31, 2004, the portfolio securities were rated as follows:

          Tier Rating Percentage Based on Total Market Value

          First Tier     Second Tier
          100.0%             0.0%


2         Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
COL            --Collateralized
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corporation
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
GTD            --Guaranteed
IDA            --Industrial Development Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MFH            --Multi Family Mortgage
PUTTERs        --Puttable Tax-Exempt Receipts
SFM            --Single Family Mortgage
VRDNs          --Variable Rate Demand Notes






California Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)


  Principal
  Amount                                                                                  Value


                   Short-Term Municipals--100.7% 1
                   California--91.6%
$ 7,600,000        ABAG Finance Authority for Non-Profit Corporations, (Series
                   1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank
                   N.A., Cincinnati LOC)                                            $     7,600,000
  8,945,000        ABAG Finance Authority for Non-Profit Corporations, (Series
                   2000) Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo
                   Bank, N.A. LOC)                                                        8,945,000
  2,000,000        ABAG Finance Authority for Non-Profit Corporations, (Series
                   2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)               2,000,000
  10,535,000       ABAG Finance Authority for Non-Profit Corporations, (Series
                   2004) Weekly VRDNs (On Lok: Senior Health Services/Community
                   Housing, Inc.)/(Bank of America N.A. LOC)                              10,535,000
  3,600,000        ABAG Finance Authority for Non-Profit Corporations, (Series
                   1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC
                   LOC)                                                                   3,600,000
  19,205,000       ABN AMRO MuniTOPS Certificates Trust (California
                   Non-AMT)/(Series 1998-10) Weekly VRDNs (San Diego, CA Water
                   Utility Fund)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)             19,205,000
  6,500,000        ABN AMRO MuniTOPS Certificates Trust (California
                   Non-AMT)/(Series 1998-17) Weekly VRDNs (Sacramento County, CA
                   Airport System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)           6,500,000
  12,000,000       ABN AMRO MuniTOPS Certificates Trust (California
                   Non-AMT)/(Series 1998-25) Weekly VRDNs (Los Angeles, CA
                   Wastewater System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                   LIQ)                                                                   12,000,000
  14,000,000       ABN AMRO MuniTOPS Certificates Trust (California
                   Non-AMT)/(Series 1999-7) Weekly VRDNs (Los Angeles, CA
                   Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO
                   Bank NV, Amsterdam LIQ)                                                14,000,000
  19,856,000    2   ABN AMRO MuniTOPS Certificates Trust (California
                   Non-AMT)/(Series 1999-8), 1.34% TOBs (Contra Costa, CA Water
                   District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                   Optional Tender 1/26/2005                                              19,856,000
  19,330,000    2   ABN AMRO MuniTOPS Certificates Trust (California
                   Non-AMT)/(Series 2002-11), 1.10% TOBs (North Orange County,
                   CA Community College District)/(MBIA Insurance Corp.
                   INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender
                   2/1/2005                                                               19,330,000
  4,600,000        California Educational Facilities Authority, (Series 2001B)
                   Weekly VRDNs (Loyola Marymount University)/(MBIA Insurance
                   Corp. INS)/(Allied Irish Banks PLC LIQ)                                4,600,000
  15,745,000    2   California Educational Facilities Authority, Floater
                   Certificates (Series 2000-487), 1.15% TOBs (Stanford
                   University)/(Morgan Stanley LIQ), Optional Tender 10/21/2004           15,745,000
  2,150,000        California HFA, Variable Rate Certificates (Series 1998E)
                   Weekly VRDNs (Bank of America N.A. LIQ)                                2,150,000
  5,795,000        California Health Facilities Financing Authority, (Series
                   1998) Weekly VRDNs (Southern California Presbyterian
                   Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)           5,795,000
  8,500,000        California Health Facilities Financing Authority, (Series
                   2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare
                   West)/(Lehman Brothers Holdings, Inc. SWP)                             8,500,000
  18,000,000       California Health Facilities Financing Authority, (Series
                   2004K) Weekly VRDNs (Catholic Healthcare West)/(Bank One N.A.
                   (Chicago) LOC)                                                         18,000,000
  11,500,000       California Infrastructure & Economic Development Bank,
                   (Series 2002: Academy of Motion Picture Arts and Sciences)
                   Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC
                   INS)/(J.P. Morgan Chase Bank LIQ)                                      11,500,000
  4,000,000        California Infrastructure & Economic Development Bank,
                   (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo
                   Bank, N.A. LOC)                                                        4,000,000
  500,000          California PCFA, (1996 Series E) Daily VRDNs (Pacific Gas &
                   Electric Co.)/(Bank One N.A. (Chicago) LOC)                            500,000
  3,300,000        California State Department of Water Resources Power Supply
                   Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc.
                   LIQ)/(Merrill Lynch & Co., Inc. LOC)                                   3,300,000
  3,000,000        California State Department of Water Resources Power Supply
                   Program, (Series 2002 C-1) Weekly VRDNs (Dexia Credit Local
                   LOC)                                                                   3,000,000
  1,100,000        California State Department of Water Resources Power Supply
                   Program, (Series 2002 C-15) Weekly VRDNs (Bank of Nova
                   Scotia, Toronto LOC)                                                   1,100,000
  7,000,000        California State Department of Water Resources Power Supply
                   Program, (Series 2002 C-2) Weekly VRDNs (AMBAC INS)/(WestLB
                   AG LIQ)                                                                7,000,000
  8,500,000        California State Department of Water Resources Power Supply
                   Program, (Series 2002 C-6) Weekly VRDNs (AMBAC
                   INS)/(Landesbank Baden-Wuerttemberg LIQ)                               8,500,000
  6,000,000        California State Department of Water Resources Power Supply
                   Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia
                   Credit Local LIQ)                                                      6,000,000
  11,000,000       California State Department of Water Resources Power Supply
                   Program, (Series 2002 C-9) Weekly VRDNs (Citibank N.A., New
                   York LOC)                                                              11,000,000
  7,700,000        California State Public Works Board, Variable Rate
                   Certificates (Series 2000B) Weekly VRDNs (Regents of
                   University of California)/(MBIA Insurance Corp. INS)/(Bank of
                   America N.A. LIQ)                                                      7,700,000
  5,000,000        California State, (PA -1164) Weekly VRDNs (Merrill Lynch &
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                         5,000,000
  7,500,000        California State, (PT-1804) Weekly VRDNs (MBIA Insurance
                   Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                             7,500,000
  16,000,000       California State, (Series 2004 FR/RI-L27) Weekly VRDNs
                   (California State Fiscal Recovery Fund)/(Lehman Brothers
                   Holdings, Inc. LIQ)                                                    16,000,000
  9,730,000        California State, Austin Trust (Series 2002B) Weekly VRDNs
                   (AMBAC INS)/(Bank of America N.A. LIQ)                                 9,730,000
  21,000,000       California State, Economic Recovery Bonds (Series 2004C-12)
                   Weekly VRDNs (California State Fiscal Recovery Fund)/(XL
                   Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)                       21,000,000
  23,000,000       California State, Economic Recovery Bonds (Series 2004C-15)
                   Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA
                   INS)/(Dexia Credit Local LIQ)                                          23,000,000
  15,000,000       California State, Economic Recovery Bonds (Series 2004C-18)
                   Weekly VRDNs (California State Fiscal Recovery Fund)/(XL
                   Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ)                       15,000,000
  21,500,000       California State, Economic Recovery Bonds (Series 2004C-20)
                   Weekly VRDNs (California State Fiscal Recovery Fund)/(XL
                   Capital Assurance Inc. INS)/(Dexia Credit Local LIQ)                   21,500,000
  9,105,000        California State, MERLOTS (Series 2002-A17) Weekly VRDNs
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                   9,105,000
  20,145,000       California State, PUTTERs (Series 464) Weekly VRDNs
                   (California State Fiscal Recovery Fund)/(PNC Bank, N.A. LIQ)           20,145,000
  10,650,000       California State, Roaring Fork (Series 2001-1) Weekly VRDNs
                   (MBIA Insurance Corp. INS)/(Bank of New York LIQ)                      10,650,000
  10,840,000       California State, Trust Receipts (Series 1997 SG 90) Weekly
                   VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ)         10,840,000
  4,015,000        California Statewide Communities Development Authority,
                   (Series 2000) Weekly VRDNs (Institute for Defense
                   Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)                         4,015,000
  2,455,000        California Statewide Communities Development Authority,
                   (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance
                   of California)/(BNP Paribas SA LOC)                                    2,455,000
  11,750,000       California Statewide Communities Development Authority,
                   (Series 2001) Weekly VRDNs (Robert Louis Stevenson
                   School)/(Allied Irish Banks PLC LOC)                                   11,750,000
  10,000,000       California Statewide Communities Development Authority,
                   (Series 2001) Weekly VRDNs (The Center for Early
                   Education)/(Allied Irish Banks PLC LOC)                                10,000,000
  13,000,000       California Statewide Communities Development Authority,
                   (Series 2001A), 1.25% TOBs (Kaiser Permanente), Mandatory
                   Tender 1/4/2005                                                        13,000,000
  10,000,000       California Statewide Communities Development Authority,
                   (Series 2003: Cathedral High School) Weekly VRDNs (Catholic
                   Secondary Education-Diocese of San Diego, Inc.)/(Allied Irish
                   Banks PLC LOC)                                                         10,000,000
  11,400,000       California Statewide Communities Development Authority,
                   (Series 2003B) Weekly VRDNs (Kaiser Permanente)                        11,400,000
  5,500,000        California Statewide Communities Development Authority,
                   (Series 2004K), 1.04% CP (Kaiser Permanente), Mandatory
                   Tender 8/11/2004                                                       5,500,000
  21,800,000       California Statewide Communities Development Authority,
                   (Series 2004L) Weekly VRDNs (Kaiser Permanente)                        21,800,000
  17,000,000       California Statewide Communities Development Authority,
                   (Series B) Weekly VRDNs (Kaiser Permanente)                            17,000,000
  4,715,000        California Statewide Communities Development Authority,
                   MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA
                   INS)/(Wachovia Bank N.A. LIQ)                                          4,715,000
  7,095,000        California Statewide Communities Development Authority,
                   Roaring Forks (Series 2001-H) Weekly VRDNs (Orange Tree
                   Apartments)/(GNMA COL)/(Bank of New York LIQ)                          7,095,000
  6,710,000        Clipper Tax-Exempt Certificates Trust (California
                   Non-AMT)/(Series A) Weekly VRDNs (California HFA)/(MBIA
                   Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)             6,710,000
  4,940,000        Compton, CA Solid Waste Management Facilities, (Series 2000)
                   Weekly VRDNs (Union Bank of California LOC)                            4,940,000
  21,420,000       Encinitas, CA Community Facilities District, (Series 2000
                   FR/RI A5) Weekly VRDNs (Encinitas Ranch Public
                   Improvements)/(Bayerische Hypotheken-und Vereinsbank AG
                   LIQ)/(United States Treasury PRF)                                      21,420,000
  31,205,000       Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare
                   Credit Group)                                                          31,205,000
  8,081,207        Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1)
                   Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)         8,081,207
  3,665,581        Koch Floating Rate Trust (California Non-AMT)/(Series 1999-1)
                   Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)         3,665,581
  8,366,750        Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2)
                   Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) State Street
                   Bank and Trust Co. LIQs)                                               8,366,750
  11,300,000       Los Angeles County, CA Metropolitan Transportation Authority,
                   (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase
                   & Co. LIQ)                                                             11,300,000
  8,155,000        Los Angeles County, CA Metropolitan Transportation Authority,
                   Municipal Securities Trust Receipts (Series 1998-CMC2) Weekly
                   VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                        8,155,000
  6,800,000        Los Angeles, CA Department of Water & Power, (Subseries B-1)
                   Weekly VRDNs (Los Angeles, CA Department of Water & Power
                   (Water Works/System))/(Dexia Credit Local LIQ)                         6,800,000
  28,300,000       Los Angeles, CA Department of Water & Power (Series B-8)
                   Weekly VRDNs (Los Angeles, CA Department of Water & Power
                   (Electric/Power System)/(Bank of America N.A., Bayerische
                   Landesbank Girozentrale, Dexia Credit Local.L.P. Morgan Chase
                   Bank, Landesbank Baden-Wuerttemberg, State Street Bank and
                   Trust Co. and WestLB AG LIQs)                                          28,300,000
  19,995,000       Los Angeles, CA Unified School District, (Series 2002-JPMC2)
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase &
                   Co. LIQ)                                                               19,995,000
  9,425,000        Los Angeles, CA Unified School District, AUSTIN (Series
                   2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)               9,425,000
  23,485,000       Los Angeles, CA Unified School District, ROCs (Series 35)
                   Weekly VRDNs (FGIC INS)/
                   (Citigroup Global Markets Holdings, Inc. LIQ)                          23,485,000
  15,225,000    2   Los Angeles, CA, (Series 2004 FR/RI-L54J), 1.15% TOBs
                   (Lehman Brothers Holdings, Inc. LIQ), Optional Tender
                   10/27/2004                                                             15,225,000
  12,500,000       Metropolitan Water District of Southern California, MERLOTS
                   (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ)                  12,500,000
  16,300,000       Monterey Peninsula, CA Water Management District, Wastewater
                   Reclaimation Weekly VRDNs (Bank of America N.A. LOC)                   16,300,000
  5,000,000        Northern California Power Agency, Trust Receipts (Series 1999
                   SSP-35) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan
                   Chase Bank LIQ)                                                        5,000,000
  3,300,000        Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800
                   Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)              3,300,000
  17,000,000       Orange County, CA IDA, (Series 1999C) Weekly VRDNs (The
                   Bluffs Apartments)/(FLHMC LOC)                                         17,000,000
  4,960,000        Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly
                   VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale,
                   Paris LIQ)                                                             4,960,000
  12,100,000       Peninsula Corridor Joint Powers Board, CA, (Series 2003C),
                   1.45% GANs, 9/3/2004                                                   12,103,446
  12,000,000       Peninsula Corridor Joint Powers Board, CA, (Series 2003D),
                   1.37% GANs, 11/19/2004                                                 12,007,812
  7,200,000        Peninsula Corridor Joint Powers Board, CA, (Series 2004A),
                   1.76% GANs, 5/3/2005                                                   7,221,921
  3,500,000        Port of Oakland, CA, (Series 1993F) Bonds (MBIA Insurance
                   Corp. INS), 11/1/2004                                                  3,489,542
  9,000,000        Riverside County, CA Public Financing Authority, (Series
                   1985A) Weekly VRDNs (Riverside County, CA)/(State Street Bank
                   and Trust Co. LOC)                                                     9,000,000
  8,655,000        Riverside, CA, Municipal Securities Trust Receipts (Series
                   1998-CMC5) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co.
                   LIQ)                                                                   8,655,000
  6,770,000        Riverside, CA, PT-477 Weekly VRDNs (Sierra Pines
                   Apartments)/(FHLMC GTD)/(FHLMC LIQ)                                    6,770,000
  2,600,000        Sacramento County, CA Sanitation District, MERLOTS (Series
                   2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United
                   States Treasury PRF)                                                   2,600,000
  20,000,000       Sacramento County, CA, 3.00% TRANs, 7/11/2005                          20,250,249
  16,000,000       Sacramento, CA Municipal Utility District, MERLOTS (Series
                   2000-A10) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)            16,000,000
  3,980,000        Sacramento, CA Municipal Utility District, Variable
                   Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of
                   America N.A. LIQ)                                                      3,980,000
  17,350,000       San Bernardino County, CA, PT-478 Weekly VRDNs (Woodview
                   Apartments)/(FHLMC GTD)/(FHLMC LIQ)                                    17,350,000
  35,415,000       San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada
                   at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske
                   Bank A/S LOC)                                                          35,415,000
  6,000,000        San Diego, CA Water Authority, Piper Certificates (Series
                   2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New
                   York LIQ)                                                              6,000,000
  4,000,000        San Diego, CA, Trust Receipts  (Series 2001 FR/RI - L2)
                   Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman
                   Brothers, Inc. LIQ)                                                    4,000,000
  3,000,000        San Francisco, CA Redevelopment Finance Agency, (Series
                   1985A) Weekly VRDNs (Bayside Village Associates)/(Bank One
                   N.A. (Chicago) LOC)                                                    3,000,000
  9,500,000        San Francisco, CA Redevelopment Finance Agency, (Series
                   1985B) Weekly VRDNs (Bayside Village Associates)/(Bank One
                   N.A. (Chicago) LOC)                                                    9,500,000
  2,675,000        San Jose, CA Airport, ROCS (Series 2004) Weekly VRDNs (FSA
                   INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                     2,675,000
  6,435,000        San Jose, CA Redevelopment Agency, Merged Area Redevelopment
                   (Series FR/RI-F6J) Weekly VRDNs (Lehman Brothers Holdings,
                   Inc. SWP)                                                              6,435,000
  7,000,000        Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs
                   (Landesbank Baden-Wuerttemberg LOC)                                    7,000,000
  19,670,000       Southern California Public Power Authority, MERLOTS (Series
                   2002 A-62) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)             19,670,000
  2,210,000        Tahoe Truckee, CA Unified School District, (MERLOTS Series
                   2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia
                   Bank N.A. LIQ)                                                         2,210,000
  5,560,000        Temecula, CA Public Financing Authority, (Series 2002-A)
                   Weekly VRDNs (Community Facilities District No. 01-2
                   (Harveston))/(Bank of America N.A. LOC)                                5,560,000
  4,800,000        Vallejo, CA, Water System Revenue Bonds: (Series 2001A)
                   Weekly VRDNs (KBC Bank N.V. LOC)                                       4,800,000
  15,000,000       Whittier, CA, (Series 2004) Weekly VRDNs (Whittier
                   College)/(Radian Asset Assurance INS)/(Bank of New York LIQ)           15,000,000
                   Total                                                                  1,036,987,508
                   Puerto Rico--9.1%
  6,477,500        Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs
                   (FSA INS)/(Morgan Stanley LIQ)                                         6,477,500
  8,890,000        Commonwealth of Puerto Rico, PUTTERs (Series 349) Weekly
                   VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)                          8,890,000
  18,450,000       Puerto Rico Commonwealth Infrastructure Financing Authority,
                   Floater Certificates (Series 1998-139) Weekly VRDNs (AMBAC
                   INS)/(Morgan Stanley LIQ)                                              18,450,000
  19,490,000       Puerto Rico Highway and Transportation Authority, Floater
                   Certificates 2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley
                   LIQ)                                                                   19,490,000
  10,625,000       Puerto Rico Industrial, Medical & Environmental PCA, (1983
                   Series A), 1.25% TOBs (Merck & Co., Inc.), Optional Tender
                   12/1/2004                                                              10,625,000
  3,000,000        Puerto Rico Public Finance Corp., (Series 2004-911) Weekly
                   VRDNs (CDC IXIS Financial Guaranty NA INS)/(Morgan Stanley
                   LIQ)                                                                   3,000,000
  6,500,000        Puerto Rico Public Finance Corp., Class A Certificates
                   (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns
                   Cos., Inc. LIQ)                                                        6,500,000
  17,925,000       Puerto Rico Public Finance Corp., Floater Certificates
                   (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley
                   LIQ)                                                                   17,925,000
  6,000,000        Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly
                   VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank
                   LOC)                                                                   6,000,000
  5,090,000        Puerto Rico Public Finance Corp., ROCS (Series 286) Weekly
                   VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ)           5,090,000
                   Total                                                                  102,447,500
                   Total Investments-100.7%
                    (at amortized cost) 3                                                 1,139,435,008
                   other assets and liabilities-net-(0.7)%                                (7,444,141)
                   total net assets--100%                                            $     1,131,990,867

At July 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax
("AMT").



(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentage Based on Total Market Value

          First Tier     Second Tier
          100.0%             0.0%


(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $70,156,000 which represents 6.2% of total net assets.

(3)  Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
COL            --Collateralized
CP             --Commercial Paper
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corp.
FSA            --Financial Security Assurance
GANs           --Grant Anticipation Notes
GNMA           --Government National Mortgage Association
GTD            --Guaranteed
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA            --Pollution Control Authority
PCFA           --Pollution Control Finance Authority
PRF            --Prerefunded
PUTTERs        --Puttable Tax-Exempt Receipts
ROCs           --Reset Option Bonds
SWP            --Swap Agreement
TOBs           --Tender Option Bonds
TOPs           --Trust Obligation Participating Securities
TRANs          --Tax and Revenue Anticipation Notes
VRDNs          --Variable Rate Demand Notes






Connecticut Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                 Value
                    Short-Term Municipals --100.2% 1
                    Connecticut--92.5%
$ 4,500,000         Connecticut Development Authority Health Care Revenue Weekly
                    VRDNs (Corporation for Independent Living)/(J.P. Morgan
                    Chase Bank LOC)                                                  $   4,500,000
  3,000,000         Connecticut Development Authority Health Care Revenue,
                    (Series 1993A) Weekly VRDNs (Corporation for Independent
                    Living)/(Dexia Credit Local LOC)                                     3,000,000
  5,650,000         Connecticut Development Authority Health Care Revenue,
                    (Series 1999) Weekly VRDNs (Corporation for Independent
                    Living)/(Dexia Credit Local LOC)                                     5,650,000
  720,000           Connecticut Development Authority Weekly VRDNs (Banta
                    Associates)/(HSBC Bank USA LOC)                                      720,000
  1,140,000         Connecticut Development Authority, (Series 1997) Weekly
                    VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank N.A., Cincinnati
                    LOC)                                                                 1,140,000
  5,600,000         Connecticut Development Authority, (Series 1997A) Weekly
                    VRDNs (Bradley Airport Hotel)/(KBC Bank NV LOC)                      5,600,000
  3,000,000         Connecticut Development Authority, (Series 1997B) Weekly
                    VRDNs (Bradley Airport Hotel)/(J.P. Morgan Chase Bank LOC)           3,000,000
  800,000           Connecticut Development Authority, (Series 1997C) Weekly
                    VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)              800,000
  7,000,000         Connecticut Development Authority, (Series 1999), 1.12% CP
                    (New England Power Co.), Mandatory Tender 9/15/2004                  7,000,000
  1,725,000         Connecticut Development Authority, (Series 2001) Weekly
                    VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC)                         1,725,000
  13,500,000     2   Connecticut State Airport, (Series 2003 FR/RI-L47J), 1.05%
                    TOBs (Bradley International Airport)/(FGIC INS)/(Lehman
                    Brothers Holdings, Inc. LIQ), Optional Tender 10/1/2004              13,500,000
  4,970,000         Connecticut State Airport, PA-826R Weekly VRDNs (Bradley
                    International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc.
                    LIQ)                                                                 4,970,000
  4,845,000         Connecticut State Clean Water Fund, PA-547R Weekly VRDNs
                    (Merrill Lynch & Co., Inc. LIQ)                                      4,845,000
  2,000,000         Connecticut State HEFA, (Series 1999B) Weekly VRDNs
                    (Ascension Health Credit Group)                                      2,000,000
  2,870,000         Connecticut State HEFA, (Series 2000 A) Weekly VRDNs
                    (Gaylord Hospital)/(Fleet National Bank LOC)                         2,870,000
  10,000,000        Connecticut State HEFA, (Series 2004-B) Weekly VRDNs
                    (Eastern Connecticut Health Network)/(Comerica Bank LOC)             10,000,000
  3,190,000         Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of
                    Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC
                    LOC)                                                                 3,190,000
  7,400,000         Connecticut State HEFA, (Series A) Weekly VRDNs (Boys &
                    Girls Club of Greenwich)/(Allied Irish Banks PLC LOC)                7,400,000
  8,200,000         Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel
                    Walker School)/(Allied Irish Banks PLC LOC)                          8,200,000
  2,000,000         Connecticut State HEFA, (Series A) Weekly VRDNs (Forman
                    School Issue)/(Citizens Bank of Rhode Island LOC)                    2,000,000
  2,710,000         Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby
                    School)/(Bank of New York LOC)                                       2,710,000
  2,940,000         Connecticut State HEFA, (Series A) Weekly VRDNs (Washington
                    Montessori School)/
                    (Wachovia Bank N.A. LOC)                                             2,940,000
  1,400,000         Connecticut State HEFA, (Series B) Weekly VRDNs (Hartford
                    Hospital)/(Fleet National Bank LOC)                                  1,400,000
  7,825,000         Connecticut State HEFA, (Series C) Weekly VRDNs (Charlotte
                    Hungerfield Hospital)/(Fleet National Bank LOC)                      7,825,000
  13,490,000        Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence &
                    Memorial Hospital, Inc.)/
                    (Radian Asset Assurance INS)/(Fleet National Bank LIQ)               13,490,000
  8,000,000         Connecticut State HEFA, (Series F) Weekly VRDNs (University
                    of Hartford, CT)/(Citizens Bank of Rhode Island LOC)                 8,000,000
  7,000,000         Connecticut State HFA, (Series 2003 F-2), 1.20% TOBs,
                    Mandatory Tender 12/22/2004                                          7,000,000
  9,000,000      2   Connecticut State HFA, Variable Rate Certificates (Series
                    1998S), 1.15% TOBs (Bank of America N.A. LIQ), Optional
                    Tender 9/2/2004                                                      9,000,000
  12,995,000     2   Connecticut State HFA, Variable Rate Certificates (Series
                    1998T), 1.20% TOBs (Bank of America N.A. LIQ), Optional
                    Tender 9/2/2004                                                      12,995,000
  9,315,000         Connecticut State Resource Recovery Authority, PUTTERs
                    (Series 187Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P.
                    Morgan Chase Bank LIQ)                                               9,315,000
  6,000,000         Connecticut State Transportation Infrastructure Authority
                    Weekly VRDNs (FSA INS)/(Fleet National Bank LIQ)                     6,000,000
  2,720,000      2   Connecticut State Transportation Infrastructure Authority,
                    (PT-931), 1.20% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc.
                    LIQ), Optional Tender 4/7/2005                                       2,720,000
  3,395,000         Connecticut State Transportation Infrastructure Authority,
                    Special Tax Obligation Refunding Bonds (Series 2003A), 4.00%
                    Bonds, 9/1/2004                                                      3,403,329
  2,000,000         Connecticut State, (1997 Series B) Weekly VRDNs (Bayerische
                    Landesbank Girozentrale LIQ)                                         2,000,000
  11,305,000        Connecticut State, (2001 Series A) Weekly VRDNs (Landesbank
                    Hessen-Thueringen, Frankfurt LIQ)                                    11,305,000
  4,815,000         Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs
                    (FSA INS)/(Bank of America N.A. LIQ)                                 4,815,000
  6,745,000         Connecticut State, PUTTERS (Series 320) Weekly VRDNs (J.P.
                    Morgan Chase & Co. LIQ)                                              6,745,000
  4,000,000      2   Connecticut State, Series 2000-515, 1.10% TOBs (Morgan
                    Stanley LIQ), Optional Tender 3/24/2005                              4,000,000
  1,021,000         Granby, CT, 2.00% BANs, 8/19/2004                                    1,021,401
  7,300,000         Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood
                    Towers)/(FSA INS)/
                    (Societe Generale, Paris LIQ)                                        7,300,000
  6,120,000         New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC
                    INS)/(Bank of Nova Scotia, Toronto LIQ)                              6,120,000
  6,915,000         New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC
                    INS)/(Bank of Nova Scotia, Toronto LIQ)                              6,915,000
  3,365,000         New Haven, CT, ROCs (Series 256) Weekly VRDNs (MBIA
                    Insurance Corp. INS)/(Citigroup Global Markets Holdings,
                    Inc. LIQ)                                                            3,365,000
  4,500,000         North Canaan, CT Housing Authority, (Series 2001) Weekly
                    VRDNs (Geer Woods, Inc.)/
                    (Wachovia Bank N.A. LOC)                                             4,500,000
  5,000,000         Plainfield, CT, 2.00% BANs, 4/14/2005                                5,029,468
  4,500,000         Regional School District No. 8, CT, 1.90% BANs, 1/20/2005            4,512,503
  3,475,000         Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs
                    (Crosby Commons)/(Wachovia Bank N.A. LOC)                            3,475,000
  1,750,000         Stamford, CT, 2.50% Bonds, 11/1/2004                                 1,756,325
  1,165,000         Watertown, CT, 2.50% BANs, 8/11/2005                                 1,175,287
                    Total                                                                252,943,313
                    Puerto Rico--7.7%
  1,293,500         Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs
                    (FSA INS)/(Morgan Stanley LIQ)                                       1,293,500
  2,895,000         Commonwealth of Puerto Rico, PUTTERS (Series 349) Weekly
                    VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)                        2,895,000
  1,000,000         Puerto Rico Commonwealth Infrastructure Financing Authority,
                    Floater Certificates (Series 1998-139) Weekly VRDNs (AMBAC
                    INS)/(Morgan Stanley LIQ)                                            1,000,000
  1,900,000         Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA
                    COL)/(Lehman Brothers Holdings, Inc. LIQ)                            1,900,000
  3,960,000         Puerto Rico Highway and Transportation Authority, MERLOTS
                    (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp.
                    INS)/(Wachovia Bank N.A. LIQ)                                        3,960,000
  4,000,000         Puerto Rico Public Finance Corp., (Series 2004-911) Weekly
                    VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Morgan Stanley
                    LIQ)                                                                 4,000,000
  6,000,000         Puerto Rico Public Finance Corp., PUTTERs (Series 272)
                    Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase
                    Bank LOC)                                                            6,000,000
                    Total                                                                21,048,500
                    TOTAL INVESTMENTS - 100.2%
                     (AT AMORTIZED COST) 3                                               273,991,813
                    OTHER ASSETS AND LIABILITIES - NET - (0.2)%                          (552,215)
                    TOTAL NET ASSETS - 100%                                          $   273,439,598


     Securities that are subject to the federal alternative minimum tax ("AMT") represents 11.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

          At July 31, 2004, the portfolio securities were rated as follows:

          Tier Rating Percentage Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%



2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $42,215,000 which represents 15.4% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
BANs           --Bond Anticipation Notes
COL            --Collateralized
CP             --Commercial Paper
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
HEFA           --Health and Education Facilities Authority
HFA            --Housing Finance Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs        --Puttable Tax Exempt Receipts
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
VRDNs          --Variable Rate Demand Notes










Federated Tax-Free Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                               Value
                  Short-Term Municipals--101.2%1
                  Alabama--5.1%
$ 3,750,000       Alabama HFA Single Family (2000 Series A:Turtle Lake), Weekly
                  VRDNs (Double Lake Ventures LLC)/(FNMA LOC)                      $   3,750,000
  1,000,000       Alabama State Public School & College Authority, PUTTER's
                  (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase &
                  Co. LIQ)                                                             1,000,000
  1,500,000       Anniston, AL, IDB (Series 1989-A), Weekly VRDNs (Union
                  Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)                     1,500,000
  3,783,000       Gardendale, AL (Series 2002B), Weekly VRDNs (Forest Ridge
                  Apartments)/(FHLMC LOC)                                              3,783,000
  1,000,000       Jefferson County, AL Sewer System, Warrants (Series C-6),
                  Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe
                  Generale, Paris LIQ)                                                 1,000,000
                  Total                                                                11,033,000
                  Colorado--0.6%
  1,195,000       Loveland, CO, IDR (Series 1993S), 1.45% TOBs (Safeway
                  Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory
                  Tender 12/1/2004                                                     1,195,000
                  Connecticut--2.3%
  4,875,000       West Haven, CT, 2.00% BANs, 1/27/2005                                4,890,943
                  Florida--12.9%
  4,500,000   (2)  ABN AMRO MuniTOPS Certificates Trust (Florida
                  Non-AMT)/(Series 1998-9), 1.08% TOBs (Florida State Board of
                  Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV,
                  Amsterdam LIQ), Optional Tender 1/12/2005                            4,500,000
  5,000,000       Brevard County, FL HFA (PT-472), Weekly VRDNs (Palm Place
                  Apartments)/(FHLMC GTD)/(FHLMC LIQ)                                  5,000,000
  1,500,000       Eustis Health Facilities Authority, FL (Series 1992), Weekly
                  VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank LOC)          1,500,000
  9,000,000       Florida State Department of Environmental Protection, Floater
                  Certificates (Series 2001-722), Weekly VRDNs (FGIC
                  INS)/(Morgan Stanley LIQ)                                            9,000,000
  8,000,000       St. Lucie County, FL PCR (Series 2000), Daily VRDNs (Florida
                  Power & Light Co.)                                                   8,000,000
                  Total                                                                28,000,000
                  Illinois--4.0%
  4,610,000       Channahon, IL (Series 2003A), Weekly VRDNs (Morris
                  Hospital)/(U.S. Bank N.A., Cincinnati LOC)                           4,610,000
  4,000,000       Chicago, IL Board of Education, Variable Rate Certificates
                  (Series 1996BB), Weekly VRDNs (MBIA Insurance Corp.
                  INS)/(Bank of America N.A. LIQ)                                      4,000,000
                  Total                                                                8,610,000
                  Indiana--2.3%
  5,000,000       Frankfort, IN EDA (Series 2004), Weekly VRDNs (Wesley Manor,
                  Inc.)/(Key Bank, N.A. LOC)                                           5,000,000
                  Kentucky--3.5%
  7,500,000       Boone County, KY Weekly VRDNs (Bemis Co., Inc.)                      7,500,000
                  Maryland--2.4%
  4,000,000   (2)  ABN AMRO MuniTOPS Certificates Trust (Maryland
                  Non-AMT)/(Series 2003-19), 1.09% TOBs (Baltimore, MD)/(FGIC
                  INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender
                  11/3/2004                                                            4,000,000
  1,200,000       Montgomery County, MD EDA, EDR Weekly VRDNs (U.S.
                  Pharmacopeial Convention Facility)/(JPMorgan Chase Bank LOC)         1,200,000
                  Total                                                                5,200,000
                  Michigan--1.9%
  80,000          Detroit, MI City School District, Variable Rate Certificates
                  (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A.
                  LIQ)                                                                 80,000
  4,000,000       Michigan Municipal Bond Authority, 2.00% RANs (JPMorgan Chase
                  Bank LOC), 8/23/2004                                                 4,002,309
                  Total                                                                4,082,309
                  Minnesota--2.6%
  3,000,000       Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                  SGA 127 (Series 2001), Weekly VRDNs (FGIC INS)/(Societe
                  Generale, Paris LIQ)                                                 3,000,000
  2,655,000       New Hope, MN (Series 2003A), Weekly VRDNs (Broadway
                  Lanel)/(FNMA LOC)                                                    2,655,000
                  Total                                                                5,655,000
                  Missouri--2.5%
  2,715,000       Howell County, MO IDA (Series 1992), 1.20% TOBs (Safeway
                  Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/2/2004              2,715,000
  2,715,000       Howell County, MO IDA (Series 1992), 1.52% TOBs (Safeway
                  Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 2/1/2005              2,715,000
                  Total                                                                5,430,000
                  Multi State--7.7%
  1,857,356       ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust, Weekly VRDNs
                  (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)                    1,857,356
  6,922,000       Clipper Tax-Exempt Certificates Trust (Non-AMT
                  Multistate)/(Series 1998-2), Weekly VRDNs (State Street Corp.
                  LIQ)                                                                 6,922,000
  1,433,234       Koch Floating Rate Trust (Multistate Non-AMT)/(Series
                  2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and
                  Trust Co. LIQ)                                                       1,433,234
  1,431,666       Koch Floating Rate Trust (Multistate Non-AMT)/(Series
                  2001-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and
                  Trust Co. LIQ)                                                       1,431,666
  4,985,000       TICs/TOCs MuniMae Trust (Series 2002-1M), Weekly VRDNs (MBIA
                  Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and
                  Landesbank Baden-Wuerttemberg LIQs)                                  4,985,000
                  Total                                                                16,629,256
                  Nevada--1.0%
  2,340,000       Nevada State, PT-1714, Weekly VRDNs (FSA INS)/(Westdentsche
                  Landesbank AG LIQ)                                                   2,340,000
                  Ohio--4.4%
  3,915,000       Cuyahoga County, OH Health Care Facilities (Series 1999),
                  Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third
                  Bank, Cincinnati LOC)                                                3,915,000
  4,000,000       Lake County, OH, Weekly VRDNs (Lake County, OH Hospital
                  System, Inc.)/(Radian Asset Assurance INS)/(Fleet National
                  Bank LIQ)                                                            4,000,000
  1,575,000       Ohio State, Coal Development, 2.00% Bonds, 2/1/2005                  1,582,510
                  Total                                                                9,497,510
                  Oklahoma--7.8%
  2,440,000       Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs
                  (Muskogee Mall LP)/(Bank of America N.A. LOC)                        2,440,000
  2,810,000       Muskogee, OK Industrial Trust (Series 1985), Weekly VRDNs
                  (Warmack Muskogee Ltd. Partnership)/(Bank of America N.A. LOC)       2,810,000
  11,640,000      Tulsa, OK International Airport, Variable Rate Certificates
                  (Series 1997B-2), Weekly VRDNs (MBIA Insurance Corp.
                  INS)/(Bank of America N.A. LIQ)                                      11,640,000
                  Total                                                                16,890,000
                  Pennsylvania--6.4%
  11,000,000      Doylestown Hospital Authority, PA (Series 1998B), Weekly
                  VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A.
                  LIQ)                                                                 11,000,000
  3,000,000       Doylestown Hospital Authority, PA (Series 1998C), Weekly
                  VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A.
                  LIQ)                                                                 3,000,000
                  Total                                                                14,000,000
                  South Carolina--4.5%
  9,905,000   (2)  Grand Strand Water & Sewage Authority, SC, MERLOTS (Series
                  2001-A118), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ),
                  Optional Tender 11/10/2004                                           9,905,000
                  Texas--24.8%
  3,528,000       ABN AMRO MuniTOPS Certificates Trust (Multistate
                  Non-AMT)/(Series 1998-24), Weekly VRDNs (Barbers Hill, TX
                  Independent School District)/(Texas Permanent School Fund
                  Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)             3,528,000
  10,215,000      Harris County, TX HFDC (Series 2000), Weekly VRDNs (Brazos
                  Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)               10,215,000
  9,500,000       Harris County, TX, ROCs (Series 4056), Weekly VRDNs
                  (Citigroup Global Markets Holdings, Inc. LIQ)                        9,500,000
  1,035,000       Houston, TX Independent School District, Floater Certificates
                  (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund
                  Guarantee Program GTD)/(Morgan Stanley LIQ)                          1,035,000
  3,875,000   (2)  Houston, TX, ROCs (Series 242), 1.25% TOBs (MBIA Insurance
                  Corp. INS)/(Citigroup Global Markets Holdings, Inc. LIQ),
                  Optional Tender 10/21/2004                                           3,875,000
  3,020,000       Kendall County, TX Health Facilities Development Corp.,
                  (Series 2002-B), Weekly VRDNs (Morningside Ministries
                  Foundation, Inc.)/(Bank One N.A. (Chicago) LOC)                      3,020,000
  3,500,000       Lower Colorado River Authority, TX (Series 2000 ZZZ), Weekly
                  VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                             3,500,000
  3,985,000       Lower Colorado River Authority, TX, MERLOTS (2000 RRR),
                  Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                      3,985,000
  10,000          TX Pooled Tax Exempt Trust, COPs (Series 1996), Weekly VRDNs
                  (Bank One N.A. (Chicago) LOC)                                        10,000
  15,000,000      Texas State, 2.00% TRANs, 8/31/2004                                  15,010,335
                  Total                                                                53,678,335
                  Washington--1.0%
  2,130,000       Washington State, MERLOTS (Series 2001-A101), Weekly VRDNs
                  (FGIC INS)/(Wachovia Bank N.A. LIQ)                                  2,130,000
                  West Virginia--2.6%
  5,565,000       Cabell County Commission, WV (Series 1995), Weekly VRDNs
                  (Foster Foundation)/(Huntington National Bank, Columbus, OH
                  LOC)                                                                 5,565,000
                  Wisconsin--0.9%
  2,000,000       University of Wisconsin Hospital and Clinics Authority,
                  MERLOTS (Series 2000RR), Weekly VRDNs (FSA INS)/(Wachovia
                  Bank N.A. LIQ)                                                       2,000,000
                  Total Investments--101.2%
                  (at amortized cost)3                                                 219,231,353
                  other assets and liabilities--net--(1.2)%                              (2,659,636)
                  total net assets---100%                                          $   216,571,717


     At July 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2004, the portfolio securities were rated as follows: Tier rating based on total market value (unaudited) First Tier Second Tier

          100.00%           0.00%
          -----------------------

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $22,280,000 which represents 10.3% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
COPs           --Certificate of Participation
EDA            --Economic Development Authority
EDR            --Economic Development Revenue
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corporation
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GTD            --Guaranteed
HFA            --Housing Finance Authority
HFDC           --Health Facility Development Corporation
IDA            --Industrial Development Authority
IDB            --Industrial Development Bond
IDR            --Industrial Development Revenue
INS            --Insured
LIQ(s)         --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR            --Pollution Control Revenue
PLC            --Public Limited Company
PUTTERs        --Puttable Tax-Exempt Receipts
RANs           --Revenue Anticipation Notes
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
TOCs           --Tender Option Certificates
TOPs           --Tender Obligation Participating Securities
TRANs          --Tax and Revenue Anticipation Notes
VRDNs          --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements









Florida Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                               Value
                  Short-Term Municipals--99.5% 1
                  Florida--81.7%
$ 12,825,000   2   ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)
                  (Series 1998-9), 1.08% TOBs (Florida State Board of Education
                  Capital Outlay)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                  Optional Tender 1/12/2005                                        $   12,825,000
  4,000,000       Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida
                  Rock Industries, Inc.)/
                  (Bank of America N.A. LOC)                                           4,000,000
  2,395,000       Brevard County, FL Weekly VRDNs (Greywater
                  Investments)/(Huntington National Bank, Columbus, OH LOC)            2,395,000
  2,370,000       Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly
                  VRDNs (GNMA COL)/
                  (Wachovia Bank N.A. LIQ)                                             2,370,000
  2,600,000       Broward County, FL, (Series A), 1.26% CP (Dexia Credit Local
                  LIQ), Mandatory Tender 11/5/2004                                     2,600,000
  2,010,000       Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American
                  Whirlpool Products Corp. Project)/(SouthTrust Bank of
                  Alabama, Birmingham LOC)                                             2,010,000
  900,000         Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast
                  Real Estate Partners Ltd.)/
                  (SunTrust Bank LOC)                                                  900,000
  5,700,000       Broward County, FL, MERLOTS (Series 2004-B9) Weekly VRDNs
                  (Wachovia Bank N.A. LIQ)                                             5,700,000
  35,157,000      Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series
                  1999-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)           35,157,000
  2,326,000       Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series
                  2000-3) Weekly VRDNs (Duval County, FL HFA)/(MBIA Insurance
                  Corp. INS)/(State Street Bank and Trust Co. LIQ)                     2,326,000
  6,250,000       Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series
                  2004-1) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)                 6,250,000
  1,500,000       Coconut Creek, FL, (Series 2002) Weekly VRDNs (Elite Aluminum
                  Corp.)/(Bank of America N.A. LOC)                                    1,500,000
  1,440,000       Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S.
                  Holdings, Inc.)/(Wachovia Bank N.A. LOC)                             1,440,000
  7,000,000    2   Escambia County, FL HFA, (Series 2004 FR/RI-L12), 1.10% TOBs
                  (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), Optional
                  Tender 10/13/2004                                                    7,000,000
  3,490,000    2   Escambia County, FL HFA, Variable Rate Cerificates (Series
                  2002-B), 1.23% TOBs (GNMA COL)/(Bank of America N.A. LIQ),
                  Mandatory Tender 3/31/2005                                           3,490,000
  1,965,000       Escambia County, FL HFA, Variable Rate Certificate (Series
                  2001-C) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)           1,965,000
  16,300,000      Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands
                  Apartments)/(Northern Trust Co., Chicago, IL LOC)                    16,300,000
  2,240,000       Florida HFA, Trust Receipts, (Series 1998 FR/RI-12) Weekly
                  VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)              2,240,000
  9,055,000       Florida Higher Educational Facilities Financing Authority,
                  (Series 2002) Weekly VRDNs (Saint Leo University,
                  FL)/(Amsouth Bank N.A., Birmingham LOC)                              9,055,000
  6,845,000       Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly
                  VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)            6,845,000
  5,355,000    2   Florida Housing Finance Corp., PT-481, 1.30% TOBs (Oaks at
                  Mill Creek Apartments)/
                  (FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004                    5,355,000
  9,730,000       Florida State Board of Education Capital Outlay, ROCs (Series
                  1014) Weekly VRDNs (Florida State)/(Citigroup Global Markets
                  Holdings, Inc. LIQ)                                                  9,730,000
  10,580,000      Florida State Department of Environmental Protection, (Series
                  2001-637) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan
                  Stanley LIQ)                                                         10,580,000
  1,992,500       Florida State Department of Environmental Protection, Floater
                  Certificates (Series 2001-722) Weekly VRDNs (FGIC
                  INS)/(Morgan Stanley LIQ)                                            1,992,500
  5,000,000    2   Florida State Turnpike Authority, PUTTERs (Series 218z),
                  1.30% TOBs (FGIC INS)/(J.P. Morgan Chase Bank LIQ), Optional
                  Tender 4/29/2005                                                     5,000,000
  4,995,000       Fort Myers, (FL) Utilities Revenue, (Series 1998-168) Weekly
                  VRDNs (FGIC INS)/(Morgan Stanley LIQ)                                4,995,000
  2,500,000       Greater Orlando, (FL) Aviation Authority Weekly VRDNs (Cessna
                  Aircraft Co.)/(Textron, Inc. GTD)                                    2,500,000
  4,100,000       Greater Orlando, FL Aviation Authority, Adjustable Rate
                  (Series 1997), 1.50% TOBs (Signature Flight Support
                  Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                  Tender 12/1/2004                                                     4,100,000
  2,470,000       Hillsborough County, FL Aviation Authority, (PT-1841) Weekly
                  VRDNs (MBIA Insurance Corp. INS)/(WestLB AG LIQ)                     2,470,000
  5,000,000       Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment
                  Co.)/(SunTrust Bank LOC)                                             5,000,000
  1,140,000       Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs
                  (VIGO Importing Co. Project)/(Bank of America N.A. LOC)              1,140,000
  455,000         Hillsborough County, FL IDA, Variable Rate Demand IRDBs
                  (Series 1996) Weekly VRDNs (Trident Yacht Building
                  Partnership Project)/(Wachovia Bank N.A. LOC)                        455,000
  2,745,000       Hillsborough County, FL IDA, Variable Rate IDRBs (Series
                  1998) Weekly VRDNs (SIFCO Industries, Inc.)/(National City
                  Bank, Ohio LOC)                                                      2,745,000
  2,400,000       Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs
                  (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC)             2,400,000
  2,700,000       Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion
                  Pac, Inc.)/(Heinz (H.J.) Co. GTD)                                    2,700,000
  4,000,000       Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine
                  State Cypress, Inc.)/(SouthTrust Bank of Alabama, Birmingham
                  LOC)                                                                 4,000,000
  1,300,000       Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick
                  Industries, Inc.)/(Regions Bank, Alabama LOC)                        1,300,000
  3,430,000       Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior
                  Electronics Group, Inc.)/
                  (Wachovia Bank N.A. LOC)                                             3,430,000
  4,475,000       Manatee County, FL, (Series 1998 A) Weekly VRDNs (CFI
                  Manufacturing, Inc. Project)/
                  (Standard Federal Bank, N.A. LOC)                                    4,475,000
  2,080,000       Manatee County, FL, (Series 1998) Weekly VRDNs (Mader
                  Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)         2,080,000
  2,400,000       Martin County, FL IDA, Tender Industrial Revenue Bonds
                  (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc.
                  Project)/(SunTrust Bank LOC)                                         2,400,000
  2,000,000       Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von
                  Drehle Holdings)/(Branch Banking & Trust Co., Winston-Salem
                  LOC)                                                                 2,000,000
  3,200,000       Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac
                  America)/(Bank of America N.A. LOC)                                  3,200,000
  475,000         Okeechobee County, FL, (Series 1992) Weekly VRDNs (Chambers
                  Waste Systems)/
                  (J.P. Morgan Chase Bank LOC)                                         475,000
  3,275,000       Orange County, FL HFA, Variable Rate Certificates (Series
                  1997G) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)            3,275,000
  9,685,000       Orange County, FL, (PT-1557) Weekly VRDNs (FGIC INS)/(Merrill
                  Lynch & Co., Inc. LIQ)                                               9,685,000
  8,260,000       Orlando, FL Housing Authority, Roaring Forks (Series 2003-7)
                  Weekly VRDNs (West Oaks Apartments)/(FNMA GTD)/(Bank of New
                  York LIQ)                                                            8,260,000
  5,960,000       Orlando, FL Utilites Commission, ROCs (Series 1040) Weekly
                  VRDNs (Citigroup Global Markets Holdings, Inc. LIQ)                  5,960,000
  2,000,000       Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse
                  Obligated Group)/(Key Bank, N.A. LOC)                                2,000,000
  2,150,000       Pasco County, FL Educational Facilities Authority, (Series
                  1999) Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank
                  N.A., Birmingham LOC)                                                2,150,000
  1,500,000       Pinellas County Industry Council, FL, (Series 1997) Weekly
                  VRDNs (Boyd Industries, Inc.)/
                  (SouthTrust Bank of Alabama, Birmingham LOC)                         1,500,000
  1,308,000       Pinellas County Industry Council, FL, IDRB (Series 1995)
                  Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank
                  N.A. LOC)                                                            1,308,000
  2,710,000       Polk County, FL IDA, (Series 1999) Weekly VRDNs (Norman
                  Family Partnership)/(Huntington National Bank, Columbus, OH
                  LOC)                                                                 2,710,000
  3,150,000       St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services,
                  Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                   3,150,000
  150,000         Sumter County, FL IDA Weekly VRDNs (Great Southern Wood
                  Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)        150,000
  3,300,000       Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum &
                  Glass Co., Inc. Project)/(Comerica Bank LOC)                         3,300,000
  2,990,000       Tampa Bay, FL Water Utility System, MERLOTS (Series
                  2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)          2,990,000
  5,195,000       Tampa Bay, FL Water Utility System, Variable Rate
                  Certificates (Series 2001-N) Weekly VRDNs (FGIC INS)/(Bank of
                  America N.A. LIQ)                                                    5,195,000
  1,050,000       Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank,
                  N.A. LOC)                                                            1,050,000
  2,000,000       Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.
                  Project)/(Bank of America N.A. LOC)                                  2,000,000
  1,445,000       West Palm Beach, FL, 4.50% Bonds, 3/1/2005                           1,472,920
                  Total                                                                267,046,420
                  Indiana--0.8%
  1,030,000       Poseyville, In, (Series 1998 B) Weekly VRDNs (North America
                  Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)              1,030,000
  1,715,000       Poseyville, In, (Series 1998-A) Weekly VRDNs (North America
                  Green, Inc.)/(Harris Trust & Savings Bank, Chicago LOC)              1,715,000
                  Total                                                                2,745,000
                  Kansas--0.5%
  1,725,000       Sedgwick & Shawnee Counties, KS, Variable Rate Certificates
                  (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A.
                  LIQ)                                                                 1,725,000
                  Maryland--1.8%
  2,000,000       Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark
                  Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)        2,000,000
  2,680,000       Maryland State Community Development Administration, MERLOTS
                  (Series 2001-B2) Weekly VRDNs (Wachovia Bank N.A. LIQ)               2,680,000
  1,355,000       Maryland State Economic Development Corp., (Series 1996)
                  Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust
                  Co., Buffalo, NY LOC)                                                1,355,000
                  Total                                                                6,035,000
                  Minnesota--1.5%
  4,900,000       Stillwater, MN ISD No. 834, 1.50% TRANs (Minnesota State
                  GTD), 8/24/2004                                                      4,901,366
                  Mississippi--0.5%
  1,500,000       Mississippi Home Corp., (Series 1997) Weekly VRDNs (Windsor
                  Park Apartments)/
                  (SouthTrust Bank of Alabama, Birmingham LOC)                         1,500,000
                  Multi State--0.3%
  1,000,000       Charter Mac Floater Certificates Trust I, (Nat-2 Series)
                  Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische
                  Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National
                  Bank, Landesbank Baden-Wuerttemberg and State Street Bank and
                  Trust Co. LIQs)                                                      1,000,000
                  Ohio--0.8%
  2,700,000       Dayton, OH Department of Aviation, 3.00% BANs, 7/7/2005              2,724,648
                  Pennsylvania--2.6%
  6,000,000       Erie, PA City School District, 2.75% TRANs, 6/30/2005                6,052,150
  2,400,000       Pennsylvania EDFA, Economic Development Revenue Bonds (Series
                  1996 D6) Weekly VRDNs (Toyo Tanso Specialty Materials,
                  Inc.)/(PNC Bank, N.A. LOC)                                           2,400,000
                  Total                                                                8,452,150
                  Texas--5.7%
  3,500,000       Harris County, TX, ROCs (Series 4056) Weekly VRDNs (Citigroup
                  Global Markets Holdings, Inc. LIQ)                                   3,500,000
  15,000,000      Texas State, 2.00% TRANs, 8/31/2004                                  15,011,099
                  Total                                                                18,511,099
                  West Virginia--0.9%
  3,000,000       Grant County, WV County Commission, Solid Waste Disposal
                  Revenue Bonds (Series 1996), 1.20% CP (Virginia Electric &
                  Power Co.), Mandatory Tender 8/16/2004                               3,000,000
                  Wisconsin--2.4%
  3,000,000       Menomonie, WI Area School District, 1.80% TRANs, 9/3/2004            3,001,655
  4,750,000       Merrill Area, WI Common Public School District, 1.75% TRANs,
                  9/30/2004                                                            4,754,380
                  Total                                                                7,756,035
                  Total Investments--99.5%
                  (at amortized cost) 3                                                325,396,718
                  OTHER ASSETS AND LIABILITIES - NET -0.5%                             1,500,986
                  TOTAL NET ASSETS - 100%                                          $   326,897,704


     Securities that are subject to the federal alternative minimum tax (AMT) represent 45.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          98.31%            1.69%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $33,670,000 which represents 10.3% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
COL            --Collateralized
CP             --Commercial Paper
EDA            --Economic Development Authority
EDFA           --Economic Development Financing Authority
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corp.
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
GTD            --Guaranteed
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDRB(s)        --Industrial Development Revenue Bond(s)
INS            --Insured
ISD            --Independent School District
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs        --Puttable Tax-Exempt Receipts
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
TOPs           --Trust Obligation Participating Securities
TRANs          --Tax and Revenue Anticipation Notes
VRDNs          --Variable Rate Demand Notes







Georgia Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



   Principal
  Amount                                                                                   Value
                     Short-Term Municipals--101.6% 1
                     Georgia--101.6%
$ 33,210,000      2  ABN AMRO MuniTOPS Certificates Trust (Georgia
                     Non-AMT)/(Series 2004), 1.07% TOBs (Atlanta, GA Airport
                     Revenue Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam
                     LIQ), Optional Tender 11/17/2004                                 $    33,210,000
  5,000,000          Albany, GA, 1.22% TANs, 12/31/2004                                    5,000,395
  2,400,000          Albany-Dougherty, GA Payroll Development Authority Weekly
                     VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust
                     Co., GA LOC)                                                          2,400,000
  2,600,000          Athens-Clarke County, GA IDA, (Series 1988), 1.15% CP (Rhone
                     Merieux, Inc. Project)/
                     (HSBC Bank USA LOC), Mandatory Tender 8/9/2004                        2,600,000
  900,000            Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs
                     (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC)                900,000
  11,375,000      2  Atlanta, GA Airport Revenue Authority, (PA-916R), 1.20% TOBs
                     (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender
                     10/7/2004                                                             11,375,000
  6,500,000       2  Atlanta, GA Airport Revenue Authority, (PA 926R), 1.26% TOBs
                     (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender
                     4/7/2005                                                              6,500,000
  17,315,000         Atlanta, GA Downtown Development Authority, (Series 2002)
                     Weekly VRDNs (Atlanta, GA)/(AMBAC Financial Group, Inc.
                     INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                    17,315,000
  4,520,000          Atlanta, GA Water & Sewer, Variable Rate Certificates
                     (Series 2002A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank
                     of America N.A. LIQ)                                                  4,520,000
  760,000            Augusta, GA HFA, (Series 19998)  Weekly VRDNs (Sterling
                     Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)                 760,000
  1,670,000          Bartow County, GA IDA, (Series 2000) Weekly VRDNs (Eagle
                     Solutions LLC)/(Amsouth Bank N.A., Birmingham LOC)                    1,670,000
  3,600,000          Bibb County, GA Development Authority, (Series 2003) Weekly
                     VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of
                     America N.A. LOC)                                                     3,600,000
  2,850,000          Carroll County, GA Development Authority, (Series 2001)
                     Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and
                     Trust Co., GA LOC)                                                    2,850,000
  7,135,000       2  Cherokee County, GA Water & Sewer Authority, MERLOTS (Series
                     2000 A23), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia
                     Bank N.A. LIQ), Optional Tender 11/10/2004                            7,135,000
  15,705,000         Clayton County, GA Housing Authority, (Series 2000: Villages
                     at Lake Ridge Apartments) Weekly VRDNs (Timber Mills
                     Partners LP)/(Amsouth Bank N.A., Birmingham LOC)                      15,705,000
  3,000,000          Cobb County, GA Development Authority, (Series 2003) Weekly
                     VRDNs (Young Men's Christian Association of Cobb County, GA,
                     Inc.)/(Branch Banking & Trust Co. of Virginia LOC)                    3,000,000
  5,450,000          Cobb County, GA Development Authority, (Series 2004B) Weekly
                     VRDNs (Presbyterian Village, Austell, Inc.)/(Allied Irish
                     Banks PLC LOC)                                                        5,450,000
  2,980,000          Cobb County, GA Housing Authority, (Series 2002) Weekly
                     VRDNs (Woodsong Apartments Partners LP)/(FNMA INS)                    2,980,000
  5,000,000          Cobb County, GA Housing Authority, (Series 2004) Weekly
                     VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC)                    5,000,000
  9,675,000          Cobb County, GA IDA, (Series 1997) Weekly VRDNs (Wyndham
                     Gardens)/(Deutsche Bank Trust Co. Americas LOC)                       9,675,000
  1,400,000          Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs
                     (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust
                     Co., Winston-Salem LOC)                                               1,400,000
  270,000            Columbia County, GA Development Authority, (Series 1991)
                     Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank N.A.
                     LOC)                                                                  270,000
  4,795,000          Columbus, GA IDA Industrial & Port Development Commission,
                     (Series 1992) Weekly VRDNs (Maine Street Village
                     Partnership)/(Columbus Bank and Trust Co., GA LOC)                    4,795,000
  8,440,000          Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North
                     America LLC)/(Columbus Bank and Trust Co., GA LOC)                    8,440,000
  1,600,000          Coweta County, GA IDA, (Series 1995) Weekly VRDNs (Lanelco
                     LLC)/(Bank One N.A. (Chicago) LOC)                                    1,600,000
  7,620,000          Crisp County, GA Solid Waste Management Authority, (Series
                     1998) Weekly VRDNs (FSA Inc. INS)/(Wachovia Bank N.A. LIQ)            7,620,000
  7,500,000          Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose
                     Tube Co.)/(U.S. Bank N.A., Cincinnati LOC)                            7,500,000
  14,500,000         Dalton, GA Development Authority, (Series 2003B) Weekly
                     VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A.
                     LOC)                                                                  14,500,000
  1,445,000          Dawson County, GA Development Authority, (Series 1999)
                     Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A.
                     LOC)                                                                  1,445,000
  2,150,000          Dawson County, GA Development Authority, (Series 2002)
                     Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank
                     N.A. LOC)                                                             2,150,000
  1,250,000          De Kalb County, GA Development Authority Weekly VRDNs
                     (Rock-Tenn Co.)/(SunTrust Bank LOC)                                   1,250,000
  1,200,000          De Kalb County, GA Development Authority, (Series 1992)
                     Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank
                     LOC)                                                                  1,200,000
  510,000            De Kalb County, GA Development Authority, (Series 1992)
                     Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A.
                     LOC)                                                                  510,000
  960,000            De Kalb County, GA Development Authority, (Series 1996)
                     Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of
                     Alabama, Birmingham LOC)                                              960,000
  2,405,000          De Kalb County, GA Development Authority, (Series 1999)
                     Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)             2,405,000
  10,000,000         De Kalb County, GA Multi-Family Housing Authority, (Series
                     2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC INS)              10,000,000
  4,895,000          Dougherty County, GA Development Authority, (Series 2001)
                     Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank,
                     Alabama LOC)                                                          4,895,000
  11,000,000         Dougherty County, GA School System, 2.25% TANs, 12/31/2004            11,030,608
  1,200,000          Douglas County, GA Development Authority, (Series 1997)
                     Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions
                     Bank, Alabama LOC)                                                    1,200,000
  540,000            Douglas County, GA Development Authority, (Series 1997)
                     Weekly VRDNs (Paul B. Goble)/(Wachovia Bank N.A. LOC)                 540,000
  5,500,000          Douglas County, GA Development Authority, (Series 1998A)
                     Weekly VRDNs (Heritage Bag)/(Wachovia Bank N.A. LOC)                  5,500,000
  7,820,000          Douglas County, GA Development Authority, (Series 2002)
                     Weekly VRDNs (Reflek Manufacturing, Inc.)/(Fleet National
                     Bank LOC)                                                             7,820,000
  1,000,000          Effingham County, GA School District, 5.65% Bonds (MBIA
                     Insurance Corp. INS), 2/1/2005                                        1,022,682
  7,000,000          Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner
                     Denver Machinery, Inc.)/(National City Bank,
                     Michigan/Illinois LOC)                                                7,000,000
  495,000            Fayetteville, GA Water & Sewer, (Series 2003), 2.00% Bonds
                     (FSA INS), 11/1/2004                                                  495,985
  2,900,000          Forsyth County, GA Development Authority, (Series 2002)
                     Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC)                     2,900,000
  5,700,000          Forsyth County, GA Development Authority, IDRB (Series 1995)
                     Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG,
                     Frankfurt LOC)                                                        5,700,000
  4,240,000          Franklin County, GA Industrial Building Authority, (Series
                     1995) Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New
                     York LOC)                                                             4,240,000
  1,940,000          Fulton County, GA Development Authority, (Series 1998)
                     Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank
                     LOC)                                                                  1,940,000
  5,595,000          Fulton County, GA Development Authority, (Series 1999)
                     Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC)             5,595,000
  3,300,000          Fulton County, GA Development Authority, (Series 2001)
                     Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia
                     Bank N.A. LOC)                                                        3,300,000
  1,000,000          Fulton County, GA Development Authority, (Series 2001)
                     Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC)               1,000,000
  1,700,000          Fulton County, GA Development Authority, (Series 2002)
                     Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC)         1,700,000
  460,000            Fulton County, GA IDA Weekly VRDNs (C.K.S. Packaging,
                     Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)                    460,000
  400,000            Fulton County, GA IDA, (Series 1997) Weekly VRDNs (In-Store
                     Media Corp.)/(SunTrust Bank LOC)                                      400,000
  3,000,000          Gainesville and Hall County, GA Development Authority,
                     (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A.
                     LOC)                                                                  3,000,000
  5,000,000          Gainesville, GA Housing Authority, (PT-1985) Weekly VRDNs
                     (Lenox Park Apartments)/
                     (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                     LOC)                                                                  5,000,000
  1,000,000          Gainesville, GA Redevelopment Authority, (Series 1999)
                     Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC)            1,000,000
  1,700,000          Gainesville, GA Redevelopment Authority, Downtown
                     Developments, Ltd (Series 1987) Weekly VRDNs (Downtown
                     Developments Ltd.)/(Regions Bank, Alabama LOC)                        1,700,000
  8,876,463          Georgia Municipal Association Weekly VRDNs (MBIA Insurance
                     Corp. INS)/(Bank of America N.A. LIQ)                                 8,876,463
  1,100,000          Georgia Ports Authority, (Series 1996A) Weekly VRDNs
                     (Colonel's Island Terminal)/(SunTrust Bank LOC)                       1,100,000
  4,690,000       2  Georgia State HFA, MERLOTS (Series 2001 A-106), 1.30% TOBs
                     (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004                  4,690,000
  4,165,000          Georgia State Municipal Gas Authority, (Series A) Weekly
                     VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase
                     Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia
                     Bank N.A. LOCs)                                                       4,165,000
  7,000,000          Georgia State Municipal Gas Authority, (Series B)  Weekly
                     VRDNs (Bayerische Landesbank Girozentrale, Credit Suisse
                     First Boston, J.P. Morgan Chase Bank and Wachovia Bank N.A.
                     LOCs)                                                                 7,000,000
  8,500,000          Georgia State Municipal Gas Authority, (Series B) Weekly
                     VRDNs (Bayerische Landesbank Girozentrale, J.P. Morgan Chase
                     Bank, Landesbank Hessen-Thueringen, Frankfurt and Wachovia
                     Bank N.A. LOCs)                                                       8,500,000
  2,000,000          Georgia State Municipal Gas Authority, (Series C) Weekly
                     VRDNs (Bank of America N.A., Bayerische Landesbank
                     Girozentrale, JPMorgan Chase Bank, Landesbank
                     Hessen-Thueringen, Frankfurt and Wachovia Bank N.A. LOCs)             2,000,000
  5,035,000          Georgia State Road and Tollway Authority, (PT-2019) Weekly
                     VRDNs (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ)             5,035,000
  3,000,000          Georgia State, (Series A), 4.00% Bonds, 5/1/2005                      3,059,976
  2,000,000          Georgia State, (Series C), 2.00% Bonds, 12/1/2004                     2,005,613
  7,745,000          Georgia State, Floater Certificates (Series 2011-647) Weekly
                     VRDNs (Morgan Stanley LIQ)                                            7,745,000
  6,750,000          Georgia State, PUTTERS (Series 128) Weekly VRDNs (J.P.
                     Morgan Chase & Co. LIQ)                                               6,750,000
  8,115,000          Georgia State, PUTTERS (Series 440) Weekly VRDNs (PNC Bank,
                     N.A. LIQ)                                                             8,115,000
  2,145,000          Gwinnett County, GA Development Authority, (Series 1996)
                     Weekly VRDNs (Sidel, Inc.)/(Bank of America N.A. LOC)                 2,145,000
  430,000            Gwinnett County, GA Development Authority, (Series 1997)
                     Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A.
                     LOC)                                                                  430,000
  2,500,000          Gwinnett County, GA Development Authority, (Series 2004)
                     Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)                2,500,000
  13,250,000         Gwinnett County, GA Housing Authority, (Series 2003) Weekly
                     VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC)             13,250,000
  1,800,000          Heard County, GA Development Authority, (First Series 1996)
                     Daily VRDNs (Georgia Power Co.)                                       1,800,000
  850,000            Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett
                     Co.)/(Wachovia Bank N.A. LOC)                                         850,000
  2,800,000          Jefferson, GA Development Authority, (Series 2001) Weekly
                     VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama
                     LOC)                                                                  2,800,000
  5,000,000          Kennesaw, GA Development Authority, (Series 2004) Weekly
                     VRDNs (Lakeside Vista Apartments)/(FNMA INS)                          5,000,000
  2,935,000          La Grange, GA, Multi-Family Housing Authority, Revenue Bonds
                     , 1.50% TOBs (Lee's Crossing Project Phase II)/(Columbus
                     Bank and Trust Co., GA LOC), Optional Tender 11/1/2004                2,935,000
  2,755,000          La Grange, GA, Multi-Family Housing Authority, Revenue
                     Bonds, 1.50% TOBs (Lee's Crossing Project Phase I)/(Columbus
                     Bank and Trust Co., GA LOC), Optional Tender 11/1/2004                2,755,000
  3,630,000          LaGrange, GA Housing Authority, Multi-Family Refunding
                     Revenue Bonds (Series 1997) Weekly VRDNs (Greenwood
                     Park)/(Columbus Bank and Trust Co., GA LOC)                           3,630,000
  3,465,000          LaGrange, GA Housing Authority, Multi-Family Refunding
                     Revenue Bonds (Series 1997) Weekly VRDNs (Meadow
                     Terrace)/(Columbus Bank and Trust Co., GA LOC)                        3,465,000
  7,770,000          Marietta, GA Housing Authority, Multifamily Housing Revenue
                     Bonds (Series 1995) Weekly VRDNs (Chalet
                     Apartments)/(General Electric Capital Corp. LOC)                      7,770,000
  3,230,000          Metropolitan Atlanta Rapid Transit Authority, ROCs (Series
                     4011) Weekly VRDNs (FSA Inc. INS)/(Citigroup Global Markets
                     Holdings, Inc. LIQ)                                                   3,230,000
  2,527,000          Milledgeville & Baldwin County, GA Development Authority,
                     (Series 2000) Weekly VRDNs (Vernay Manufacturing,
                     Inc.)/(U.S. Bank N.A., Cincinnati LOC)                                2,527,000
  5,000,000          Milledgeville & Baldwin County, GA Development Authority,
                     (Series 2002), 5.00% TOBs (Georgia College & State
                     University Foundation Property, LLC.)/(Wachovia Bank N.A.
                     LOC), Optional Tender 9/1/2004                                        5,015,950
  7,400,000          Monroe County, GA Development Authority, (2nd Series 1995),
                     1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/19/2005            7,400,000
  675,000            Monroe County, GA Development Authority, (Series 2004),
                     2.00% Bonds (MBIA Insurance Corp. INS), 11/1/2004                     676,427
  3,150,000          Montgomery County, GA Development Authority, (Series 2001)
                     Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank,
                     Alabama LOC)                                                          3,150,000
  6,325,000          Rome-Floyd County, GA Development Authority, (Series 2000)
                     Weekly VRDNs (Steel King Industries, Inc.)/(Marshall &
                     Ilsley Bank, Milwaukee LOC)                                           6,325,000
  4,040,000          Rome-Floyd County, GA Development Authority, (Series 2000)
                     Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank Minnesota
                     N.A. LOC)                                                             4,040,000
  4,600,000          Roswell, GA Housing Authority, Multifamily Housing Refunding
                     Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt
                     Ltd.)/(Northern Trust Co., Chicago, IL LOC)                           4,600,000
  2,000,000          Savannah, GA EDA, (Series 2000) Weekly VRDNs (Republic
                     Services of Georgia)/(SunTrust Bank LOC)                              2,000,000
  3,000,000          Savannah, GA EDA, (Series 2003C) Weekly VRDNs (Marshes of
                     Skidaway Island)/(BNP Paribas SA LOC)                                 3,000,000
  1,000,000          Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs
                     (Bradley Pointe Apartments)/(Key Bank, N.A. LOC)                      1,000,000
  1,870,000          South Georgia Governmental Services Authority,
                     Telecommunications/Cable Systems, 2.00% Bonds (FGIC INS),
                     1/1/2005                                                              1,877,121
  910,000            Stephens County, GA Development Authority, (Series 1999)
                     Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of
                     Alabama, Birmingham LOC)                                              910,000
  1,600,000          Thomasville, GA HFA, (Series 2002A) Weekly VRDNs (Wood
                     Valley Apartments)/(SouthTrust Bank of Alabama, Birmingham
                     LOC)                                                                  1,600,000
  435,000            Walker County, GA Water and Sewer Authority, 2.00% Bonds
                     (FSA INS), 4/1/2005                                                   436,139
  1,235,000          Ware County, GA, 1.50% Bonds (XL Capital Assurance, Inc.
                     INS), 10/1/2004                                                       1,235,817
  1,750,000          Whitfield County, GA Development Authority Weekly VRDNs
                     (Franklin Industries, Inc.)/(Bank of America N.A. LOC)                1,750,000
  1,175,000          Whitfield County, GA Development Authority, (Series 1996)
                     Weekly VRDNs (AMC International, Inc.)/(SouthTrust Bank of
                     Alabama, Birmingham LOC)                                              1,175,000
  3,600,000          Winder-Barrow County, GA Joint Development Authority,
                     (Series 2001) Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank
                     N.A. LOC)                                                             3,600,000
                     Total                                                                 459,050,176
                     Total Investments--101.6%
                     at amortized cost) 3                                                  459,050,176
                     OTHER ASSETS AND LIABILITIES - NET -(1.6)%                            (7,369,104)
                     TOTAL NET ASSETS - 100%                                          $    451,681,072


     Securities that are subject to the federal alternative minimum tax (AMT) represent 43.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

          Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $62,910,000 which represents 13.9% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
CP             --Commercial Paper
EDA            --Economic Development Authority
FHLMC          --Federal Home Loan Mortgage Corp.
FGIC           --Financial Guaranty Insurance Company
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GTD            --Guaranteed
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDRB           --Industrial Development Revenue Bond
INS            --Insured
LIQ            --Liquidity Agreement
LOCs           --Letter(s) of  Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs        --Puttable Tax-Exempt Receipts
ROCs           --Reset Option Certificates
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
TOPS           --Trust Obligation Participating Securities
VRDNs          --Variable Rate Demand Notes









Maryland Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                   Value
                     Short-Term Municipals--99.2%1
                     Maryland--98.6%
$ 1,475,000          Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs
                     (Pitts Realty LP)/(PNC Bank, Delaware LOC)                       $    1,475,000
  2,400,000          Baltimore County, MD IDA, Variable Rate Demand Acquisition
                     Program (Series 1986), Weekly VRDNs (Baltimore Capital
                     Acquisition)/(Bayerische Landesbank Girozentrale LOC)                 2,400,000
  2,100,000          Baltimore County, MD Port Facility Monthly VRDNs (Occidental
                     Petroleum Corp.)/(BNP Paribas SA LOC)                                 2,100,000
  1,525,000          Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct
                     Marketing Associates, Inc. Facility)/(Manufacturers &
                     Traders Trust Co., Buffalo, NY LOC)                                   1,525,000
  2,000,000          Baltimore County, MD, Equipment Acquisition Program (Series
                     2002), 4.00% Bonds, 8/1/2004                                          2,000,000
  3,000,000          Calvert County, MD EDA, (Series 2001), Weekly VRDNs
                     (Asbury-Solomons, Inc.)/(KBC Bank NV LOC)                             3,000,000
  500,000            Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco,
                     Inc.)/(Bank of America N.A. LOC)                                      500,000
  3,000,000          Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven,
                     Inc. /Copper Ridge, Inc.)/(Radian Asset Assurance
                     INS)/(Branch Banking & Trust Co., Winston-Salem LIQ)                  3,000,000
  2,340,000          Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark
                     Finance, LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)         2,340,000
  1,345,000          Harford County, MD, EDRB, (Series 1996), Weekly VRDNs
                     (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders
                     Trust Co., Buffalo, NY LOC)                                           1,345,000
  4,500,000          Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia
                     Vantage House Corp.)/(Lasalle Bank, N.A. LOC)                         4,500,000
  2,900,000          Maryland IDFA, (Series 1999), 1.50% TOBs (Signature Flight
                     Support Corp.)/(Bayerische Landesbank Girozentrale LOC),
                     Optional Tender 12/1/2004                                             2,900,000
  1,700,000          Maryland IDFA, (Series 2002A), Weekly VRDNs (National
                     Aquarium in Baltimore, Inc.)/
                     (SunTrust Bank LOC)                                                   1,700,000
  2,165,000          Maryland State Community Development Administration, (Series
                     1990B), Weekly VRDNs (Cherry Hill Apartment
                     Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)            2,165,000
  4,000,000          Maryland State Community Development Administration, (Series
                     2003E), 1.25% TOBs 12/21/2004                                         4,000,000
  1,935,000       2   Maryland State Community Development Administration,
                     (PT-123), 1.20% TOBs (Svenska Handelsbanken, Stockholm LIQ),
                     Optional Tender 11/18/2004                                            1,935,000
  1,975,000          Maryland State Economic Development Corp., (Series 1996),
                     Weekly VRDNs (Shire US, Inc.)/(Manufacturers & Traders Trust
                     Co., Buffalo, NY LOC)                                                 1,975,000
  1,750,000          Maryland State Economic Development Corp., (Series 1998),
                     Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank
                     N.A. LOC)                                                             1,750,000
  1,800,000          Maryland State Economic Development Corp., (Series 2000),
                     Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)              1,800,000
  1,000,000          Maryland State Health & Higher Educational Facilities
                     Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal
                     Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)                   1,000,000
  3,000,000          Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore
                     International Culinary College Foundation, Inc.)/(SunTrust
                     Bank LOC)                                                             3,000,000
  5,500,000          Montgomery County, MD EDA, (Series 2002), Weekly VRDNs
                     (Institute for Genomic Research, Inc.)/(Bank of America N.A.
                     LOC)                                                                  5,500,000
  8,000,000          Montgomery County, MD EDA, EDR Weekly VRDNs (U.S.
                     Pharmacopeial Convention Facility)/(J.P. Morgan Chase Bank
                     LOC)                                                                  8,000,000
  110,000            Montgomery County, MD Housing Opportunities Commission,
                     (Series 1998 Issue I), Weekly VRDNs (Byron House, Inc.
                     Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY
                     LOC)                                                                  110,000
  720,000            Montgomery County, MD Weekly VRDNs (Information Systems and
                     Networks Corp.)/(PNC Bank, N.A. LOC)                                  720,000
  1,730,000          Northeast, MD Waste Disposal Authority, (PT-766), Weekly
                     VRDNs (AMBAC INS)/
                     (Landesbank Hessen-Thueringen, Frankfurt LIQ)                         1,730,000
  1,000,000          Prince Georges County, MD Housing Authority Mortgage,
                     (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co.,
                     Inc. LIQ)                                                             1,000,000
  1,590,000          Queen Annes County, MD EDR, (Series 1994), 1.45% TOBs
                     (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC),
                     Mandatory Tender 12/1/2004                                            1,590,000
                     Total                                                                 65,060,000
                     Puerto Rico--0.6%
  405,000            Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs
                     (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ)                       405,000
                     Total Investments--99.2%
                      (at amortized cost) 3                                                65,465,000
                     other assets and liabilities---net--0.8%                               539,917
                     total net assets---100%                                          $    66,004,917


     Securities that are subject to federal alternative minimum tax ("AMT") represent 39.2% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

          At July 31, 2004, the portfolio securities were rated as follows:
          Tier Rating Percentages Based on Total Market Value
          First Tier        Second Tier

          100.0%           0.0%
          ---------------------

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, this security amounted to $1,935,000 which represents 2.9% of total net assets.

3    Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
COL            --Collateralized
EDA            --Economic Development Authority
EDR            --Economic Development Revenue
EDRB           --Economic Development Revenue Bonds
GNMA           --Government National Mortgage Association
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDFA           --Industrial Development Finance Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
TOBs           --Tender Option Bonds
VRDNs          --Variable Rate Demand Notes










Massachusetts Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                Value
                  Short-Term Municipals--102.7%1
                  Massachusetts--102.7%
$ 11,166,000      ABN AMRO MuniTOPS Certificates Trust (Massachusetts
                  Non-AMT)/(Series 1998-12), Weekly VRDNs (Massachusetts Water
                  Resources Authority)/(MBIA Insurance Corp. INS)/(ABN AMRO
                  Bank NV, Amsterdam LIQ)                                         $     11,166,000
  3,300,000       Attleboro, MA, 2.00% BANs, 12/17/2004                                 3,310,461
  2,071,000       Boxborough, MA, 2.00% BANs, 3/25/2005                                 2,083,313
  5,275,000       Central Berkshire, MA Regional School District, 2.00% BANs,
                  10/8/2004                                                             5,282,746
  19,538,683      Clipper Tax-Exempt Certificates Trust (Massachusetts
                  Non-AMT)/(Series 1997-2), Weekly VRDNs (Massachusetts State
                  Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust
                  Co. LIQ)                                                              19,538,683
  14,067,000   2   Clipper Tax-Exempt Certificates Trust (Massachusetts
                  Non-AMT)/(Series 2000-2), 1.05% TOBs (Massachusetts Turnpike
                  Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and
                  Trust Co. LIQ), Optional Tender 8/12/2004                             14,067,000
  10,200,000   2   Clipper Tax-Exempt Certificates Trust (Massachusetts
                  Non-AMT)/(Series 2001-4), 1.05% TOBs (Massachusetts Turnpike
                  Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and
                  Trust Co. LIQ), Optional Tender 9/8/2004                              10,200,000
  3,255,000       Commonwealth of Massachusetts, (1999 SG 126), Weekly VRDNs
                  (Societe Generale, Paris LIQ)                                         3,255,000
  4,975,000       Commonwealth of Massachusetts, MERLOTS (Series 2002-A9),
                  Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                       4,975,000
  2,970,000       Commonwealth of Massachusetts, (PA-793), Weekly VRDNs
                  (Merrill Lynch & Co., Inc. LIQ)                                       2,970,000
  2,400,000       Commonwealth of Massachusetts, (PA-798), Weekly VRDNs
                  (Massachusetts Federal-Aid Highway Program)/(FSA
                  INS)/(Merrill Lynch & Co., Inc. LIQ)                                  2,400,000
  5,050,000       Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly
                  VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase &
                  Co. LIQ)                                                              5,050,000
  8,580,000       Commonwealth of Massachusetts, ROCs (Series 1047), Weekly
                  VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)         8,580,000
  6,260,000       Commonwealth of Massachusetts, Roaring Forks (Series
                  2003-10), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
                  New York LIQ)                                                         6,260,000
  2,785,000       Commonwealth of Massachusetts, Variable Rate Certificates
                  (Series 2001-O), Weekly VRDNs (FSA INS)/(Bank of America
                  N.A. LIQ)                                                             2,785,000
  3,485,000       Commonwealth of Massachusetts, Variable Rate Certificates
                  (Series 2002-C), Weekly VRDNs (FSA INS)/(Bank of America
                  N.A. LIQ)                                                             3,485,000
  4,000,000       Dover-Sherborn, MA Regional School District, 1.75% BANs,
                  11/12/2004                                                            4,007,368
  3,000,000       Fall River, MA, 2.00% BANs, 2/3/2005                                  3,012,049
  4,387,500       Haverhill, MA, 2.00% BANs (Fleet National Bank LOC),
                  12/3/2004                                                             4,399,248
  9,977,557       Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series
                  1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and
                  Trust Co. LIQ)                                                        9,977,557
  4,000,000       Lawrence, MA, 2.00% BANs, 12/23/2004                                  4,011,961
  4,000,000       Malden, MA, 2.00% BANs, 11/24/2004                                    4,010,173
  12,470,000      Massachusetts Bay Transit Authority Assesment Bonds,
                  TICs/TOCs (Series 2004-D), Weekly VRDNs (Goldman Sachs
                  Group, Inc. LIQ)                                                      12,470,000
  7,415,000       Massachusetts Bay Transportation Authority, (Series 1999),
                  Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ)                      7,415,000
  11,000,000      Massachusetts Bay Transportation Authority, MERLOTS (Series
                  2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)              11,000,000
  2,700,000       Massachusetts Bay Transportation Authority, (PT-1218),
                  Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)               2,700,000
  10,000,000      Massachusetts Development Finance Agency Weekly VRDNs
                  (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)           10,000,000
  2,450,000       Massachusetts Development Finance Agency Weekly VRDNs (You,
                  Inc.)/(Lloyds TSB Bank PLC, London LOC)                               2,450,000
  4,900,000       Massachusetts Development Finance Agency, (Series 1998A),
                  Weekly VRDNs (Shady Hill School)/(Citizens Bank of
                  Massachusetts LOC)                                                    4,900,000
  2,206,000       Massachusetts Development Finance Agency, (Series 1999),
                  Weekly VRDNs (Dean College)/(Fleet National Bank LOC)                 2,206,000
  6,200,000       Massachusetts Development Finance Agency, (Series 2000),
                  Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish
                  Banks PLC LOC)                                                        6,200,000
  4,500,000       Massachusetts Development Finance Agency, (Series 2000),
                  Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)         4,500,000
  785,000         Massachusetts Development Finance Agency, (Series 2001),
                  Weekly VRDNs (The Children's Museum)/(Citizens Bank of
                  Massachusetts LOC)                                                    785,000
  7,400,000       Massachusetts Development Finance Agency, (Series 2001A),
                  Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank,
                  N.A. LOC)                                                             7,400,000
  1,000,000       Massachusetts Development Finance Agency, (Series 2002),
                  Weekly VRDNs (The Rivers School)/(Citizens Bank of
                  Massachusetts LOC)                                                    1,000,000
  2,500,000       Massachusetts Development Finance Agency, (Series 2002A),
                  Weekly VRDNs (Assumption College)/(Bank of New York LOC)              2,500,000
  1,500,000       Massachusetts Development Finance Agency, (Series 2004),
                  Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)            1,500,000
  1,460,000       Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality
                  of Massachusetts)/(Dexia Credit Local LOC)                            1,460,000
  5,500,000       Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill
                  House)/(Comerica Bank LOC)                                            5,500,000
  2,860,000       Massachusetts HEFA, (Series B), Weekly VRDNs (Boston
                  Home)/(Citizens Bank of Massachusetts LOC)                            2,860,000
  5,640,000       Massachusetts HEFA, (Series B), Weekly VRDNs (New England
                  Carpenters Training Fund)/(Citizens Bank of Massachusetts
                  LOC)                                                                  5,640,000
  12,495,000   2   Massachusetts HEFA, (PA-973R), 1.20% TOBs (Massachusetts
                  Institute of Technology)/(Merrill Lynch & Co., Inc. LIQ),
                  Optional Tender 9/16/2004                                             12,495,000
  5,505,000       Massachusetts HEFA, Variable Rate Certificates (Series
                  2002-D), Weekly VRDNs (Massachusetts Institute of
                  Technology)/(Bank of America N.A. LIQ)                                5,505,000
  1,700,000       Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard
                  House)/(Fleet National Bank LOC)                                      1,700,000
  4,269,000       Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury
                  College)/(Fleet National Bank LOC)                                    4,269,000
  2,395,000       Massachusetts IFA, (Series 1997), Weekly VRDNs
                  (Massachusetts Society for the Prevention of Cruelty to
                  Animals)/(Fleet National Bank LOC)                                    2,395,000
  6,575,000       Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida
                  College)/(Fleet National Bank LOC)                                    6,575,000
  3,065,000       Massachusetts IFA, (Series B), Weekly VRDNs (Williston North
                  Hampton School)/(Fleet National Bank LOC)                             3,065,000
  3,415,000       Massachusetts State HFA, (PT-162), Weekly VRDNs (MBIA
                  Insurance Corp. INS)/(BNP Paribas SA LIQ)                             3,415,000
  8,758,000       Massachusetts Turnpike Authority, Variable Rate Certificates
                  (Series 1997N), Weekly VRDNs (MBIA Insurance Corp.
                  INS)/(Bank of America N.A. LIQ)                                       8,758,000
  15,400,000      Massachusetts Water Pollution Abatement Trust Pool,
                  Subordinate, MERLOTS (Series 1999N), Weekly VRDNs (Wachovia
                  Bank N.A. LIQ)                                                        15,400,000
  4,400,000       Massachusetts Water Resources Authority, (Series 2000C),
                  Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)          4,400,000
  6,000,000       Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004           6,015,043
  2,263,000       Newbury, MA, 2.00% BANs, 12/16/2004                                   2,270,118
  6,000,000       North Adams, MA, 2.00% BANs, 2/25/2005                                6,028,721
  2,000,000       Pembroke, MA, 2.00% BANs, 8/5/2004                                    2,000,212
  7,257,760       Plympton, MA, 3.00% BANs, 7/7/2005                                    7,334,094
  2,920,000       Randolph, MA, 1.75% BANs, 3/4/2005                                    2,930,708
  5,800,000       Worcester, MA, 2.00% BANs, 8/31/2004                                  5,804,101
                  Total Investments----102.7% (at amortized cost) 3                     327,672,556
                  other assets and liabilities---net--(2.7)%                             (8,592,715)
                  total net assets---100%                                         $     319,079,841


     At July 31, 2004, the Fund holds no securities that are subject to the federal alternative minimum tax ("AMT").

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2004, the portfolio securities were rated as follows: Tier Rating Percentage based on Total Market Value

          First Tier        Second Tier
          100.0%           0.0%
          ---------------------

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $36,762,000 which represents 11.5% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
HEFA           --Health and Education Facilities Authority
HFA            --Housing Finance Authority
IFA            --Industrial Finance Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs        --Puttable Tax-Exempt Receipts
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
TOPS           --Trust Obligation Participating Securities
VRDNs          --Variable Rate Demand Notes










Michigan Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



   Principal
  Amount                                                                                   Value
                       Short-Term Municipals--99.7%1
                       Michigan--99.7%
$ 8,000,000      2      ABN AMRO MuniTOPS Certificates Trust (Michigan
                       Non-AMT) (Series 2002-29), 1.08% TOBs (Detroit, MI City
                       School District)/(FGIC INS)/(ABN AMRO Bank NV,
                       Amsterdam LIQ), Optional Tender 10/6/2004                      $    8,000,000
  1,000,000            Allen Park, MI Public School District, ROCs (Series
                       4007) Weekly VRDNs (Michigan State GTD)/(Citigroup
                       Global Markets Holdings, Inc. LIQ)                                  1,000,000
  2,215,000            Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs
                       (Suburban Tool, Inc.)/(Huntington National Bank,
                       Columbus, OH LOC)                                                   2,215,000
  4,195,000            BNY Municipal Certificates Trust (Series 2002-BNY3)
                       Weekly VRDNs (Mazda Motor Manufacturing (USA)
                       Corp.)/(Bank of New York LIQ)/(Bank of New York LOC)                4,195,000
  8,500,000            Brighton, MI Area School District, (Series I) Bonds
                       (United States Treasury PRF), 5/1/2005 (@34.134)                    2,872,372
  400,000              Dearborn, MI Economic Development Corp., (Series 1990)
                       Weekly VRDNs (Exhibit Productions, Inc.)/(Comerica Bank
                       LOC)                                                                400,000
  9,000,000      2      Detroit, MI City School District, (PA-997R), 1.25%
                       TOBs (Financial Security Assurance, Inc. INS)/(Merrill
                       Lynch & Co., Inc. LIQ), Optional Tender 9/2/2004                    9,000,000
  1,090,000            Detroit, MI City School District, (PT-1805) Weekly
                       VRDNs (FGIC INS)/(WestLB AG LIQ)                                    1,090,000
  1,620,000            Detroit, MI City School District, Variable Certificates
                       (Series 2002H) Weekly VRDNs (Financial Security
                       Assurance, Inc. INS)/(Bank of America N.A. LIQ)                     1,620,000
  6,000,000            Detroit, MI City School District, Variable Rate
                       Certificates (Series 2001-P) Weekly VRDNs (Financial
                       Security Assurance, Inc. INS)/(Bank of America N.A. LIQ)            6,000,000
  1,125,000            Detroit, MI, 2.00% Bonds (Financial Security Assurance,
                       Inc. INS), 4/1/2005                                                 1,132,040
  2,875,000            Farmington Hills, MI Economic Development Corp. Weekly
                       VRDNs (Echo Park Learning Center)/(Standard Federal
                       Bank, N.A. LOC)                                                     2,875,000
  2,000,000            Grand Rapids, MI Economic Development Corp., (Series
                       1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Standard
                       Federal Bank, N.A. LOC)                                             2,000,000
  2,500,000            Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace,
                       Inc.)/(Bank One N.A. (Chicago) LOC)                                 2,500,000
  2,340,000            Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent
                       Quality Foods, Inc.)/(U.S. Bank N.A., Cincinnati LOC)               2,340,000
  7,850,000            Huron County, MI Economic Development Corp., (Series
                       2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank
                       LOC)                                                                7,850,000
  5,995,000            Kent County, MI, (Series 1998-118) Weekly VRDNs (Kent
                       County International Airport)/(Kent County, MI
                       GTD)/(Morgan Stanley LIQ)                                           5,995,000
  3,100,000            Michigan Job Development Authority Weekly VRDNs
                       (Andersons Project)/(Credit Lyonnais SA LOC)                        3,100,000
  6,000,000            Michigan Municipal Bond Authority, 2.00% RANs (J.P.
                       Morgan Chase Bank LOC), 8/23/2004                                   6,003,463
  5,000,000            Michigan Municipal Bond Authority, AUSTIN (Series
                       2002F) Weekly VRDNs (Michigan Municipal Bond Authority
                       Clean Water Revolving Fund)/(Bank of America N.A. LIQ)              5,000,000
  3,000,000            Michigan State Building Authority, 5.00% Bonds,
                       4/15/2005                                                           3,073,181
  3,085,000            Michigan State Hospital Finance Authority, (Series
                       2000) Weekly VRDNs (Oaklawn Hospital, MI)/(Standard
                       Federal Bank, N.A. LOC)                                             3,085,000
  4,825,000            Michigan State Hospital Finance Authority, Revenue
                       Bonds , 2.50% Bonds (Oakwood Obligated Group), 11/1/2004            4,840,737
  8,200,000            Michigan State Housing Development Authority Weekly
                       VRDNs (Woodland Meadows, MI)/(Bank One N.A. (Chicago)
                       LOC)                                                                8,200,000
  4,500,000            Michigan State Housing Development Authority, (2002
                       Series A) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)                  4,500,000
  5,600,000            Michigan State Housing Development Authority, (Series
                       2001A) Weekly VRDNs (Sand Creek Apartments)/(Federal
                       Home Loan Bank of Cincinnati LOC)                                   5,600,000
$ 900,000              Michigan State Housing Development Authority, (Series
                       2001B) Weekly VRDNs (Sand Creek Apartments)/(Federal
                       Home Loan Bank of Indianapolis LOC)                            $    900,000
  1,875,000            Michigan State Strategic Fund Weekly VRDNs (Ace Hi
                       Displays, Inc.)/(Bank One N.A. (Chicago) LOC)                       1,875,000
  2,065,000            Michigan State Strategic Fund Weekly VRDNs (Anro
                       LLC)/(U.S. Bank NA, Cincinnati LOC)                                 2,065,000
  6,600,000            Michigan State Strategic Fund Weekly VRDNs (Bishop
                       Creek LLC)/(Comerica Bank LOC)                                      6,600,000
  900,000              Michigan State Strategic Fund Weekly VRDNs (Bruin Land
                       Holdings LLC)/(Huntington National Bank, Columbus, OH
                       LOC)                                                                900,000
  900,000              Michigan State Strategic Fund Weekly VRDNs (Dynamic
                       Plastics, Inc.)/(Standard Federal Bank, N.A. LOC)                   900,000
  920,000              Michigan State Strategic Fund Weekly VRDNs (Elbie &
                       Sohn, Inc.)/(Standard Federal Bank, N.A. LOC)                       920,000
  2,855,000            Michigan State Strategic Fund Weekly VRDNs (Elm Plating
                       Co.)/(Comerica Bank LOC)                                            2,855,000
  3,690,000            Michigan State Strategic Fund Weekly VRDNs (Enprotech
                       Mechanical Services, Inc.)/(Standard Federal Bank, N.A.
                       LOC)                                                                3,690,000
  2,940,000            Michigan State Strategic Fund Weekly VRDNs (Hess
                       Industries, Inc.)/(Lasalle Bank, N.A. LOC)                          2,940,000
  975,000              Michigan State Strategic Fund Weekly VRDNs (Moore Flame
                       Cutting)/(Standard Federal Bank, N.A. LOC)                          975,000
  3,595,000            Michigan State Strategic Fund Weekly VRDNs (United
                       Fixtures Co.)/(Deutsche Bank AG LOC)                                3,595,000
  2,700,000            Michigan State Strategic Fund Weekly VRDNs (Universal
                       Tube, Inc.)/(Standard Federal Bank, N.A. LOC)                       2,700,000
  1,635,000            Michigan State Strategic Fund, (Series 1995) Weekly
                       VRDNs (Bear Lake Associates Project)/(Fifth Third Bank,
                       Michigan LOC)                                                       1,635,000
  310,000              Michigan State Strategic Fund, (Series 1995) Weekly
                       VRDNs (Hercules Drawn Steel Corporation Project)/(Key
                       Bank, N.A. LOC)                                                     310,000
  510,000              Michigan State Strategic Fund, (Series 1995) Weekly
                       VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC)                510,000
  4,710,000            Michigan State Strategic Fund, (Series 1995) Weekly
                       VRDNs (Wayne Disposal-Oakland, Inc.)/(Comerica Bank LOC)            4,710,000
  200,000              Michigan State Strategic Fund, (Series 1996) Weekly
                       VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC)              200,000
  680,000              Michigan State Strategic Fund, (Series 1996) Weekly
                       VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC)             680,000
  425,000              Michigan State Strategic Fund, (Series 1996) Weekly
                       VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)                  425,000
  2,700,000            Michigan State Strategic Fund, (Series 1996) Weekly
                       VRDNs (RMT Woodworth, Inc.)/(Comerica Bank LOC)                     2,700,000
  1,850,000            Michigan State Strategic Fund, (Series 1997) Weekly
                       VRDNs (Enprotech Mechanical Services, Inc.)/(Standard
                       Federal Bank, N.A. LOC)                                             1,850,000
  1,905,000            Michigan State Strategic Fund, (Series 1998) Weekly
                       VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC)                   1,905,000
  1,245,000            Michigan State Strategic Fund, (Series 1998) Weekly
                       VRDNs (Wolverine Leasing)/(Huntington National Bank,
                       Columbus, OH LOC)                                                   1,245,000
  1,010,000            Michigan State Strategic Fund, (Series 1998) Weekly
                       VRDNs (Wolverine Printing)/(Huntington National Bank,
                       Columbus, OH LOC)                                                   1,010,000
  2,650,000            Michigan State Strategic Fund, (Series 1999) Weekly
                       VRDNs (DW Aluminum LLC)/(Key Bank, N.A. LOC)                        2,650,000
  1,550,000            Michigan State Strategic Fund, (Series 1999) Weekly
                       VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank
                       Minnesota NA LOC)                                                   1,550,000
  1,125,000            Michigan State Strategic Fund, (Series 1999) Weekly
                       VRDNs (J. G. Kern Enterprises, Inc.)/(Standard Federal
                       Bank, N.A. LOC)                                                     1,125,000
  2,200,000            Michigan State Strategic Fund, (Series 1999) Weekly
                       VRDNs (R.M.D.H. Properties LLC)/(Huntington National
                       Bank, Columbus, OH LOC)                                             2,200,000
  5,475,000            Michigan State Strategic Fund, (Series 2000) Weekly
                       VRDNs (Lee Steel Corp.)/(Comerica Bank LOC)                         5,475,000
$ 6,453,000            Michigan State Strategic Fund, (Series A) Weekly VRDNs
                       (Teal Run Apartments)/(Federal Home Loan Bank of
                       Indianapolis LOC)                                              $    6,453,000
  761,000              Michigan State Strategic Fund, (Series B) Weekly VRDNs
                       (Teal Run Apartments)/(Federal Home Loan Bank of
                       Indianapolis LOC)                                                   761,000
  290,000              Michigan State Strategic Fund, Limited Obligation
                       Revenue Bonds (Series 1995) Weekly VRDNs (Rowe Thomas
                       Co.)/(Comerica Bank LOC)                                            290,000
  2,450,000            Michigan State Strategic Fund, Limited Obligation
                       Revenue Bonds (Series 1995) Weekly VRDNs (J.R.
                       Automation Technologies)/(Fifth Third Bank, Michigan
                       LOC)                                                                2,450,000
  1,025,000            Michigan State Strategic Fund, Limited Obligation
                       Revenue Bonds, (Series 1995) Weekly VRDNs (Welch
                       Properties)/(Fifth Third Bank, Michigan LOC)                        1,025,000
  1,960,000            Oakland County, MI EDC, (Series 1997) Weekly VRDNs
                       (Stone Soap Co., Inc.)/(Standard Federal Bank, N.A. LOC)            1,960,000
  1,950,000            Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox
                       Manor, Inc.)/(Allied Irish Banks PLC LOC)                           1,950,000
  6,720,000            Oakland County, MI EDC, (Series 1998) Weekly VRDNs
                       (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC
                       LOC)                                                                6,720,000
  2,695,000            Ottawa County, MI Economic Development Corp., (Series
                       1995B) Weekly VRDNs (Sunset Manor, Inc.)/(Lasalle Bank,
                       N.A. LOC)                                                           2,695,000
  9,410,000      2      Oxford, MI Area Community Schools, MERLOTS (Series
                       2001-A117), 1.25% TOBs (Michigan State GTD)/(Wachovia
                       Bank N.A. LIQ), Optional Tender 11/10/2004                          9,410,000
  3,000,000            Waterford, MI School District, 3.00% TANs, 5/30/2005                3,032,796
  2,570,000            Wayne County, MI, (PT-2128) Weekly VRDNs (Detroit, MI
                       Metropolitan Wayne County Airport)/(MBIA Insurance
                       Corp. INS)/(WestLB AG LIQ)                                          2,570,000
  3,995,000            Wayne County, MI, (Series 2000-383) Weekly VRDNs
                       (Detroit, MI Metropolitan Wayne County Airport)/(MBIA
                       Insurance Corp. INS)/(Morgan Stanley LIQ)                           3,995,000
  22,240,000           Wayne County, MI, Airport Revenue Refunding Bonds
                       (Series 1996A) Weekly VRDNs (Detroit, MI Metropolitan
                       Wayne County Airport)/(Bayerische Landesbank
                       Girozentrale LOC)                                                   22,240,000
                       Total                                                               231,133,589
                       Total Investments--99.7%
                       (at amortized cost) 3                                               231,133,589
                       OTHER ASSETS AND LIABILITIES - NET -0.3%                            757,435
                       TOTAL NET ASSETS - 100%                                        $    231,891,024


     Securities that are subject to the federal alternative minimum tax ("AMT") represents 55.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentage Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $26,410,000 which represents 11.4% of total net assets.

3    Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMT            --Alternative Minimum Tax
EDC            --Economic Development Commission
FGIC           --Financial Guaranty Insurance Company
GTD            --Guaranteed
IDR            --Industrial Development Revenue
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MBIA           --Municipal Bond Investors Assurance
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF            --Prerefunded
RANs           --Revenue Anticipation Notes
ROCs           --Reset Option Certificates
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
TOPs           --Trust Obligation Participating Securities
VRDNs          --Variable Rate Demand Notes







Minnesota Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                   Value
                     Short-Term Municipals-99.7% 1
                     Minnesota--99.7%
$ 7,225,000          Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key
                     Bank, N.A. LOC)                                                  $    7,225,000
  2,855,000          Blaine, MN, Industrial Development Revenue Bonds (Series
                     1996) Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo
                     Bank Minnesota NA LOC)                                                2,855,000
  400,000            Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                     Technologies, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)             400,000
  880,000            Burnsville, MN, Adjustable Rate IDRB (Series 1996) Weekly
                     VRDNs (Caire, Inc.)/(J.P. Morgan Chase Bank LOC)                      880,000
  1,470,000          Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank
                     Minnesota N.A. LOC)                                                   1,470,000
  2,560,000          Caledonia, MN Independent School District No. 299, 1.50%
                     TRANs (Minnesota State GTD), 9/30/2004                                2,561,368
  5,000,000          Centennial, MN Independent School District No. 012, 1.80%
                     TRANs (Minnesota State GTD), 9/30/2004                                5,005,768
  4,800,000          Center City, MN, (Series 2000) Weekly VRDNs (Hazelden
                     Foundation)/(Allied Irish Banks PLC LOC)                              4,800,000
  3,000,000          Center City, MN, (Series 2002) Weekly VRDNs (Hazelden
                     Foundation)/(Allied Irish Banks PLC LOC)                              3,000,000
  955,000            Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building
                     Management Group LLC)/(Wells Fargo Bank Minnesota NA LOC)             955,000
  1,975,000          Coon Rapids, MN, (Series 1996) Weekly VRDNs (Medical
                     Enterprise Associates)/(Wells Fargo Bank Minnesota N.A. LOC)          1,975,000
  3,400,000          Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks
                     Apartments)/(Lasalle Bank, N.A. LOC)                                  3,400,000
  2,350,000          Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly
                     VRDNs (SUPERVALU, Inc.)/(Wachovia Bank N.A. LOC)                      2,350,000
  14,500,000         Dakota County & Washington County MN Housing & Redevelopment
                     Authority, MERLOTS(Series J) Weekly VRDNs (United States
                     Treasury COL)/(Wachovia Bank N.A. LIQ)                                14,500,000
  5,000,000          Dakota County, MN Community Development Agency, (Series
                     2003), 1.05% TOBs (AMBAC INS), Optional Tender 8/1/2004               5,000,000
  11,875,000         Dakota County, MN Community Development Agency, PT-484
                     Weekly VRDNs (Southview Gables Apartments)/(Federal Home
                     Loan Mortgage Corp. GTD)/(FHLMC LIQ)                                  11,875,000
  18,680,000         Dakota County, Washington County & Anoka City, MN Housing &
                     Redevelopment Authority, MERLOTS (Series H) Weekly VRDNs
                     (United States Treasury COL)/(Wachovia Bank N.A. LIQ)                 18,680,000
  1,840,000          Deer River, MN ISD No. 317, 1.50% TRANs (Minnesota State
                     GTD), 9/30/2004                                                       1,840,983
  4,325,000          Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place
                     Apartments)/(FNMA LOC)                                                4,325,000
  585,000            Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells
                     Fargo Bank Minnesota N.A. LOC)                                        585,000
  630,000            Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge
                     Printing, Inc.)/(U.S. Bank N.A., Cincinnati LOC)                      630,000
  1,030,000          Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert
                     Lothenbach)/(Wells Fargo Bank Minnesota N.A. LOC)                     1,030,000
  6,000,000          Eden Prairie, MN Multifamily Housing, (Series 2003-A) Weekly
                     VRDNs (Eden Prairie, MN Leased Housing Associates
                     LLP)/(Lasalle Bank, N.A. LOC)                                         6,000,000
  1,200,000          Edgerton, MN, (Series 1998) Weekly VRDNs (Fey Industries,
                     Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                           1,200,000
  5,000,000          Farmington, MN ISD No. 192, 1.75% TRANs (Minnesota State
                     GTD), 9/24/2004                                                       5,004,375
  2,175,000          Farmington, MN, (Series 1996) Weekly VRDNs (Lexington
                     Standard Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)                 2,175,000
  2,895,000          Glencoe-Silverlake, MN Independent School District No. 2859,
                     (Series 2003A), 1.50% TANs (Minnesota State GTD), 8/9/2004            2,895,312
  3,250,000          Greenway, MN ISD No. 316, 1.75% TRANs (Minnesota State GTD),
                     9/30/2004                                                             3,253,051
  2,750,000          Hennepin County, MN, (Series 1996C) Weekly VRDNs                      2,750,000
  2,000,000          Lakeville, MN ISD 194, 2.00% TRANs (Minnesota State GTD),
                     9/30/2004                                                             2,002,589
  3,200,000          Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor
                     Corp.)/(Wells Fargo Bank Minnesota NA LOC)                            3,200,000
  1,910,000          Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete
                     Products Co.)/(Wells Fargo Bank Minnesota N.A. LOC)                   1,910,000
  4,900,000          Litchfield, MN ISD, 1.75% TRANs (Minnesota State GTD),
                     9/1/2004                                                              4,902,458
  585,000            Maple Grove, MN, (Series 1998) Weekly VRDNs (Spancrete
                     Midwest Co.)/(Wells Fargo Bank Minnesota N.A. LOC)                    585,000
  650,000            Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd.
                     Partnership)/(Wells Fargo Bank Minnesota N.A. LOC)                    650,000
  1,275,000          Metropolitan Council, MN, (Series A), 3.50% Bonds, 3/1/2005           1,293,360
  700,000            Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB &
                     Co.)/(U.S. Bank N.A., Cincinnati LOC)                                 700,000
  3,000,000          Minneapolis, MN, Housing Development Revenue Refunding Bonds
                     (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC)               3,000,000
  10,625,000         Minneapolis/St. Paul, MN Housing Finance Board, City Living
                     Home Programs (Series 2003 A-1), 1.54% TOBs (AIG Funding,
                     Inc.), Mandatory Tender 5/2/2005                                      10,625,000
  4,955,000          Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                     (MERLOTS Series 2000ZZ) Weekly VRDNs (FGIC INS)/(Wachovia
                     Bank N.A. LIQ)                                                        4,955,000
  9,935,000          Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                     (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                     LIQ)                                                                  9,935,000
  5,390,000          Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                     (PT-1442) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co.,
                     Inc. LIQ)                                                             5,390,000
  1,810,000          Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                     (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                 1,810,000
  3,710,000          Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                     (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris
                     LIQ)                                                                  3,710,000
  815,000            Minneapolis/St. Paul, MN Metropolitan Airports Commission,
                     (SGA 127) (Series 2001) Weekly VRDNs (FGIC INS)/(Societe
                     Generale, Paris LIQ)                                                  815,000
  7,370,000          Minnesota Agricultural and Economic Development Board,
                     (Series 1996) Weekly VRDNs (Evangelical Lutheran Good
                     Samaritan Society)/(Allied Irish Banks PLC LOC)                       7,370,000
  4,000,000          Minnesota State HFA, (2003 Series M), 1.20% TOBs, Mandatory
                     Tender 12/23/2004                                                     4,000,000
  7,000,000          Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds
                     TSB Bank PLC, London LIQ)                                             7,000,000
  2,950,000          Minnesota State HFA, (MERLOTS Series 2001-B3) Weekly VRDNs
                     (Wachovia Bank N.A. LIQ)                                              2,950,000
  2,490,000          Minnesota State HFA, (PA-1256) Weekly VRDNs (Merrill Lynch &
                     Co., Inc. LIQ)                                                        2,490,000
  9,735,000          Minnesota State HFA, (Series C), 1.20% TOBs, Mandatory
                     Tender 5/18/2005                                                      9,735,000
  3,745,000          Minnesota State HFA, (Series D), 1.25% TOBs, Mandatory
                     Tender 5/18/2005                                                      3,745,000
  3,445,000          Minnesota State HFA, ROCS (Series 176) Weekly VRDNs
                     (Citigroup Global Markets Holdings, Inc. LIQ)                         3,445,000
  4,990,000          Minnesota State HFA, Series 2002 FR/RI-L35J Weekly VRDNs
                     (Lehman Brothers Holdings, Inc. LIQ)                                  4,990,000
  4,265,000          Minnesota State Higher Education Coordinating Board, 1992
                     (Series A) Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)              4,265,000
  5,175,000          Minnesota State Higher Education Coordinating Board, 1992
                     (Series B) Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)              5,175,000
  10,700,000         Minnesota State Higher Education Coordinating Board, Series
                     1993  Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)                   10,700,000
  1,000,000          Minnesota State Higher Education Facility Authority, (Series
                     Five-C) Weekly VRDNs (University of St. Thomas)/(Allied
                     Irish Banks PLC LOC)                                                  1,000,000
  3,250,000          Minnesota State Higher Education Facility Authority, (Series
                     Five-V) Weekly VRDNs (Bethel College and Seminary)/(Allied
                     Irish Banks PLC LOC)                                                  3,250,000
  3,750,000          Minnesota State Higher Education Facility Authority, (Series
                     Four-S) Weekly VRDNs (Bethel College and Seminary)/(Allied
                     Irish Banks PLC LOC)                                                  3,750,000
  500,000            Minnesota State, Floater Certificates (Series 2001-719)
                     Weekly VRDNs (Morgan Stanley LIQ)                                     500,000
  4,920,000          Minnesota State, ROCS (Series 1031) Weekly VRDNs (Citigroup
                     Global Markets Holdings, Inc. LIQ)                                    4,920,000
  5,900,000          Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds
                     (Series 1995) Weekly VRDNs (Southampton Apartments
                     (MN))/(National Bank of Canada, Montreal LOC)                         5,900,000
  1,850,000          New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank NA,
                     Cincinnati LOC)                                                       1,850,000
  5,100,000          North Suburban, MN Hospital District, (Series 2002) Weekly
                     VRDNs (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)          5,100,000
  2,685,000          Northern Municipal Power Agency, MN, ROCs (Series 32) Weekly
                     VRDNs (FSA  INS)/(Citigroup Global Markets Holdings, Inc.
                     LIQ)                                                                  2,685,000
  4,995,000       2   Northern Municipal Power Agency, MN, Floater Certificates
                     (Series 1998-46), 1.17% TOBs (FSA INS)/(Morgan Stanley LIQ),
                     Optional Tender 2/3/2005                                              4,995,000
  2,800,000          Northfield, MN ISD No. 659, 1.70% TRANs (Minnesota State
                     GTD), 9/16/2004                                                       2,802,157
  860,000            Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank
                     Minnesota N.A. LOC)                                                   860,000
  4,965,000          Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane
                     Apartments)/(FNMA LOC)                                                4,965,000
  13,000,000         Ramsey County, MN Housing and Redevelopment Authority,
                     (Series 2003 A) Weekly VRDNs (Gateway Apartments
                     LP)/(Lasalle Bank, N.A. LOC)                                          13,000,000
  9,130,000          Rochester, MN Health Care Facility Authority, (Series
                     1998-177) Weekly VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)         9,130,000
  21,000,000         Rochester, MN Health Care Facility Authority, (Series
                     2000A), 1.17% CP (Mayo Foundation)/(Chase Manhattan Bank
                     (USA) N.A., Wilmington LIQ), Mandatory Tender 10/12/2004              21,000,000
  13,500,000         Rochester, MN Health Care Facility Authority, (Series
                     2000B), 1.10% CP (Mayo Foundation)/(U.S. Bank NA, Cincinnati
                     LIQ), Mandatory Tender 8/12/2004                                      13,500,000
  3,500,000          Rochester, MN Multifamily Housing, (Series 2003A) Weekly
                     VRDNs (Eastridge Estates)/(FNMA LOC)                                  3,500,000
  3,000,000          Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota
                     Diversified Products, Inc.)/(Wells Fargo Bank Minnesota NA
                     LOC)                                                                  3,000,000
  3,500,000          Rocori, MN ISD No. 750, 1.75% TANs (Minnesota State GTD),
                     8/2/2004                                                              3,500,066
  1,680,000          Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC
                     Project)/(Wells Fargo Bank Minnesota N.A. LOC)                        1,680,000
  1,000,000          Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly
                     VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC)             1,000,000
  4,850,000          South St. Paul, MN ISD No. 006, (Series 2003A), 1.75% TANs
                     (Minnesota State GTD), 9/21/2004                                      4,854,330
  10,800,000         Southern Minnesota Municipal Power Agency, 1.15% CP,
                     Mandatory Tender 9/10/2004                                            10,800,000
  2,500,000          Southern Minnesota Municipal Power Agency, 1.23% CP,
                     Mandatory Tender 10/7/2004                                            2,500,000
  9,000,000          Southern Minnesota Municipal Power Agency, ROCs (Series 189
                     II) Weekly VRDNs (AMBAC  INS)/(Citigroup Global Markets
                     Holdings, Inc. LIQ)                                                   9,000,000
  207,500            St. Cloud, MN Housing & Redevelopment Authority, Revenue
                     Refunding Bonds (Series 1994B) Weekly VRDNs (Coborn's,
                     Inc.)/(Wells Fargo Bank Minnesota NA LOC)                             207,500
  2,830,000          St. Joseph, MN, Vicwest (Series 2002) Weekly VRDNs (St. Joe
                     Development LLC)/(U.S. Bank N.A., Cincinnati LOC)                     2,830,000
  6,260,000          St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West
                     Suburban Partners VII LP)/(Lasalle Bank, N.A. LOC)                    6,260,000
  3,200,000          St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American
                     Monorail, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                 3,200,000
  5,000,000          St. Paul and Ramsey County, MN Housing and Redevelopment
                     Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased
                     Housing Associates I)/(Lasalle Bank, N.A. LOC)                        5,000,000
  3,200,000          St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                     (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)             3,200,000
  300,000            St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                     (United Way)/(U.S. Bank NA, Cincinnati LOC)                           300,000
  1,800,000          St. Paul, MN Housing & Redevelopment Authority, (Series 1995
                     I) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia
                     Credit Local LOC)                                                     1,800,000
  3,000,000          St. Paul, MN Port Authority, (2003-13-Series T) Weekly VRDNs
                     (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)             3,000,000
  1,200,000          St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs
                     (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC)               1,200,000
  2,250,000          St. Paul, MN Port Authority, District Heating Revenue Bonds
                     (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC)               2,250,000
  2,500,000          St. Paul, MN Port Authority, Variable Rate Demand IDRBs
                     (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S.
                     Bank N.A., Cincinnati LOC)                                            2,500,000
  7,880,000          Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest
                     Villa)/(Lasalle Bank, N.A. LOC)                                       7,880,000
  2,200,000          Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool &
                     Ironworks)/(Wells Fargo Bank, N.A. LOC)                               2,200,000
  2,260,000          Washington County, MN, 2.00% Bonds, 2/1/2005                          2,269,532
  645,000            Waterville-Elysian-Morristown MN ISD No. 719, 1.50% TRANs
                     (Minnesota State GTD), 9/16/2004                                      645,240
  1,070,000          Wayzata, MN Independent School District No. 284, (Series A),
                     4.00% Bonds (Minnesota State GTD), 2/1/2005                           1,085,808
  1,200,000          Wells, MN, 1.60% TOBs (Stokely, Inc.)/(Wachovia Bank N.A.
                     LOC), Optional Tender 12/1/2004                                       1,200,000
  1,500,000          West St. Paul, MN ISD No. 197, 2.00% TANs (Minnesota State
                     GTD), 8/5/2004                                                        1,500,152
  145,000            White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank
                     of America N.A. LOC)                                                  145,000
  820,000            Willow River, MN ISD No. 577, (Series B), 3.00% TANs
                     (Minnesota State GTD), 8/6/2005                                       830,166
  2,545,000          Winnebago, MN, (Series 1999) Weekly VRDNs (Dixie Carbonic,
                     Inc.)/(Bank One N.A. (Chicago) LOC)                                   2,545,000
  4,285,000          Winona, MN ISD No. 861, 1.50% TRANs (Minnesota State GTD),
                     8/16/2004                                                             4,285,867
                     Total Investments - 99.7%
                      (AT AMORTIZED COST) 3                                                435,345,082
                     OTHER ASSETS AND LIABILITIES - NET- 0.3%                              1,196,808
                     TOTAL NET ASSETS - 100%                                          $    436,541,890


Securities that are subject to the federal alternative minimum tax ("AMT") represent 52.9% of the portfolio as calculated based upon total portfolio market value.

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $4,995,00 which represents 1.1% of total net assets.

(3)  Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
COL            --Collateralized
CP             --Commercial Paper
FGIC           --Financial Guaranty Insurance Company
FHLMC          --Federal Home Loan Mortgage Corp.
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GTD            --Guaranteed
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDR            --Industrial Development Revenue
IDRB(s)        --Industrial Development Revenue Bond(s)
INS            --Insured
ISD            --Independent School District
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs           --Reset Option Certificates
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
TRANs          --Tax and Revenue Anticipation Notes
VRDNs          --Variable Rate Demand Notes








New Jersey Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)




  Principal
  Amount                                                                                   Value
                      Short-Term Municipals --99.5% 1
                      New Jersey--98.0%
$ 6,660,000           ABN AMRO MuniTOPS Certificates Trust (New York and New
                      Jersey Non-AMT)/(Series 2000-19), Weekly VRDNs (Port
                      Authority of New York and New Jersey)/(MBIA Insurance Corp.
                      INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                           $   6,660,000
  2,037,250           Beachwood, NJ, 1.50% BANs, 9/1/2004                                  2,037,932
  1,100,000           Berlin Borough, NJ School District, 1.60% GANs, 9/8/2004             1,100,000
  4,900,000           Camden County, NJ Improvement Authority, (Series 1996),
                      Weekly VRDNs (Parkview Redevelopment Housing
                      Project)/(General Electric Capital Corp. LOC)                        4,900,000
  1,800,000           Clark Township, NJ Board of Education, 2.75% BANs, 11/22/2004        1,807,402
  6,900,000           Delaware River Port Authority, MERLOTS, (Series 2000 B4),
                      Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                     6,900,000
  1,960,000           Delaware River and Bay Authority, MERLOTS, (Series 2000 B8),
                      Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                    1,960,000
  2,205,000           East Rutherford Borough, NJ, 1.625% BANs, 8/20/2004                  2,205,594
  750,000             Essex County, NJ Improvement Authority, Project Revenue
                      Bonds (Series 1995), Weekly VRDNs (Essex County, NJ)/(AMBAC
                      INS)/(J.P. Morgan Chase Bank LIQ)                                    750,000
  1,580,000           Ewing Township, NJ, 2.00% BANs, 1/28/2005                            1,586,149
  2,000,000           Ewing Township, NJ, 3.00% TANs, 6/21/2005                            2,022,680
  2,898,734           Florham Park Borough, NJ Board of Education, 2.00% BANs,
                      9/17/2004                                                            2,902,049
  2,835,825           Haddonfield, NJ, 3.00% BANs, 7/29/2005                               2,873,165
  1,778,020           Hopewell Borough, NJ, 1.70% BANs, 9/24/2004                          1,779,444
  2,007,500           Irvington Township, NJ, 1.60% BANs, 10/29/2004                       2,008,138
  2,655,000           Keyport Borough, NJ, 2.00% BANs, 8/17/2004                           2,656,043
  4,200,000           Kingsway, NJ Regional School District, 2.00% BANs, 8/27/2004         4,201,881
  2,501,050           Lacey Township, NJ, 1.75% BANs, 8/13/2004                            2,501,282
  7,570,000           Long Branch, NJ, 2.00% BANs, 10/1/2004                               7,578,897
  2,458,200           Lower Township, NJ, 2.00% BANs, 12/17/2004                           2,465,985
  1,750,000           Middle Township, NJ Board of Education, 1.70% BANs, 9/17/2004        1,751,220
  1,500,000           Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold
                      Co.)/(Wachovia Bank N.A. LOC)                                        1,500,000
  3,525,000           New Jersey EDA, Weekly VRDNs (Baptist Home Society of New
                      Jersey)/(Valley National Bank, Passaic, NJ LOC)                      3,525,000
  1,425,000           New Jersey EDA, Weekly VRDNs (Erasteel, Inc.)/(Svenska
                      Handelsbanken, Stockholm LOC)                                        1,425,000
  1,540,000           New Jersey EDA, Weekly VRDNs (Jewish Community Center of
                      Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC)          1,540,000
  1,940,000           New Jersey EDA, Weekly VRDNs (Maroukian Realty
                      LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                       1,940,000
  4,568,000           New Jersey EDA, Weekly VRDNs (Meridan Health
                      Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)           4,568,000
  260,000             New Jersey EDA, (1994 Series A), 2.05% TOBs (A.F.L. Quality,
                      Inc.)/(Fleet National Bank LOC) 7/1/2005                             260,000
  55,000              New Jersey EDA, (1994 Series B), 2.10% TOBs (Two Univac
                      LLC)/(Fleet National Bank LOC) 7/1/2005                              55,000
  1,675,000           New Jersey EDA, (2000 Project), Weekly VRDNs (Fisk Alloy
                      Wire Incorporated and Affiliates)/(Wachovia Bank N.A. LOC)           1,675,000
  635,000             New Jersey EDA, (Series 1992D-1), Weekly VRDNs (Danlin
                      Corp.)/(BNP Paribas SA LOC)                                          635,000
  3,500,000           New Jersey EDA, (Series 1997), Weekly VRDNs (Phoenix Realty
                      Partners)/(Wachovia Bank N.A. LOC)                                   3,500,000
  1,000,000           New Jersey EDA, (Series 1997), Weekly VRDNs (UJA Federation
                      of Bergan County and North Hudson, Inc.)/(Bank of New York
                      LOC)                                                                 1,000,000
  1,175,000           New Jersey EDA, (Series 1998), Weekly VRDNs (Deutscher
                      Realty Co. LLC)/(J.P. Morgan Chase Bank LOC)                         1,175,000
  8,375,000           New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at
                      Rockleigh)/(Allied Irish Banks PLC LOC)                              8,375,000
  2,000,000           New Jersey EDA, (Series 1998B), Weekly VRDNs (Jewish Home at
                      Rockleigh)/(PNC Bank, N.A. LOC)                                      2,000,000
  1,285,000           New Jersey EDA, (Series 1999), Weekly VRDNs (Richmond
                      Industries, Inc. and Richmond Realty LLC)/(Commerce Bank
                      N.A., Cherry Hill, NJ LOC)                                           1,285,000
  4,425,000           New Jersey EDA, (Series 1999), Weekly VRDNs (VOADV Property,
                      Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                      4,425,000
  6,810,000           New Jersey EDA, (Series 2000), Weekly VRDNs (Rose Hill
                      Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)            6,810,000
  5,780,000           New Jersey EDA, (Series 2000), 1.45% TOBs (Dallas Airmotive,
                      Inc.)/(Bayerische Landesbank Girozentrale LOC), Optional
                      Tender 12/1/2004                                                     5,780,000
  2,000,000           New Jersey EDA, (Series 2001), Weekly VRDNs (Diocese of
                      Metuchen)/(Fleet National Bank LOC)                                  2,000,000
  8,000,000           New Jersey EDA, (Series 2001), Weekly VRDNs (Ocean Spray
                      Cranberries, Inc.)/(Wachovia Bank N.A. LOC)                          8,000,000
  1,800,000           New Jersey EDA, (Series 2001), Weekly VRDNs (Temple Emanuel
                      of the Pascack Valley)/(PNC Bank, N.A. LOC)                          1,800,000
  3,240,000           New Jersey EDA, (Series 2001), Weekly VRDNs (Village School
                      for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC)          3,240,000
  2,100,000           New Jersey EDA, (Series 2002) Weekly VRDNs (Bancroft
                      NeuroHealth)/(Commerce Bank N.A., Cherry Hill, NJ LOC)               2,100,000
  2,500,000           New Jersey EDA, (Series 2002B) Weekly VRDNs (Presbyterian
                      Homes Assisted Living Obligated Group)/(Commerce Bank NA,
                      Cherry Hill, NJ LOC)                                                 2,500,000
  660,000             New Jersey EDA, (Series A), Weekly VRDNs (325 Midland Avenue
                      LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC)                  660,000
  2,400,000           New Jersey EDA, Winchester Gardens at Ward Homestead,
                      (Series 2004) Weekly VRDNs (Marcus L. Ward Home)/(Valley
                      National Bank, Passaic, NJ LOC)                                      2,400,000
  6,200,000           New Jersey Environmental Infrastructure Trust, (Series
                      2001-JPMC-6), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)             6,200,000
  1,380,000           New Jersey Health Care Facilities Financing Authority,
                      Weekly VRDNs (St. Peter's University Hospital)/(Fleet
                      National Bank LOC)                                                   1,380,000
  3,000,000           New Jersey Health Care Facilities Financing Authority,
                      (Series 2002), Weekly VRDNs (Wiley Mission)/(Commerce Bank
                      NA, Cherry Hill, NJ LOC)                                             3,000,000
  2,500,000           New Jersey Health Care Facilities Financing Authority,
                      MERLOTS, (Series 2001-A100) Weekly VRDNs (Jersey City
                      Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)                 2,500,000
  1,775,000           New Jersey Housing & Mortgage Financing Authority, MERLOTS,
                      (Series 2000 A2), Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ)                                        1,775,000
  470,000             New Jersey State Educational Facilities Authority, (2003
                      Series A), Weekly VRDNs (Centenary College)/(Commerce Bank
                      NA, Cherry Hill, NJ LOC)                                             470,000
  6,000,000           New Jersey State Transportation Trust Fund Authority,
                      Floater Certificates, (Series 1998-54) Weekly VRDNs (FSA
                      INS)/(Morgan Stanley LIQ)                                            6,000,000
  7,675,000           New Jersey State Transportation Trust Fund Authority,
                      PUTTERs (Series 241), Weekly VRDNs (FSA INS)/(J.P. Morgan
                      Chase & Co. LIQ)                                                     7,675,000
  4,635,000           New Jersey State, Austin (Series 2003B), Weekly VRDNs (FSA
                      INS)/(Bank of America N.A. LIQ)                                      4,635,000
  4,500,000           New Jersey Turnpike Authority, (Series 2003C-1), Weekly
                      VRDNs (FSA INS)/(WestLB AG LIQ)                                      4,500,000
  15,980,000          Newark, NJ Housing Authority, PT-1590 Weekly VRDNs (Georgie
                      King Village Apartments)/(Merrill Lynch & Co., Inc.
                      LIQ)/(Merrill Lynch & Co., Inc. LOC)                                 15,980,000
  5,868,000           Newton, NJ, 1.60% BANs, 8/27/2004                                    5,868,311
  1,670,295           North Arlington, NJ, 2.75% BANs, 6/23/2005                           1,684,214
  1,545,754           Pittsgrove, NJ, 2.00% BANs, 11/19/2004                               1,549,378
  10,000,000          Port Authority of New York and New Jersey, (Series 1991-4/5)
                      Weekly VRDNs                                                         10,000,000
  2,280,000           Port Authority of New York and New Jersey, MERLOTS (Series
                      2000 B5) Weekly VRDNs (JFK International Air Terminal
                      LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)             2,280,000
  2,100,000           Port Authority of New York and New Jersey, PUTTERs (Series
                      153) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)            2,100,000
  2,790,000           Sea Isle City, NJ, 2.00% BANs, 12/17/2004                            2,798,618
  1,800,000           Stone Harbor, NJ, 1.75% BANs, 3/18/2005                              1,803,862
  1,890,775           Tuckerton, NJ, 1.75% BANs, 2/25/2005                                 1,897,463
  4,951,611           Washington Borough, NJ, 2.00% BANs, 12/3/2004                        4,964,362
  5,000,000           West New York, NJ, 3.00% BANs, 7/14/2005                             5,055,530
                      Total                                                                230,937,599
                      Puerto Rico--1.5%
  3,500,000           Puerto Rico Public Finance Corp., Class A Certificates
                      (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns
                      Cos., Inc. LIQ)                                                      3,500,000
                      Total Investments - 99.5%
                       (AT AMORTIZIED COST) 2                                              234,437,599
                      OTHER ASSETS AND LIABILITIES - NET - 0.5%                            1,264,080
                      TOTAL NET ASSETS - 100%                                              235,701,679


Securities that are subject to the federal alternative minimum tax (AMT) represent 28.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          99.1%              0.9%

2    Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
EDA            --Economic Development Authority
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GANs           --Grant Anticipation Notes
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA           --Pollution Control Finance Authority
PUTTERs        --Puttable Tax Exempt Receipts
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
TOPS           --Trust Obligation Participating Securities
VRDNs          --Variable Rate Demand Notes










New York Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                   Value
                      Short-Term Municipals --101.1% 1
                      New York--101.1%
$ 3,500,000           Albany, NY IDA, (Series 2001A: Empire Commons East) Weekly
                      VRDNs (University at Albany Foundation Student Housing
                      Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                          $   3,500,000
  2,140,000           Albany, NY IDA, (Series 2001D: Empire Commons South) Weekly
                      VRDNs (University at Albany Foundation Student Housing
                      Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                              2,140,000
  4,915,000           Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs
                      (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders
                      Trust Co., Buffalo, NY LOC)                                          4,915,000
  3,035,000           Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR
                      Northeast, Inc.)/(Key Bank, N.A. LOC)                                3,035,000
  3,110,000           Chautauqua County, NY IDA, (Series 1999A) Weekly VRDNs
                      (National Bedding Co.)/(Bank of America N.A. LOC)                    3,110,000
  3,050,000           Clinton County, NY IDA, (Series 2002A) Weekly VRDNs
                      (Champlain Valley Physicians Hospital Medical
                      Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)            3,050,000
  11,095,000      2    Clipper Tax-Exempt Certificates Trust (New York AMT)
                      (Series 1998-10), 1.10% TOBs (New York State Mortgage
                      Agency)/(State Street Bank and Trust Co. LIQ), Optional
                      Tender 8/12/2004                                                     11,095,000
  10,095,000          Clipper Tax-Exempt Certificates Trust (New York
                      Non-AMT)/(Series 2003-12) Weekly VRDNs (New York State
                      Dormitory Authority)/(FGIC INS)/(State Street Bank and Trust
                      Co. LIQ)                                                             10,095,000
  2,780,000           Cohoes, NY IDA, (Series 2003) Weekly VRDNs (AHF-Columbia
                      Crest LLC)/(Key Bank, N.A. LOC)                                      2,780,000
  420,000             Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank
                      USA LOC)                                                             420,000
  340,000             Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty
                      Retailers, Inc.)/(HSBC Bank USA LOC)                                 340,000
  15,000,000          Commack, NY Union Free School District, 1.75% BANs,
                      11/19/2004                                                           15,024,931
  14,000,000          Connetquot, NY CSD, 2.00% BANs, 1/27/2005                            14,046,427
  4,781,929           Dryden, NY CSD, 1.80% BANs, 6/21/2005                                4,785,168
  7,000,000           Dutchess County, NY IDA, (Series 2002) Weekly VRDNs (Trinity
                      Pawling School Corp.)/(Allied Irish Banks PLC LOC)                   7,000,000
  3,750,000           East Rochester, NY Housing Authority, (Series 2001: Daniel's
                      Creek at Baytowne) Weekly VRDNs (Seabury Associates
                      LP)/(HSBC Bank USA LOC)                                              3,750,000
  4,440,000           Erie County, NY IDA, (Series 2002: Civic Facility Revenue
                      Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)              4,440,000
  2,880,000           Erie County, NY IDA, (Series A) Weekly VRDNs (Gemcor)/(HSBC
                      Bank USA LOC)                                                        2,880,000
  4,320,000           Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                      (Servotronics, Inc. Project)/(Fleet National Bank LOC)               4,320,000
  3,000,000           Farmington, NY, 1.30% BANs, 12/29/2004                               3,000,000
  1,100,000           Guilderland, NY IDA, (Series 1993A) Weekly VRDNs
                      (Northeastern Industrial Park, Inc.)/(Fleet National Bank
                      LOC)                                                                 1,100,000
  2,040,000           Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                      Kitchen)/(Bank of New York LOC)                                      2,040,000
  2,225,000           Islip, NY, (Series 2003 B), 2.00% BANs, 11/24/2004                   2,230,805
  10,000,000          Johnson City, NY CSD, 3.00% BANs, 6/17/2005                          10,107,660
  13,305,000          Lewiston-Porter, NY CSD, (Series 2004A), 2.00% BANs,
                      6/17/2005                                                            13,329,883
  2,912,955           Lewiston-Porter, NY CSD, (Series 2004B), 2.75% BANs,
                      6/17/2005                                                            2,938,034
  29,095,000          Long Island Power Authority, NY, (PA-522) Weekly VRDNs (FSA
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                 29,095,000
  4,000,000           Long Island Power Authority, NY, (Series 1A) Weekly VRDNs
                      (Bayerische Landesbank Girozentrale and Landesbank
                      Baden-Wuerttemberg LOCs)                                             4,000,000
  1,840,000           Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs
                      (FSA INS)/(Dexia Credit Local LIQ)                                   1,840,000
  850,000             Long Island Power Authority, NY, (Series 3A) Weekly VRDNs
                      (J.P. Morgan Chase Bank and Landesbank Baden-Wuerttemberg
                      LOCs)                                                                850,000
  4,350,000           Long Island Power Authority, NY, Floater Certificates
                      (Series 1998-66) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Morgan Stanley LIQ)                                            4,350,000
  4,835,000           Madison County, NY IDA, (Series 1999A) Weekly VRDNs
                      (Cazenovia College)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                                     4,835,000
  3,400,000           Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire
                      and Cable)/(Key Bank, N.A. LOC)                                      3,400,000
  3,000,000           Metropolitan Transportation Authority, NY, (Series 2004 A-2)
                      Weekly VRDNs (CDC IXIS Financial Guaranty NA INS)/(DePfa
                      Bank PLC LIQ)                                                        3,000,000
  9,395,000           Metropolitan Transportation Authority, NY, MERLOTS (Series
                      1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)              9,395,000
  7,460,000           Metropolitan Transportation Authority, NY, MERLOTS (Series
                      2002-A52) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)           7,460,000
  5,672,500           Metropolitan Transportation Authority, NY, Piper Variable
                      Certificates (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank
                      of New York LIQ)                                                     5,672,500
  7,545,000           Metropolitan Transportation Authority, NY, ROCs (Series 258)
                      Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings,
                      Inc. LIQ)                                                            7,545,000
  2,300,000           Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre
                      Corp.)/(J.P. Morgan Chase Bank LOC)                                  2,300,000
  8,000,000           Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe
                      Community College Association, Inc.)/(Manufacturers &
                      Traders Trust Co., Buffalo, NY LOC)                                  8,000,000
  1,700,000           Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl
                      Center for Rehabilitation Agencies, Inc. Civic
                      Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY
                      LOC)                                                                 1,700,000
  4,750,000           Mount Sinai, NY Union Free School District, (Series 2004),
                      3.00% TANs, 6/24/2005                                                4,800,130
  21,000,000          New York City, NY Housing Development Corp., (Series 2003A:
                      2 Gold Street) Weekly VRDNs (2 Gold LLC)/(Fleet National
                      Bank LOC)                                                            21,000,000
  2,055,000           New York City, NY Housing Development Corp., Municipal
                      Securities Trust Receipts (Series 1996-CMC1A) Weekly VRDNs
                      (J.P. Morgan Chase & Co. LIQ)                                        2,055,000
  2,015,000           New York City, NY Housing Development Corp., Municipal
                      Securities Trust Receipts (Series 1996-CMC1B) Weekly VRDNs
                      (J.P. Morgan Chase & Co. LIQ)                                        2,015,000
  10,000,000          New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas
                      AEI, Inc.)/(Citibank NA, New York LOC)                               10,000,000
  14,300,000          New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish
                      Community Center on the Upper West Side,
                      Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)           14,300,000
  4,700,000           New York City, NY IDA, (Series 2000) Weekly VRDNs (National
                      Center on Addiction and Substance Abuse at Columbia
                      University)/(J.P. Morgan Chase Bank LOC)                             4,700,000
  2,400,000           New York City, NY IDA, (Series 2001) Weekly VRDNs
                      (Federation of Protestant Welfare Agencies, Inc.)/(Allied
                      Irish Banks PLC LOC)                                                 2,400,000
  3,000,000           New York City, NY IDA, (Series 2001) Weekly VRDNs (Jewish
                      Community Center in Manhattan, Inc.)/(Manufacturers &
                      Traders Trust Co., Buffalo, NY LOC)                                  3,000,000
  1,265,000           New York City, NY IDA, (Series 2001) Weekly VRDNs (Village
                      Community School)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                                     1,265,000
  1,600,000           New York City, NY IDA, (Series 2002) Weekly VRDNs (The
                      Hewitt School)/(Allied Irish Banks PLC LOC)                          1,600,000
  6,000,000           New York City, NY IDA, (Series 2003) Weekly VRDNs
                      (Professional Children's School)/(Wachovia Bank N.A. LOC)            6,000,000
  3,200,000           New York City, NY IDA, (Series 2004) Weekly VRDNs
                      (Allen-Stevenson School)/(Allied Irish Banks PLC LOC)                3,200,000
  7,110,000           New York City, NY IDA, (Series 2001A) Weekly VRDNs (Heart
                      Share Human Services of New York)/(HSBC Bank USA LOC)                7,110,000
  5,805,000           New York City, NY IDA, Civic Facility Revenue Bonds (Series
                      2000) Weekly VRDNs (Columbia Grammar & Preparatory
                      School)/(Allied Irish Banks PLC LOC)                                 5,805,000
  3,700,000           New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs
                      (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ
                      LOC)                                                                 3,700,000
  3,240,000           New York City, NY Municipal Water Finance Authority,
                      (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                      LIQ)                                                                 3,240,000
  5,490,000           New York City, NY Municipal Water Finance Authority, Trust
                      Receipts (Series 1997 FR/RI-6) Weekly VRDNs (MBIA Insurance
                      Corp. INS)/(Bank of New York LIQ)                                    5,490,000
  4,175,000           New York City, NY Transitional Finance Authority, (1999
                      Subseries A-1) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)             4,175,000
  2,000,000           New York City, NY Transitional Finance Authority, (1999
                      Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto
                      LIQ)                                                                 2,000,000
  20,305,000          New York City, NY Transitional Finance Authority, (2001
                      Series A) Weekly VRDNs (Bank One N.A. (Chicago) LIQ)                 20,305,000
  9,910,000           New York City, NY Transitional Finance Authority, (Series
                      1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)                 9,910,000
  1,505,000           New York City, NY Transitional Finance Authority, MERLOTS
                      (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp.
                      INS)/(Wachovia Bank N.A. LIQ)                                        1,505,000
  4,975,000           New York City, NY Transitional Finance Authority, Piper
                      Certificates (Series 2002E) Weekly VRDNs (Bank of New York
                      LIQ)                                                                 4,975,000
  3,000,000           New York City, NY, (1995 Series F-5) Weekly VRDNs
                      (Landesbank Hessen-Thueringen, Frankfurt LOC)                        3,000,000
  7,020,000           New York City, NY, (1996 Series J-2) Weekly VRDNs (WestLB AG
                      LOC)                                                                 7,020,000
  12,200,000          New York City, NY, (1996 Series J-3) Weekly VRDNs (J.P.
                      Morgan Chase Bank LOC)                                               12,200,000
  5,960,000           New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup
                      Global Markets Holdings, Inc. GTD)/(Citigroup Global Markets
                      Holdings, Inc. LIQ)                                                  5,960,000
  5,450,000           New York State Dormitory Authority, (Series 2003
                      FR/METR-M7J) Weekly VRDNs (CDC IXIS Financial Guaranty NA
                      INS)/(Lehman Brothers Holdings, Inc. LIQ)                            5,450,000
  500,000             New York State Dormitory Authority, (Series 2003) Weekly
                      VRDNs (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC,
                      London LOC)                                                          500,000
  7,500,000           New York State Dormitory Authority, MERLOTS (Series 2000 X)
                      Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA
                      Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                        7,500,000
  1,980,000           New York State Dormitory Authority, MERLOTS (Series
                      2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)          1,980,000
  12,540,000      2    New York State Dormitory Authority, MERLOTS (Series
                      2002-A56), 1.45% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ),
                      Optional Tender 4/27/2005                                            12,540,000
  10,735,000          New York State Dormitory Authority, PA-60 (Series 1993)
                      Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill
                      Lynch & Co., Inc. LIQ)                                               10,735,000
  4,390,000           New York State Dormitory Authority, PT-128 Weekly VRDNs
                      (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long
                      Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)            4,390,000
  11,980,000          New York State Dormitory Authority, PT-130 Weekly VRDNs
                      (United Health Services Hospitals, Inc.)/(AMBAC
                      INS)/(Merrill Lynch & Co., Inc. LIQ)                                 11,980,000
  5,525,000           New York State Dormitory Authority, PT-75 Weekly VRDNs
                      (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch &
                      Co., Inc. LIQ)                                                       5,525,000
  5,795,000           New York State Dormitory Authority, Variable Rate
                      Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School
                      of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America
                      N.A. LIQ)                                                            5,795,000
  21,975,000          New York State Energy Research & Development Authority,
                      (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison
                      Co.)/(Lehman Brothers Holdings, Inc. SWP)                            21,975,000
  1,600,000           New York State Environmental Facilities Corp. State Clean
                      Water and Drinking Water, Floater Certificates (Series
                      2001-658) Weekly VRDNs (Morgan Stanley LIQ)                          1,600,000
  6,465,000           New York State Environmental Facilities Corp. State Clean
                      Water and Drinking Water, ROCS (Series 4001) Weekly VRDNs
                      (Citigroup Global Markets Holdings, Inc. LIQ)                        6,465,000
  14,000,000          New York State HFA, (Series 2002A: 271 West 47th Street)
                      Weekly VRDNs (Biltmore Tower, LLC)/(FNMA INS)                        14,000,000
  9,000,000           New York State HFA, Service Contract Revenue Bonds (2003
                      Series C) Weekly VRDNs (Dexia Credit Local LOC)                      9,000,000
  2,900,000           New York State Local Government Assistance Corp., (Series
                      2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA
                      INS)/(WestLB AG LIQ)                                                 2,900,000
  5,000,000           New York State Local Government Assistance Corp., (Series
                      2003A-8V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA
                      INS)/(J.P. Morgan Chase Bank LIQ)                                    5,000,000
  1,310,000           New York State Local Government Assistance Corp., Class A
                      Certificates (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear
                      Stearns Cos., Inc. LIQ)                                              1,310,000
  16,495,000          New York State Mortgage Agency, (PA-422) Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ)                                      16,495,000
  3,520,000           New York State Mortgage Agency, (Series PA-29) Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ)                                      3,520,000
  515,000             New York State Mortgage Agency, MERLOTS (Series 2000 B3)
                      Weekly VRDNs (Wachovia Bank N.A. LIQ)                                515,000
  10,145,000          New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill
                      Lynch & Co., Inc. LIQ)                                               10,145,000
  10,000,000          New York State Thruway Authority, (PA-532) Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ)                                      10,000,000
  8,400,000           New York State Urban Development Corp., (Series 1996-CMC6)
                      Weekly VRDNs (New York State Urban Development Corp - HUD
                      Section 236)/(J.P. Morgan Chase & Co. LIQ)                           8,400,000
  5,000,000           Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara
                      University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)         5,000,000
  725,000             Onondaga County, NY IDA, (Series 1997) Weekly VRDNs (General
                      Super Plating Co., Inc.)/(Key Bank, N.A. LOC)                        725,000
  3,617,000           Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs
                      (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A.
                      LOC)                                                                 3,617,000
  1,720,000           Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S.
                      Kennedy Corp.)/(Key Bank, N.A. LOC)                                  1,720,000
  4,510,000           Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse
                      Health Hospital, Inc.)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                                     4,510,000
  1,725,000           Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)             1,725,000
  4,800,000           Ontario County, NY IDA, (Series 2003B) Weekly VRDNs
                      (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)            4,800,000
  700,000             Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                      Corrugated)/(National City Bank, Ohio LOC)                           700,000
  6,000,000           Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo
                      Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY
                      LOC)                                                                 6,000,000
  2,600,000           Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego
                      College Foundation, Inc.)/(Manufacturers & Traders Trust
                      Co., Buffalo, NY LOC)                                                2,600,000
  9,334,012           Peru, NY CSD, 3.00% BANs, 7/15/2005                                  9,434,493
  4,000,000           Port Authority of New York and New Jersey, (PT-1847) Weekly
                      VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc.
                      LIQ)                                                                 4,000,000
  4,605,000       2    Port Authority of New York and New Jersey, (PT-440), 1.40%
                      TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional
                      Tender 4/21/2005                                                     4,605,000
  15,000,000          Port Authority of New York and New Jersey, (Series 1989-2)
                      Weekly VRDNs                                                         15,000,000
  15,000,000          Port Authority of New York and New Jersey, (Series 1989-3/4)
                      Weekly VRDNs                                                         15,000,000
  12,400,000          Port Authority of New York and New Jersey, Equipment Note
                      Agreement (Series 2002-1) Weekly VRDNs                               12,400,000
  6,185,000           Port Authority of New York and New Jersey, PT-1755 Weekly
                      VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance
                      Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                           6,185,000
  10,000,000          Poughkeepsie, NY City School District, 2.50% BANs, 5/6/2005          10,086,370
  2,795,000           Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage
                      Colleges)/(Manufacturers & Traders Trust Co., Buffalo, NY
                      LOC)                                                                 2,795,000
  5,235,000           Rensselaer County, NY IDA, Civic Facility Revenue Bonds
                      (Series 2003A) Weekly VRDNs (WMHT Educational
                      Telecommunications)/(Manufacturers & Traders Trust Co.,
                      Buffalo, NY LOC)                                                     5,235,000
  4,500,000           Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire
                      Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)              4,500,000
  5,000,000           Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack
                      Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York
                      LOC)                                                                 5,000,000
  2,550,000           Rockland County, NY IDA, (Series 2002: Northern Manor
                      Multicare Center) Weekly VRDNs (Northern Services Group,
                      Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)           2,550,000
  655,000             Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam
                      Industrial Park)/(Fleet National Bank LOC)                           655,000
  14,086,610          Schalmont, NY CSD, 2.00% BANs, 6/16/2005                             14,104,509
  1,025,000           Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech
                      Holding Corp.)/(Fleet National Bank LOC)                             1,025,000
  1,920,000           Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy
                      Conveyor Corp.)/(J.P. Morgan Chase Bank LOC)                         1,920,000
  5,737,000           St. Lawrence County, NY IDA, (Series 2002) Weekly VRDNs
                      (Canton-Potsdam Hospital)/(Key Bank, N.A. LOC)                       5,737,000
  540,000             Suffolk County, NY IDA Weekly VRDNs (YM-YWCA of
                      Suffolk)/(Citibank NA, New York LOC)                                 540,000
  2,110,000           Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs
                      (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)                      2,110,000
  5,500,000           Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health
                      Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                      NY LOC)                                                              5,500,000
  3,125,000           Tobacco Settlement Financing Corp., NY, (PA-1158) Weekly
                      VRDNs (New York State)/(Merrill Lynch & Co., Inc.
                      LIQ)/(Merrill Lynch & Co., Inc. LOC)                                 3,125,000
  795,000             Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series
                      304) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan
                      Chase & Co. LIQ)                                                     795,000
  1,625,000           Ulster County, NY IDA, (Series 2001A) Weekly VRDNs
                      (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam
                      LOC)                                                                 1,625,000
  3,620,000           United Nations, NY Development Corp., PT-2087 Weekly VRDNs
                      (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc.
                      LOC)                                                                 3,620,000
  1,422,824           Victor, NY CSD, 2.00% BANs, 10/8/2004                                1,425,043
  7,500,000           Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs
                      (Spence Engineering Co.)/(Wachovia Bank N.A. LOC)                    7,500,000
  1,900,000           Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T.
                      Freund Corporation Facility)/(J.P. Morgan Chase Bank LOC)            1,900,000
  1,220,000           Westchester County, NY IDA, (Series 2001) Weekly VRDNs
                      (Hunterbrook Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)           1,220,000
  3,360,000           Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The
                      Masters School)/(Allied Irish Banks PLC LOC)                         3,360,000
  5,150,000           Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI
                      Arcade, Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                      NY LOC)                                                              5,150,000
  3,545,000           Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka
                      College)/(Key Bank, N.A. LOC)                                        3,545,000
                      Total Investments - 101.1%  (at amortized cost) 3                    772,409,953
                      OTHER ASSETS AND LIABILITIES - NET - (1.1)%                          (8,174,322)
                      TOTAL NET ASSETS - 100%                                          $   764,235,631


Securities that are subject to the federal alternative minimum tax (AMT) represent 22.8% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $28,240,000, which represents 3.7% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
CSD            --Central School District
FGIC           --Financial Guaranty Insurance Company
FHA            --Federal Housing Administration
FNMA           --Federal National Mortgage Association
FSA            --Financial Security Assurance
GTD            --Guaranteed
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDRB(s)        --Industrial Development Revenue Bond(s)
INS            --Insured
LIQ            --Liquidity Agreement
LOC(s)         --Letter(s) of  Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs        --Puttable Tax Exempt Receipts
ROCs           --Reset Option Certificates
SWP            --Swap Agreement
TANs           --Tax Anticipation Notes
TOBs           --Tender Option Bonds
VRDNs          --Variable Rate Demand Notes



North Carolina Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)


  Principal
  Amount                                                                                   Value


                   Short-Term Municipals --99.7% 1
                   North Carolina--97.5%
$ 20,819,000    2  ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/
                   (Series 1998-23), 1.22% TOBs (Mission Health, Inc.)/(MBIA
                   Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                   Optional Tender 2/2/2005                                                20,819,000
  4,600,000        Alexander County, NC Industrial Facilities & PCFA, (Series
                   1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(South Trust Bank
                   of Alabama, Birmingham LOC)                                             4,600,000
  1,230,000        Bethel, NC, 1.50% BANs, 9/22/2004                                       1,230,828
  1,735,000        Brunswick County, NC Industrial Facilities & PCFA, (Series
                   1998) Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank
                   LOC)                                                                    1,735,000
  4,600,000        Catawba County, NC Industrial Facilities & PCFA, (Series
                   1994), Weekly VRDNs (Ethan Allen Inc Project)/(Deutsche Bank
                   AG LOC)                                                                 4,600,000
  2,675,000        Catawba County, NC Industrial Facilities & PCFA, (Series
                   1998), Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota
                   N.A. LOC)                                                               2,675,000
  1,100,000        Catawba County, NC Industrial Facilities & PCFA, (Series
                   2001), Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank
                   N.A. LOC)                                                               1,100,000
  2,900,000        Chatham, NC Industrial Facilities & PCFA, (Series 2001),
                   Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC)               2,900,000
  1,865,000        Cleveland County, NC Industrial Facilities & PCFA, (Series
                   1990), Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank,
                   N.A. LOC)                                                               1,865,000
  700,000          Cleveland County, NC Industrial Facilities & PCFA, Pollution
                   Control Revenue Bonds (Series 1995) Weekly VRDNs (Grover
                   Industries, Inc. Project)/(Bank of America N.A. LOC)                    700,000
  3,870,000        Gaston County, NC Industrial Facilities & PCFA, (Series 1997),
                   Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A.
                   LOC)                                                                    3,870,000
  2,820,000        Guilford County, NC Industrial Facilities & PCFA, (Series
                   1999), Weekly VRDNs (FFNC, Inc.)/(Harris Trust & Savings Bank,
                   Chicago LOC)                                                            2,820,000
  1,600,000        Guilford County, NC Industrial Facilities & PCFA, (Series
                   2002), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking &
                   Trust Co., Winston-Salem LOC)                                           1,600,000
  2,500,000        Guilford County, NC Industrial Facilities & PCFA, (Series
                   2003), Weekly VRDNs (YMCA of Greensboro)/(Branch Banking &
                   Trust Co., Winston-Salem LOC)                                           2,500,000
  5,225,000        Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs
                   (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota NA LOC)          5,225,000
  26,000,000       Hertford County, NC Industrial Facilities & PCFA, (Series
                   2000A) Weekly VRDNs (Nucor Corp.)                                       26,000,000
  800,000          Johnson County, NC Industrial Facilities &  PCFA, (Series
                   1996) Weekly VRDNs (Inolex Chemical Co. Project)/(PNC Bank,
                   N.A. LOC)                                                               800,000
  4,000,000        Johnson County, NC Industrial Facilities & PCFA, (Series 2000)
                   Weekly VRDNs (Flanders Corp.)/(Fleet National Bank LOC)                 4,000,000
  2,375,000        Johnson County, NC Industrial Facilities & PCFA, (Series 2001)
                   Weekly VRDNs (Walthom Group)/(SouthTrust Bank of Alabama,
                   Birmingham LOC)                                                         2,375,000
  930,000          McDowell County, NC Industrial Facilities PCFA, (Series 2002),
                   Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co.,
                   Winston-Salem LOC)                                                      930,000
  3,400,000        Mecklenberg County, NC Industrial Facilities & PCFA Industrial
                   Development, (Series 2000), Weekly VRDNs (Ehren-Haus
                   Industries, Inc.)/(Wachovia Bank N.A. LOC)                              3,400,000
  4,800,000        Mecklenberg County, NC Industrial Facilities & PCFA Industrial
                   Development, (Series 2001), Weekly VRDNs (Stefano Foods,
                   Inc.)/(J.P. Morgan Chase Bank LOC)                                      4,800,000
  2,950,000        Mecklenberg County, NC Industrial Facilities & PCFA Industrial
                   Development, Industrial Development Revenue Bonds (Series
                   2000), Weekly VRDNs (Chiron America, Inc.)/(Deutsche Bank AG
                   LOC)                                                                    2,950,000
  950,000          Mecklenburg County, NC, (Series 1996), Weekly VRDNs (YMCA of
                   Greater Charlotte)/(Wachovia Bank N.A. LOC)                             950,000
  15,000,000       Montgomery County, NC Industrial Facilities & PCFA,, (Series
                   2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank
                   LOC)                                                                    15,000,000
  1,540,000        New Hanover County, NC PCR Financial Authority Weekly VRDNs
                   (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)           1,540,000
  10,000,000       New Hanover County, NC PCR Financial Authority, (Series 1984),
                   Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet
                   National Bank LOC)                                                      10,000,000
  3,000,000        North Carolina Capital Facilities Finance Agency, (Series
                   2001), Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch
                   Banking & Trust Co., Winston-Salem LOC)                                 3,000,000
  1,440,000        North Carolina Capital Facilities Finance Agency, (Series
                   2001), Weekly VRDNs (Mars Hill College)/(Branch Banking &
                   Trust Co., Winston-Salem LOC)                                           1,440,000
  500,000          North Carolina Capital Facilities Finance Agency, (Series
                   2001), Weekly VRDNs (Pfeiffer University)/(Wachovia Bank N.A.
                   LOC)                                                                    500,000
  2,960,000        North Carolina Capital Facilities Finance Agency, (Series
                   2002), Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC)           2,960,000
  3,410,000        North Carolina Capital Facilities Finance Agency, (Series
                   2002), Weekly VRDNs (Goodwill Community Foundation)/(Bank of
                   America N.A. LOC)                                                       3,410,000
  5,500,000        North Carolina Capital Facilities Finance Agency, (Series
                   2002), Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)          5,500,000
  4,995,000        North Carolina Eastern Municipal Power Agency, (PT-824),
                   Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &
                   Co., Inc. LOC)                                                          4,995,000
  4,400,000        North Carolina Eastern Municipal Power Agency, (Series
                   2004-955D), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)               4,400,000
  2,550,000     2   North Carolina Eastern Municipal Power Agency, MERLOTS
                   (Series 2001 A75), 1.30% TOBs (United States Treasury
                   COL)/(Wachovia Bank N.A. LIQ), Optional Tender 4/13/2005                2,550,000
  7,950,000     2   North Carolina Eastern Municipal Power Agency, MERLOTS
                   (Series 2000 A41), 1.20% TOBs (United States Treasury
                   COL)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004               7,950,000
  9,220,000     2   North Carolina Eastern Municipal Power Agency, MERLOTS
                   (Series 2002-A22), 1.30% TOBs (Wachovia Bank N.A. LIQ)/(United
                   States Treasury PRF), Optional Tender 4/13/2005                         9,220,000
  5,420,000        North Carolina Educational Facilities Finance Agency, (Series
                   1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC
                   Centura Bank LOC)                                                       5,420,000
  3,325,000        North Carolina HFA, (Series 2003 FR/RI-L17), Weekly VRDNs (FSA
                   INS)/(Lehman Brothers Holdings, Inc. LIQ)                               3,325,000
  4,920,000     2   North Carolina HFA, MERLOTS (Series 2002-A39), 1.80% TOBs
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005         4,920,000
  4,770,000        North Carolina Medical Care Commission, (Series 1999) Weekly
                   VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC
                   Centura Bank LOC)                                                       4,770,000
  14,465,000       North Carolina Medical Care Commission, (Series 2001), Weekly
                   VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking
                   & Trust Co., Winston-Salem LOC)                                         14,465,000
  1,865,000        North Carolina Medical Care Commission, (Series 2001), Weekly
                   VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co.,
                   Winston-Salem LOC)                                                      1,865,000
  9,000,000        North Carolina Medical Care Commission, (Series 2003C), Weekly
                   VRDNs (Givens Estates)/ (Bank of Scotland, Edinburgh LOC)               9,000,000
  10,285,000    2   North Carolina Municipal Power Agency No. 1, MERLOTS (Series
                   2000 A42), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia
                   Bank N.A. LIQ), Optional Tender 11/10/2004                              10,285,000
  6,500,000        North Carolina Municipal Power Agency No. 1, PUTTERs (Series
                   341), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)            6,500,000
  2,165,000        North Carolina Municipal Power Agency No. 1, ROCs (Series 211)
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup Global
                   Markets Holdings, Inc. LIQ)                                             2,165,000
  5,000,000     2   North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch &
                   Co., Inc. LIQ), Optional Tender 4/21/2005                               5,000,000
  5,460,000        North Carolina State, PT-2115 Weekly VRDNs (Merrill Lynch &
                   Co., Inc. LIQ)                                                          5,460,000
  1,000,000        Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad
                   International Maintenance Corp.)/(Mellon Bank N.A., Pittsburgh
                   LOC)                                                                    1,000,000
  2,700,000        Randolph County, NC Industrial Facilities and PCFA, (Series
                   1996), Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto
                   Dominion Bank LOC)                                                      2,700,000
  1,970,000        Robeson County, NC Industrial Facilities & PCFA, (Series
                   1999), Weekly VRDNs (Rempac Foam Corp.)/(J.P. Morgan Chase
                   Bank LOC)                                                               1,970,000
  400,000          Rockingham County, NC Industrial Facilities & PCFA, (Series
                   1997), Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank
                   N.A. LOC)                                                               400,000
  6,900,000        Rutherford County, NC, Industrial Facilities & PCFA, Weekly
                   VRDNs (Four Leaf Textiles)/(SunTrust Bank LOC)                          6,900,000
  445,000          Sampson County, NC Industrial Facilities & PCFA, (Series
                   1997), Weekly VRDNs (DuBose Strapping, Inc.)/(Wachovia Bank
                   N.A. LOC)                                                               445,000
  4,600,000        Wilson County, NC PCA, (Series 1994), Weekly VRDNs (Granutec,
                   Inc.)/(Bank of Nova Scotia, Toronto LOC)                                4,600,000
  1,300,000        Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality
                   Truck Bodies & Repair, Inc.)/(Wachovia Bank N.A. LOC)                   1,300,000
                   Total                                                                   269,399,828
                   Puerto Rico--2.2%
  1,090,000        Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA
                   COL)/(Lehman Brothers Holdings, Inc. LIQ)                               1,090,000
  5,085,000        Puerto Rico Highway and Transportation Authority, Floater
                   Certificates 2001-586 Weekly VRDNs (FSA  INS)/(Morgan Stanley
                   LIQ)                                                                    5,085,000
                   Total                                                                   6,175,000
                   Total Investments - 99.7%
                     (at amortized cost) 3                                                 275,574,828
                   OTHER ASSETS AND LIABILITIES - NET -0.3%                                831,299
                   TOTAL NET ASSETS - 100%                                                 276,406,127


     Securities that are subject to the federal alternative minimum tax (AMT) represent 42.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

     Tier Rating Percentage Based on Total Market Value

          First Tier     Second Tier
          100.0%            0.0%



2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $60,744,000 which represents 22. 0% of total net assets.

3    Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
BANs           --Bond Anticipation Notes
COL            --Collateralized
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
HFA            --Housing Finance Authority
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA           --Pollution Control Finance Authority
PCA            --Pollution Control  Authority
PCR            --Pollution Control Revenue
PRF            --Prerefunded
PUTTERs        --Puttable Tax Exempt Receipts
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
TOPS           --Trust Obligations Participating Securities
VRDNs          --Variable Rate Demand Notes








Ohio Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)


  Principal
  Amount                                                                               Value


                  Short-Term Municipals --100.6%1
                  Ohio--100.6%
$ 1,700,000       Akron, OH, ROCs (Series 259) Weekly VRDNs (FGIC
                  INS)/(Citigroup Global Markets Holdings, Inc. LIQ)               $   1,700,000
  4,000,000       Ashland County, OH Health Care, (Series 1999) Weekly VRDNs
                  (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)                    4,000,000
  1,330,000       Avon, OH, 1.35% BANs, 4/14/2005                                      1,332,304
  5,875,000       Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A.
                  LOC)                                                                 5,875,000
  2,025,000       Belmont County, OH, 1.50% BANs, 11/17/2004                           2,026,767
  3,900,000       Bryan, OH, 1.25% BANs, 12/4/2004                                     3,900,000
  1,735,000       Butler County, OH, (Series E), 2.00% BANs, 9/23/2004                 1,737,359
  4,970,000       Canfield, OH Local School District, 2.00% BANs, 9/23/2004            4,975,688
  2,200,000       Celina, OH, (Series A), 1.40% BANs, 11/17/2004                       2,201,666
  1,870,000       Cincinnati City School District, OH, ROCs (Series 260) Weekly
                  VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)        1,870,000
  4,410,000       Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic
                  Home)/(AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)         4,410,000
  2,000,000       Clark County, OH, (Series 2001) Weekly VRDNs (Ohio Masonic
                  Home)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)                       2,000,000
  3,275,000       Clermont County, OH, Variable Rate IDRBs (Series 1997) Weekly
                  VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)              3,275,000
  1,680,000       Cleveland-Cuyahoga County, OH Port Authority, 2.00% Bonds
                  (Rock & Roll Hall of Fame Museum)/(FSA INS), 12/1/2004               1,685,120
  2,640,000       Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech,
                  Inc.)/(Key Bank, N.A. LOC)                                           2,640,000
  965,000         Columbiana County, OH, IDRBs Weekly VRDNs (C & S Land Co.
                  Project)/(Bank One N.A. (Columbus) LOC)                              965,000
  1,000,000       Coshocton, OH, 1.75% BANs, 2/25/2005                                 1,003,083
  1,300,000       Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industires,
                  Inc.)/(FirstMerit Bank, N.A. LOC)                                    1,300,000
  2,100,000       Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs
                  (Northstar Plastics, Inc.)/(Bank One N.A. (Columbus) LOC)            2,100,000
  1,995,000       Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski
                  Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)                       1,995,000
  14,400,000      Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National
                  Terminal Apartments)/(Fleet National Bank LOC)                       14,400,000
  910,000         Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air
                  Waves, Inc. Project)/(Key Bank, N.A. LOC)                            910,000
  3,900,000       Dublin, OH City School District, 1.36% BANs, 10/14/2004              3,902,412
  3,000,000       Dublin, OH, Industrial Development Refunding Revenue Bonds
                  (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank
                  LOC)                                                                 3,000,000
  6,673,000       Euclid, OH, 2.00% BANs, 3/3/2005                                     6,706,647
  2,695,000       Franklin County, OH Hospital Facility Authority Weekly VRDNs
                  (Traditions at Mill Run)/(Fifth Third Bank, Cincinnati LOC)          2,695,000
  1,220,000       Franklin County, OH IDA Weekly VRDNs (Promark Electronics,
                  Inc.)/(Bank One N.A. (Columbus) LOC)                                 1,220,000
  1,860,000       Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing
                  Corp.)/(Fifth Third Bank, Cincinnati LOC)                            1,860,000
  2,050,000       Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon
                  LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)                   2,050,000
  2,555,000       Franklin County, OH Mortgage Revenue, (Series 2000F) Weekly
                  VRDNs (Trinity Healthcare Credit Group)/(J.P. Morgan Chase
                  Bank LIQ)                                                            2,555,000
  515,000         Franklin County, OH, Adjustable Rate Demand Economic
                  Development Revenue Refunding Bonds (Series 1996) Weekly
                  VRDNs (CPM Investments)/(Huntington National Bank, Columbus,
                  OH LOC)                                                              515,000
  3,420,000       Greene County, OH Hospital Facilities Revenue Authority,
                  (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank,
                  N.A. LOC)                                                            3,420,000
  1,900,000       Greenhills, OH, (Series 2000) Fourth Renewal, 2.35% BANs,
                  7/22/2005                                                            1,907,232
  4,230,000       Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop
                  Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)                 4,230,000
  7,500,000       Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford
                  Heights)/(Bank of New York and Citizens Bank of Pennsylvania
                  LOCs)                                                                7,500,000
  1,500,000       Huber Heights, OH, 1.30% BANs, 4/1/2005                              1,502,267
  1,852,000       Huber Heights, OH, 1.50% BANs, 8/20/2004                             1,852,107
  580,000         Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs
                  (Lasermike, Inc. Project)/(Key Bank, N.A. LOC)                       580,000
  3,660,000       Kent, OH, 1.45% BANs, 11/24/2004                                     3,662,841
  3,625,000       Keystone, OH Local School District, 1.75% BANs, 8/4/2004             3,625,182
  2,665,000       Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties
                  Ltd.)/(Bank One N.A. (Columbus) LOC)                                 2,665,000
  3,530,000       Lancaster, OH, 1.46% BANs, 9/10/2004                                 3,531,259
  2,050,000       Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service,
                  Inc.)/(FirstMerit Bank, N.A. LOC)                                    2,050,000
  1,450,000       Lorain County, OH, Hospital Revenue Refunding & Improvement
                  Bonds, 5.00% Bonds (Catholic Healthcare Partners), 10/1/2004         1,458,103
  2,205,000       Lorain Port Authority, OH, (Series 1994) Weekly VRDNs
                  (Spitzer Great Lakes Ltd., Inc.)/(Bank One N.A. (Columbus)
                  LOC)                                                                 2,205,000
  545,000         Lorain Port Authority, OH, Adjustable Rate Demand Port
                  Development Refunding Revenue Bonds (Series 1996) Weekly
                  VRDNs (Spitzer Project)/(Bank One N.A. (Columbus) LOC)               545,000
  8,305,000       Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs
                  (Brush Wellman, Inc.)/(Bank One N.A. (Chicago) LOC)                  8,305,000
  55,000          Lucas County, OH Weekly VRDNs (Sunshine Children's
                  Home)/(National City Bank, Ohio LOC)                                 55,000
  2,000,000       Mahoning County, OH Hospital Facilities, (Series B) Weekly
                  VRDNs (Forum Group, Inc.)/(MBIA  Insurance Corp. INS)/(J.P.
                  Morgan Chase Bank LIQ)                                               2,000,000
  3,610,000       Mahoning County, OH Multifamily HFA Weekly VRDNs
                  (International Towers, Inc.)/(PNC Bank, N.A. LOC)                    3,610,000
  2,585,000       Mansfield, OH, 1.55% BANs, 8/26/2004                                 2,585,609
  2,957,000       Massillon, OH, 1.55% BANs, 12/8/2004                                 2,961,135
  7,400,000    2  Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71
                  Associates Ltd.)/(WestLB AG LOC)                                     7,400,000
  1,390,000       Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day
                  Enterprises)/(Key Bank, N.A. LOC)                                    1,390,000
  1,695,000       Mentor, OH, (Series 1997) Weekly VRDNs (Risch
                  Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC)                   1,695,000
  1,400,000       Miami County, OH, 2.04% BANs, 7/27/2005                              1,402,575
  2,450,000       Middletown, OH Weekly VRDNs (Bishop Fenwick High
                  School)/(Bank One N.A. (Columbus) LOC)                               2,450,000
  2,425,000       Northwestern, OH, 1.55% BANs, 9/16/2004                              2,425,901
  3,025,000       Obetz, OH, 1.65% BANs, 12/6/2004                                     3,028,105
  5,325,000       Ohio HFA Multifamily Housing, 1.75% TOBs (Lincoln Park
                  Associates)/(Bank One N.A. (Columbus) LOC), Optional Tender
                  11/1/2004                                                            5,325,000
  315,000         Ohio HFA, MERLOTS (Series 2000 AA) Weekly VRDNs (GNMA
                  COL)/(Wachovia Bank N.A. LIQ)                                        315,000
  215,000         Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly
                  VRDNs (GNMA COL)/(Bank of America N.A. LIQ)                          215,000
  10,800,000      Ohio State Air Quality Development Authority, (Series 2001)
                  Weekly VRDNs (PPG Industries, Inc.)                                  10,800,000
  4,000,000       Ohio State Air Quality Development Authority, (Series 2001-A)
                  Daily VRDNs (Cincinnati Gas & Electric Co.)/(Credit Lyonnais
                  SA LOC)                                                              4,000,000
  1,660,000       Ohio State Higher Educational Facilities Commission, (Series
                  A) Weekly VRDNs (John Carroll University, OH)/(Allied Irish
                  Banks PLC LOC)                                                       1,660,000
  1,900,000       Ohio State Higher Educational Facilities Commission, Pooled
                  Financing (Series 2003A) Weekly VRDNs (Fifth Third Bank,
                  Cincinnati LOC)                                                      1,900,000
  2,000,000       Ohio State Water Development Authority, (Series 2002) Weekly
                  VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)                    2,000,000
  4,500,000       Perrysburg, OH, 1.80% BANs, 5/26/2005                                4,514,478
  2,740,000       Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(Bank
                  One N.A. (Columbus) LOC)                                             2,740,000
  1,050,000       Richland County, OH, 1.47% BANs, 9/9/2004                            1,050,408
  4,315,000       Rossford, OH, 3.09% BANs, 6/16/2005                                  4,345,980
  5,785,000       Stark County, OH IDR Weekly VRDNs (Shearer's Foods,
                  Inc.)/(Bank One N.A. (Columbus) LOC)                                 5,785,000
  900,000         Stark County, OH IDR, (Series 2004-1), 1.55% BANs, 11/15/2004        900,901
  780,000         Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs
                  (Foundations Systems and Anchors, Inc. Project)/(Bank One
                  N.A. (Columbus) LOC)                                                 780,000
  860,000         Strongsville, OH Weekly VRDNs (Monarch Engraving,
                  Inc.)/(FirstMerit Bank, N.A. LOC)                                    860,000
  610,000         Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery
                  Corp.)/(Huntington National Bank, Columbus, OH LOC)                  610,000
  1,900,000       Strongsville, OH, 2.00% BANs, 6/30/2005                              1,903,398
  4,350,000       Summit County, OH IDA Weekly VRDNs (Gardner Pie Co.,
                  Inc.)/(FirstMerit Bank, N.A. LOC)                                    4,350,000
  300,000         Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker
                  McMillen Co.)/(National City Bank, Ohio LOC)                         300,000
  1,530,000       Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco
                  Products, Inc.)/(Bank One N.A. (Columbus) LOC)                       1,530,000
  1,985,000       Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia
                  Investment)/(Key Bank, N.A. LOC)                                     1,985,000
  1,355,000       Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale
                  Group)/(National City Bank, Ohio LOC)                                1,355,000
  3,595,000       Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO,
                  Inc.)/(FirstMerit Bank, N.A. LOC)                                    3,595,000
  465,000         Summit County, OH IDA, 2.00% TOBs (Universal Rack)/(National
                  City Bank, Ohio LOC), Optional Tender 9/1/2004                       465,000
  700,000         Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996)
                  Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)       700,000
  233,000         Summit County, OH IDA, Bonds (Series 1994) Weekly VRDNs
                  (Austin Printing Co., Inc.)/(Bank One N.A. (Columbus) LOC)           233,000
  210,000         Summit County, OH IDA, IDRB (Series 1995) Weekly VRDNs
                  (Cardtech Project (OH))/(Key Bank, N.A. LOC)                         210,000
  1,635,000       Summit County, OH IDA, Variable Rate IDRBs (Series 1998A)
                  Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)               1,635,000
  5,470,000       Summit County, OH, River Valley Group (Series 2001) Weekly
                  VRDNs (General Electric Capital Corp.)/(U.S. Bank N.A. ,
                  Cincinnati LOC)                                                      5,470,000
  2,000,000       Sylvania, OH City School District, 2.22% BANs, 7/28/2005             2,007,379
  3,550,000       Toledo, OH City School District, MERLOTS (Series 2004-A15)
                  Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                     3,550,000
  2,000,000       Toledo-Lucas County, OH Port Authority, Airport Development
                  Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air
                  Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC)                     2,000,000
  1,000,000       Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs
                  (Medusa Corp.)/(Wachovia Bank N.A. LOC)                              1,000,000
  2,900,000       Troy, OH, 1.64% BANs, 9/30/2004                                      2,902,771
  1,075,000       Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)
                  Weekly VRDNs (Churchill Downs, Inc.)/(Bank One N.A.
                  (Columbus) LOC)                                                      1,075,000
  790,000         Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995)
                  Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A.
                  LOC)                                                                 790,000
  8,465,000    2   Westerville, OH City School District, MERLOTS 2001-A34,
                  1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A.
                  LIQ), Optional Tender 11/10/2004                                     8,465,000
  765,000         Williams County, OH, Multi-Mode Variable Rate IDRBs (Series
                  1996) Weekly VRDNs (Allied Moulded Products, Inc.)/(Key Bank,
                  N.A. LOC)                                                            765,000
  595,000         Willoughby City, OH, IDR Refunding Bonds (Series 1995A)
                  Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S.
                  Bank N.A., Cincinnati LOC)                                           595,000
  655,000         Willoughby City, OH, IDR Refunding Bonds (Series 1995 B)
                  Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S.
                  Bank N.A., Cincinnati LOC)                                           655,000
  625,000         Wood County, OH, (Series 1998) Weekly VRDNs (IMCO Carbide
                  Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)             625,000
  840,000         Wood County, OH, Williams Industrial Service, Inc. Project
                  Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington
                  National Bank, Columbus, OH LOC)                                     840,000
  6,985,000       Wooster, OH, Health Care Facilities Revenue Bonds (Series
                  2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank,
                  Cincinnati LOC)                                                      6,985,000
                  Total Investments - 100.6%
                  (at amortized cost) 3                                                274,636,677
                  OTHER ASSETS AND LIABILITIES - NET -(0.6)%                           (1,729,119)
                  TOTAL NET ASSETS - 100%                                          $   272,907,558


     Securities that are subject to the federal alternative minimum tax (AMT) represent 39.3% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At July 31, 2004, the portfolio securities were rated as follows:

          Tier Rating Percentages Based on Total Market Value

          First Tier     Second Tier
          99.31%            0.69%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $15,865,000 which represents 5.8% of total net assets.

3    Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
BANs           --Bond Anticipation Notes
COL            --Collateralized
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
GNMA           --Government National Mortgage Association
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDR            --Industrial Development Revenue
IDRB(s)        --Industrial Development Revenue Bond(s)
INS            --Insured
LIQ            --Liquidity Agreement
LOC(s)         --Letter(s) of  Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs           --Reset Option Bonds
TOBs           --Tender Option Bonds
VRDNs          --Variable Rate Demand Notes



Pennsylvania Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)

  Principal
  Amount                                                                                 Value


                    Short-Term Municipals - 99.7% 1
                    Pennsylvania--99.7%
$ 10,145,000        ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)
                    (Series 2003-24) Weekly VRDNs (Philadelphia, PA School
                    District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)            $   10,145,000
  2,865,000         Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin
                    Limestone, Inc.)/
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                 2,865,000
  3,385,000         Adams County, PA IDA, (Series 2002) Weekly VRDNs
                    (Agricultural Commodities, Inc.)/
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                 3,385,000
  16,975,000        Adams County, PA IDA, (Series 2002) Weekly VRDNs (Wellspan
                    Properties, Inc.)/(AMBAC INS)/(Allied Irish Banks PLC LIQ)           16,975,000
  6,315,000         Adams County, PA IDA, (Series A of 1999) Weekly VRDNs
                    (Valley Quarries, Inc.)/
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                 6,315,000
  2,050,000         Adams County, PA IDA, (Series B of 1999) Weekly VRDNs
                    (Valley Quarries, Inc.)/
                    (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                 2,050,000
  2,000,000         Allegheny County, PA HDA, Variable Rate Demand Hospital
                    Revenue Bonds (Series B of 1998), 1.10% TOBs (South Hills
                    Health System)/(PNC Bank, N.A. LOC), Mandatory Tender
                    4/1/2005                                                             2,000,000
  2,000,000         Allegheny County, PA IDA, (Series 2002) Weekly VRDNs (Our
                    Lady of the Sacred Heart High School)/(PNC Bank, N.A. LOC)           2,000,000
  5,000,000         Allegheny County, PA IDA, (Series 2002) Weekly VRDNs
                    (Carnegie Museums of Pittsburgh)/(Citizens Bank of
                    Pennsylvania LOC)                                                    5,000,000
  875,000           Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid
                    Meats)/(Wachovia Bank N.A. LOC)                                      875,000
  840,000           Berks County, PA IDA, (Series 1995) Weekly VRDNs (Grafika
                    Commercial Printing, Inc.)/(Wachovia Bank N.A. LOC)                  840,000
  4,000,000         Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern
                    Industries, Inc.)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                                     4,000,000
  2,000,000         Bethel Park, PA, 1.89% TRANs, 12/31/2004                             2,005,262
  760,000           Bucks County, PA IDA Weekly VRDNs (Double H Plastics,
                    Inc.)/(Wachovia Bank N.A. LOC)                                       760,000
  1,505,000         Bucks County, PA IDA Weekly VRDNs (Pennsylvania
                    Associates)/(Wachovia Bank N.A. LOC)                                 1,505,000
  1,775,000         Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich
                    Holding Co., Inc.)/(Lasalle Bank, N.A. LOC)                          1,775,000
  2,200,000         Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco,
                    Inc.)/(Fifth Third Bank, Cincinnati LOC)                             2,200,000
  2,500,000         Butler County, PA IDA, (Series 2000A) Weekly VRDNs
                    (Concordia Lutheran Ministries)/(Radian Asset Assurance
                    INS)/(Fleet National Bank LIQ)                                       2,500,000
  5,185,000         Butler County, PA IDA, (Series 2000B), 1.10% TOBs (Concordia
                    Lutheran Ministries)/(Radian Asset Assurance INS)/(Fleet
                    National Bank LIQ), Mandatory Tender 8/1/2004                        5,185,000
  4,000,000         Butler County, PA IDA, (Series A of 2004), 2.50% TOBs
                    (Concordia Lutheran Ministries)/(Fleet National Bank LOC),
                    Mandatory Tender 5/1/2005                                            4,025,828
  4,875,000         Butler County, PA IDA, 1.15% TOBs (Concordia Lutheran
                    Ministries)/(Radian Asset Assurance INS)/(Fleet National
                    Bank LIQ), Mandatory Tender 10/1/2004                                4,875,000
  3,670,000         Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs
                    (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama,
                    Birmingham LOC)                                                      3,670,000
  10,700,000        Carbon County, PA IDA, 2.00% RANs (Horsehead Resource
                    Development, Inc.)/(J.P. Morgan Chase Bank LOC), 12/11/2004          10,700,000
  3,335,000         Chester County, PA IDA, (Series 2000A) Weekly VRDNs
                    (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)        3,335,000
  5,050,000         Chester County, PA IDA, (Series A of 2000) Weekly VRDNs
                    (Devault Packing Co., Inc.)/(Fleet National Bank LOC)                5,050,000
  5,000,000         Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West
                    Chester University)/(Citizens Bank of Pennsylvania LOC)              5,000,000
  8,995,000         Clipper Tax-Exempt Certificates Trust (Pennsylvania Non-AMT)
                    (Series 2003-9) Weekly VRDNs (Pennsylvania State)/(FGIC
                    INS)/(State Street Bank and Trust Co. LIQ)                           8,995,000
  9,974,500         Commonwealth of Pennsylvania, Floater Certificates (Series
                    2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                9,974,500
  1,595,000         Cumberland County, PA IDA, (Series 2001) Weekly VRDNs
                    (Industrial Harness Co.)/(Wachovia Bank N.A. LOC)                    1,595,000
  200,000           Cumberland County, PA IDA, Industrial Development Bonds
                    (Series 1994) Weekly VRDNs (Lane Enterprises, Inc.
                    Project)/(Wachovia Bank N.A. LOC)                                    200,000
  1,600,000         Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key
                    Ingredients, Inc.)/(Citibank NA, New York LOC)                       1,600,000
  3,725,000         Dauphin County, PA IDA, (Series 2000) Weekly VRDNs
                    (Consolidated Scrap Resources, Inc.)/(Manufacturers &
                    Traders Trust Co., Buffalo, NY LOC)                                  3,725,000
  4,645,000         Dauphin County, PA IDA, Variable Rate Economic Development
                    Revenue Bonds (Series 1998-B) Weekly VRDNs (Key Ingredients,
                    Inc.)/(Citibank N.A., New York LOC)                                  4,645,000
  4,500,000         Delaware County, PA Authority, Hospital Revenue Bonds
                    (Series of 1996) Weekly VRDNs (Crozer-Chester Medical
                    Center)/(KBC Bank N.V. LOC)                                          4,500,000
  13,915,000        East Hempfield Township, PA IDA, (Series of 1997) Weekly
                    VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                                     13,915,000
  19,105,000        Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
                    Health System)/(Manufacturers & Traders Trust Co., Buffalo,
                    NY LOC)                                                              19,105,000
  11,700,000        Erie County, PA Hospital Authority, (Series A of 2001)
                    Weekly VRDNs (Forestview Health Care Center)/(KBC Bank NV
                    LOC)                                                                 11,700,000
  650,000           Erie County, PA IDA Weekly VRDNs (SIPCO Molding
                    Technologies, Inc.)/(National City Bank, Pennsylvania LOC)           650,000
  9,700,000         Erie County, PA, 1.75% TRANs, 12/15/2004                             9,712,472
  12,000,000        Erie, PA City School District, 2.75% TRANs, 6/30/2005                12,104,300
  2,900,000         Franconia Township, PA IDA, (Series 1997A) Weekly VRDNs
                    (Asher's Chocolates)/
                    (Commerce Bank N.A., Cherry Hill, NJ LOC)                            2,900,000
  1,795,000         Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs
                    (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                                     1,795,000
  1,575,000         Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co.,
                    Inc.)/(Huntington National Bank, Columbus, OH LOC)                   1,575,000
  9,700,000         Horizon Hospital System Authority, PA, (Series 2002) Weekly
                    VRDNs (St. Paul Homes)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                                     9,700,000
  745,000           Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney
                    Forge Corp.)/(Wachovia Bank N.A. LOC)                                745,000
  1,725,000         Jackson Township, PA IDA, (Series A of 1999) Weekly VRDNs
                    (Aerial Innovations, Inc.)/(Manufacturers & Traders Trust
                    Co., Buffalo, NY LOC)                                                1,725,000
  2,500,000         Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry
                    Molded Products, Inc.)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                                     2,500,000
  1,065,000         Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry
                    Molded Products, Inc.)/(Manufacturers & Traders Trust Co.,
                    Buffalo, NY LOC)                                                     1,065,000
  3,220,000         Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student
                    Lodging and Student Services)/(Fulton Bank LOC)                      3,220,000
  480,000           Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa
                    Maria Retirement Center)/(Allied Irish Banks PLC LOC)                480,000
  5,895,000         Lebanon County, PA Health Facilities Authority, (Series
                    1999) Weekly VRDNs (United Church of Christ Homes,
                    Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)           5,895,000
  3,465,000         Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P.R.E.
                    USA, Inc. /Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC)               3,465,000
  1,000,000         Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds
                    (Series 1997) Weekly VRDNs (American Manufacturing Co.,
                    Inc.)/(Mellon Bank NA, Pittsburgh LOC)                               1,000,000
  6,120,000         McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone
                    Powdered Metal Co.)/(PNC Bank, N.A. LOC)                             6,120,000
  5,510,000         Montgomery County, PA IDA, (Series 1992) Weekly VRDNs
                    (Hickory Pointe Project)/
                    (Wachovia Bank N.A. LOC)                                             5,510,000
  200,000           Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI
                    LP)/(Wachovia Bank N.A. LOC)                                         200,000
  1,270,000         Montgomery County, PA IDA, (Series 1997) Weekly VRDNs
                    (Palmer International, Inc.)/(Citizens Bank of Pennsylvania
                    LOC)                                                                 1,270,000
  16,000,000        Montgomery County, PA IDA, (Series 2000) Weekly VRDNs
                    (Lonza, Inc.)/(Deutsche Bank AG LOC)                                 16,000,000
  3,350,000         Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari
                    Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)          3,350,000
  3,945,000         Moon Township, PA IDA Weekly VRDNs (Airport Hotel
                    Associates)/(National City Bank, Pennsylvania LOC)                   3,945,000
  3,850,000         Northampton County, PA IDA, (Series 2001) Weekly VRDNs
                    (Nazareth Realty LLC)/(Fleet National Bank LOC)                      3,850,000
  1,400,000         Pennsylvania EDFA Weekly VRDNs (Industrial Scientific
                    Corp.)/(Mellon Bank N.A., Pittsburgh LOC)                            1,400,000
  50,000            Pennsylvania EDFA Weekly VRDNs (ProMinent Fluid)/(PNC Bank,
                    N.A. LOC)                                                            50,000
  700,000           Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO
                    Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank,
                    N.A. LOC)                                                            700,000
  9,000,000         Pennsylvania EDFA, (Sereis 2001A) Weekly VRDNs (Reliant
                    Energy Seward LLC)/(WestLB AG LOC)                                   9,000,000
  2,640,000         Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth
                    Generation Realty LLC)/(PNC Bank, N.A. LOC)                          2,640,000
  5,000,000         Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co.,
                    Inc.)                                                                5,000,000
  3,315,000         Pennsylvania EDFA, (Series 2000-F1) Weekly VRDNs (Topcraft
                    Precision Molders, Inc.)/(Wachovia Bank N.A. LOC)                    3,315,000
  2,555,000         Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty
                    Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank
                    N.A. LOC)                                                            2,555,000
  10,360,000        Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P.
                    Morgan Chase & Co. LIQ)                                              10,360,000
  12,295,000        Pennsylvania HFA, MERLOTS (Series 1997K) Weekly VRDNs
                    (Wachovia Bank N.A. LIQ)                                             12,295,000
  11,645,000     2   Pennsylvania HFA, PT-149, 1.15% TOBs (BNP Paribas SA LIQ),
                    Optional Tender 8/19/2004                                            11,645,000
  12,100,000        Pennsylvania HFA, Variable Rate Certificates (Series
                    1999-65A) Weekly VRDNs (Bank of America N.A. LIQ)                    12,100,000
  4,000,000         Pennsylvania State Higher Education Assistance Agency,
                    (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Bank,
                    Belgium LIQ)                                                         4,000,000
  8,515,000         Pennsylvania State Higher Education Facilities Authority,
                    (PT-802) Weekly VRDNs (Phoenixville Hospital)/(Merrill Lynch
                    & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                     8,515,000
  3,255,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series 2002B) Weekly VRDNs (Holy Family College)/(Commerce
                    Bank N.A., Cherry Hill, NJ LOC)                                      3,255,000
  2,000,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series B1), 1.125% TOBs (Allentown College of St. Francis
                    de Sales)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2004           2,000,000
  3,600,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series F-2), 1.40% TOBs (Robert Morris College)/(PNC Bank,
                    N.A. LOC), Mandatory Tender 5/1/2005                                 3,600,000
  2,000,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series I-2), 1.125% TOBs (Mercyhurst College)/(PNC Bank,
                    N.A. LOC), Mandatory Tender 11/1/2004                                2,000,000
  3,000,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series I-3), 1.125% TOBs (Messiah College)/(Allied Irish
                    Banks PLC LOC), Mandatory Tender 11/1/2004                           3,000,000
  5,300,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series J3), 1.40% TOBs (King's College)/(PNC Bank, N.A.
                    LOC), Mandatory Tender 5/1/2005                                      5,300,000
  2,000,000         Pennsylvania State Higher Education Facilities Authority,
                    (Series M-3), 1.10% TOBs (York College of
                    Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo,
                    NY LOC), Mandatory Tender 11/1/2004                                  2,000,000
  3,210,000         Pennsylvania State Higher Education Facilities Authority,
                    ROCs (Series 1018) Weekly VRDNs (AMBAC INS)/(Citigroup
                    Global Markets Holdings, Inc. LIQ)                                   3,210,000
  4,500,000         Philadelphia, PA IDA Weekly VRDNs (30th Street Ltd.
                    LP)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ)                4,500,000
  3,500,000         Philadelphia, PA Hospitals & Higher Education Facilities
                    Authority, (Series 2003) Weekly VRDNs (Thomas Jefferson
                    University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ
                    LOC)                                                                 3,500,000
  7,570,000      2   Philadelphia, PA Redevelopment Authority, MERLOTS (Series
                    2002-A27), 1.25% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ),
                    Optional Tender 11/10/2004                                           7,570,000
  5,000,000         Philadelphia, PA School District, 3.00% TRANs, 6/30/2005             5,062,390
  2,000,000      2   Philadelphia, PA Water & Wastewater System, Floater
                    Certificates (Series 2001-773), 1.10% TOBs (FGIC
                    INS)/(Morgan Stanley LIQ), Optional Tender 3/31/2005                 2,000,000
  6,725,000         Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs
                    (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota N.A. LOC)        6,725,000
  2,900,000         Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS
                    (Series 2002-A18) Weekly VRDNs (University of
                    Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)                       2,900,000
  7,620,000         Southcentral Pennsylvania General Authority, (Series 2003)
                    Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ)                      7,620,000
  7,635,000         Washington County, PA Hospital Authority, (Series 2001B),
                    1.80% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC),
                    Mandatory Tender 7/1/2005                                            7,635,000
  650,000           West Cornwall Township, PA Municipal Authority, Revenue
                    Bonds (Series 1995) Weekly VRDNs (Lebanon Valley Brethern
                    Home Project (PA))/(Wachovia Bank N.A. LOC)                          650,000
  3,300,000         York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL
                    Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY
                    LOC)                                                                 3,300,000
  2,500,000         York County, PA IDA, Limited Obligation Revenue Bonds
                    (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica
                    Bank LOC)                                                            2,500,000
  2,750,000         York County, PA IDA, Variable Rate Demand Limited Obligation
                    Revenue Bonds (Series 1996) Weekly VRDNs (Metal Exchange
                    Corp.)/(Comerica Bank LOC)                                           2,750,000
                    Total Investments - 99.7%
                     (at amortized cost) 3                                               452,419,752
                    OTHER ASSETS AND LIABILITIES - NET - 0.3%                            1,159,927
                    TOTAL NET ASSETS - 100%                                              453,579,679


     Securities that are subject to the federal alternative minimum tax (AMT) represent 43.4% of the portfolio as calculated based upon total portfolio market value.

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

          At July 31, 2004, the portfolio securities were rated as follows:

          Tier Rating Percentage Based on Total Market Value

          First Tier          Second Tier
           100.0%                 0.0%

(2) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $21,215,000 which represents4.7% of total net assets.

(3)  Also represents cost for federal tax purposes.


     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
AMT            --Alternative Minimum Tax
EDFA           --Economic Development Financing Authority
FGIC           --Financial Guaranty Insurance Company
FSA            --Financial Security Assurance
HDA            --Hospital Development Authority
HFA            --Housing Finance Authority
IDA            --Industrial Development Authority
IDRBs          --Industrial Development Revenue Bonds
INS            --Insured
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs           --Revenue Anticipation Notes
ROCs           --Reset Option Certificates
TOBs           --Tender Option Bonds
TOPS           --Trust Obligation Participating Securities
TRANs          --Tax and Revenue Anticipation Notes
VRDNs          --Variable Rate Demand Notes












Virginia Municipal Cash Trust
Portfolio of Investments
July 31, 2004 (unaudited)



  Principal
  Amount                                                                                 Value
                   Short-Term Municipals--99.8%1
                   Puerto Rico--2.1%
$ 3,984,500        Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs
                   (FSA INS)/(Morgan Stanley LIQ)                                   $    3,984,500
  6,000,000        Puerto Rico Highway and Transportation Authority, Floater
                   Certificates 2001-586, Weekly VRDNs (FSA INS)/(Morgan Stanley
                   LIQ)                                                                  6,000,000
                   Total                                                                 9,984,500
                   Virgin Islands--0.2%
  1,000,000        Virgin Islands Public Finance Authority, (Series C), 5.50%
                   Bonds (Radian Asset Assurance INS), 10/1/2004                         1,007,180
                   Virginia--97.5%
  20,910,000       ABN AMRO MuniTOPS Certificates Trust (Virginia
                   Non-AMT),Series 1998-21, Weekly VRDNs (Norfolk, VA Water
                   Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                  20,910,000
  3,860,000        Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church
                   Schools in the Diocese of Virginia)/(SunTrust Bank LOC)               3,860,000
  5,830,000        Alexandria, VA Redevelopment and Housing Authority, (Series
                   1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC
                   Bank NV, LOC)                                                         5,830,000
  9,205,000        Alexandria, VA Redevelopment and Housing Authority, PT-1444
                   Weekly VRDNs (Park at Landmark)/(Merrill Lynch & Co., Inc.
                   LIQ)/(Merrill Lynch & Co., Inc. LOC)                                  9,205,000
  14,920,000       Alexandria, VA Redevelopment and Housing Authority, PT-1554
                   Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch &
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                        14,920,000
  5,875,000        Arlington County, VA, ROCs (Series 6011), Weekly VRDNs
                   (Citibank N.A., New York LIQ)                                         5,875,000
  2,320,000        Bedford County, VA IDA, (Series 1999), Weekly VRDNs (David R.
                   Snowman and Carol J. Snowman)/(SunTrust Bank LOC)                     2,320,000
  2,700,000        Botetourt County, VA IDA, (Series 2001), Weekly VRDNs (Altec
                   Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)                 2,700,000
  14,000,000       Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific
                   Corp.)/(Bank of America N.A., LOC)                                    14,000,000
  6,310,000        Capital Region Airport Commission, VA, ROCs (Series 5031),
                   Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings,
                   Inc. LIQ)                                                             6,310,000
  4,280,000        Carroll County, VA IDA, IDRB (Series 1995), Weekly VRDNs
                   (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One N.A.,
                   (Chicago) LOC)                                                        4,280,000
  3,500,000        Charles City County, VA EDA, (Series 2004A), Weekly VRDNs
                   (Waste Management, Inc.)/
                   (J.P. Morgan Chase Bank LOC)                                          3,500,000
  530,000          Charlottesville, VA IDA, IDR Refunding Bonds, 1.45% TOBs
                   (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC),
                   Mandatory Tender 12/1/2004                                            530,000
  1,685,000        Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs
                   (Lumberg, Inc.)/(Bank of America N.A., LOC)                           1,685,000
  2,500,000        Chesterfield County, VA IDA, (Series 1999), Weekly VRDNs
                   (Honeywell International, Inc.)                                       2,500,000
  3,475,000        Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs
                   (Super Radiator Coils LP)/(Lasalle Bank, N.A., LOC)                   3,475,000
  9,995,000        Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT
                   Series 2003-6), Weekly VRDNs (Chesapeake, VA)/(FGIC
                   INS)/(State Street Bank and Trust Co. LIQ)                            9,995,000
  10,000,000       Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT
                   Series 2004-6), Weekly VRDNs (Loudoun County, VA)/(State
                   Street Bank and Trust Co. LIQ)                                        10,000,000
  5,800,000        Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold,
                   Inc.)/(Bank One N.A., (Columbus) LOC)                                 5,800,000
  4,130,000        Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American
                   Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank
                   LOC)                                                                  4,130,000
  5,850,000        Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The
                   Langley School)/(SunTrust Bank LOC)                                   5,850,000
  8,990,000        Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young
                   Men's Christian Association of Metropolitan
                   Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY
                   LOC)                                                                  8,990,000
  3,220,000        Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap
                   Foundation for the Performing Arts)/(Bank of America N.A.,
                   LOC)                                                                  3,220,000
  5,430,000        Fairfax County, VA EDA, (Series 2003), Weekly VRDNs (George
                   Mason University Foundation, Inc. )/(SunTrust Bank LOC)               5,430,000
  1,860,000        Fauquier County, VA IDA Weekly VRDNs (Warrenton Development
                   Co.)/(Fleet National Bank LOC)                                        1,860,000
  3,000,000        Fredericksburg, VA IDA, (Series 2001 A-1), Weekly VRDNs
                   (Forest Village Apartments)/(SunTrust Bank LOC)                       3,000,000
  2,835,000        Hampton, VA IDA, (Series 1998), Weekly VRDNs (Waste
                   Management, Inc.)/(Wachovia Bank N.A., LOC)                           2,835,000
  11,550,000       Hampton, VA Redevelopment & Housing Authority, (Series 1994),
                   Weekly VRDNs (Hampton Center II LLC)/(Credit Suisse First
                   Boston LOC)                                                           11,550,000
  5,000,000        Hampton, VA Redevelopment & Housing Authority, (Series 1998),
                   Weekly VRDNs (Township Apartments)/(FNMA INS)                         5,000,000
  14,915,000    2   Harrisonburg, VA Redevelopment & Housing Authority,
                   (PT-485), 1.30% TOBs (Rolling Brook Village
                   Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/2/2004         14,915,000
  5,100,000        Harrisonburg, VA Redevelopment & Housing Authority, (Series
                   1991A), Weekly VRDNs (Misty Ridge Apartments)/(Bank One N.A.,
                   (Columbus) LOC)                                                       5,100,000
  5,000,000        Henrico County, VA EDA, (Series 2003), Weekly VRDNs (Lewis
                   Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC)                    5,000,000
  19,500,000       Henrico County, VA EDA, (Series 2003B), Weekly VRDNs
                   (Westminster-Canterbury of Richmond)/(KBC Bank NV, LOC)               19,500,000
  5,300,000        Henrico County, VA EDA, (Series 2003B), Weekly VRDNs
                   (Westminster-Canterbury of Richmond)/(KBC Bank NV, LOC)               5,300,000
  24,150,000       James City County, VA IDA, (Series 1997), Weekly VRDNs
                   (Riverside Health System-Patriots Colony)                             24,150,000
  1,400,000        King George County IDA, VA, (Series 1996), Weekly VRDNs
                   (Garnet of Virginia, Inc.)/( J.P. Morgan Chase Bank LOC)              1,400,000
  10,260,000       Loudoun County, VA IDA, (Series 2001) Daily VRDNs (Atlantic
                   Coast Airlines)/(Wachovia Bank N.A., LOC)                             10,260,000
  3,900,000        Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn
                   Volunteer Fire and Rescue Department)/(Wachovia Bank N.A.,
                   LOC)                                                                  3,900,000
  6,500,000        Loudoun County, VA, (Series 1998), 1.50% TOBs (Signature
                   Flight Support Corp.)/(Bayerische Landesbank Girozentrale
                   LOC), Optional Tender 12/1/2004                                       6,500,000
  7,115,000        Loudoun County, VA, 3.25% Bonds, 5/1/2005                             7,207,492
  1,430,000        Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden
                   Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)            1,430,000
  1,350,000        Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land
                   Holdings LLC)/(Columbus Bank and Trust Co., GA LOC)                   1,350,000
  3,260,000        Metropolitan Washington, DC Airports Authority, (PT-1991),
                   Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)                3,260,000
  5,900,000        Metropolitan Washington, DC Airports Authority, (Series
                   1999B), 1.15% CP (Bank of America N.A., LOC), Mandatory
                   Tender 9/14/2004                                                      5,900,000
  4,640,000        Metropolitan Washington, DC Airports Authority, PT-736 Weekly
                   VRDNs (MBIA Insurance Corp. INS)/(Danske Bank A/S LIQ)                4,640,000
  4,150,000        New Kent County, VA, (Series 1999), Weekly VRDNs (Basic
                   Construction Co. LLC)/(SunTrust Bank LOC)                             4,150,000
  2,600,000        Newport News, VA EDA, (Series 1998), Weekly VRDNs (Jefferson
                   Point Development)/(Credit Suisse First Boston LOC)                   2,600,000
  960,000          Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs
                   (Newport News, VA)/(SunTrust Bank LIQ)                                960,000
  3,395,000        Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland
                   Seafood Corp.)/(SunTrust Bank LOC)                                    3,395,000
  4,300,000        Newport News, VA IDA, (Series 2004), Weekly VRDNs (CNU
                   Warwick LLC)/(Bank of America N.A., LOC)                              4,300,000
  3,825,000        Newport News, VA Redevelopment & Housing Authority, (River
                   Park Towers: Series 1999), Weekly VRDNs (TVO River Park
                   Partners LP)/(FNMA INS)                                               3,825,000
  9,100,000        Newport News, VA Redevelopment & Housing Authority, (Series
                   2001), Weekly VRDNs (Newport-Oxford Associates LLP)/(FHLMC
                   INS)                                                                  9,100,000
  2,000,000        Newport News, VA Redevelopment & Housing Authority, (Series
                   2001A), Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust
                   Bank LOC)                                                             2,000,000
  500,000          Newport News, VA, 5.00% Bonds, 8/15/2004                              500,742
  3,000,000        Norfolk, VA Redevelopment and Housing Authority, (Series
                   2003-A), Weekly VRDNs (Old Dominion University)/(Bank of
                   America N.A., LOC)                                                    3,000,000
  1,000,000        Norfolk, VA Water Revenue, 6.25% Bonds (MBIA Insurance Corp.
                   INS), 11/1/2004                                                       1,013,019
  5,640,000        Prince William County, VA IDA, (Series 2001), Weekly VRDNs
                   (Quantico Court)/(SunTrust Bank LOC)                                  5,640,000
  540,000          Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh
                   Real Estate Ltd. Partnership Mar-Bal Inc.)/(Bank One N.A.,
                   (Columbus) LOC)                                                       540,000
  695,000          Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S.
                   Bank N.A., Cincinnati LOC)                                            695,000
  4,130,000        Richmond, VA Redevelopment & Housing Authority Weekly VRDNs
                   (Greystone Place Apartments)/(SunTrust Bank LOC)                      4,130,000
  3,975,000        Richmond, VA Redevelopment & Housing Authority, (Series
                   1989), Weekly VRDNs (Belmont Apartment)/(Wachovia Bank N.A.,
                   LOC)                                                                  3,975,000
  7,000,000        Richmond, VA Redevelopment & Housing Authority, (Series
                   B-10), Weekly VRDNs (Richmond, VA Red Tobacco
                   Row)/(Bayerische Landesbank Girozentrale INV)                         7,000,000
  6,000,000        Richmond, VA Redevelopment & Housing Authority, (Series B-2),
                   Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City
                   Bank, Ohio LOC)                                                       6,000,000
  7,000,000        Richmond, VA Redevelopment & Housing Authority, (Series B-4),
                   Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City
                   Bank, Ohio LOC)                                                       7,000,000
  5,910,000        Richmond, VA Redevelopment & Housing Authority, (Series B-5),
                   Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                   Landesbank Girozentrale INV)                                          5,910,000
  3,555,000        Richmond, VA Redevelopment & Housing Authority, (Series B-6),
                   Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische
                   Landesbank Girozentrale INV)                                          3,555,000
  7,000,000        Richmond, VA Redevelopment & Housing Authority, (Series B-9),
                   Weekly VRDNs (Richmond, VA Red Tobacco Row)/(National City
                   Bank, Ohio LOC)                                                       7,000,000
  5,795,000        Richmond, VA Redevelopment & Housing Authority, Multi-Family
                   Refunding Revenue Bonds (Series 1997), Weekly VRDNs (Newport
                   Manor)/(Columbus Bank and Trust Co., GA LOC)                          5,795,000
  2,920,000        Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt
                   Properties LLC)/(SunTrust Bank LOC)                                   2,920,000
  3,085,000        Roanoke, VA IDA, (Series 2002E) Daily VRDNs (Carilion Health
                   System Obligated Group)                                               3,085,000
  8,205,000        Rockingham County, VA IDA, (Series 2003), Weekly VRDNs
                   (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of
                   Virginia LOC)                                                         8,205,000
  1,160,000        South Hill, VA IDA, (Series 1997), Weekly VRDNs
                   (International Veneer Co., Inc.)/(Bank One N.A., (Chicago)
                   LOC)                                                                  1,160,000
  3,500,000        Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs
                   (Carlisle Corp. Project)/(SunTrust Bank LOC)                          3,500,000
  2,175,000        Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty
                   Blades, Inc.)/(SunTrust Bank LOC)                                     2,175,000
  1,270,000        Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville
                   Properties Bluefield)/(Huntington National Bank, Columbus, OH
                   LOC)                                                                  1,270,000
  3,865,000        Virginia Beach, VA Development Authority, (Series A), 3.00%
                   Bonds, 12/1/2004                                                      3,890,332
  2,320,000        Virginia Beach, VA IDA, (Series 2001), Weekly VRDNs (S & H
                   Co.)/(Wachovia Bank N.A., LOC)                                        2,320,000
  1,000,000        Virginia Beach, VA, 5.00% Bonds, 3/1/2005                             1,022,503
  14,000,000       Virginia College Building Authority, (Series 2002), Weekly
                   VRDNs (Shenandoah University)/(Branch Banking & Trust Co. of
                   Virginia LOC)                                                         14,000,000
  6,100,000        Virginia Commonwealth Transportation Board, Floater
                   Certificates (Series 2001-727) Weekly VRDNs (Virginia
                   State)/(Morgan Stanley LIQ)                                           6,100,000
  3,450,000        Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs
                   (Tidewater Fibre Corp.)/(Wachovia Bank N.A., LOC)                     3,450,000
  3,420,000        Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs
                   (MBIA Insurance Corp. INS)/(Wachovia Bank N.A., LIQ)                  3,420,000
  3,190,000        Virginia Small Business Financing Authority Weekly VRDNs
                   (Moses Lake Industries)/(Key Bank, N.A., LOC)                         3,190,000
  2,305,000        Virginia Small Business Financing Authority, (Series 2000),
                   Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(RBC
                   Centura Bank LOC)                                                     2,305,000
  3,900,000        Virginia Small Business Financing Authority, (Series 2001),
                   Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A., LOC)               3,900,000
  4,880,000        Virginia State Public Building Authority, Floater
                   Certificates (Series 1998-131) Weekly VRDNs (MBIA Insurance
                   Corp. INS)/(Morgan Stanley LIQ)                                       4,880,000
  5,575,000     2   Virginia State Public School Authority, (1997 Resolution)
                   MERLOTS (Series 2001-A121), 1.25% TOBs (Virginia State
                   GTD)/(Wachovia Bank N.A., LIQ), Optional Tender 11/10/2004            5,575,000
  1,000,000        Virginia State, 5.375% Bonds, 6/1/2005                                1,032,253
  5,642,000        Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial
                   Williamsburg Foundation Museum)/(Bank of America N.A., LOC)           5,642,000
                   Total                                                                 474,498,341
                   Total Investments--99.8%
                   (at amortized cost)(3)                                                485,490,021
                   Other assets and liabilities--net--0.2%                                 1,177,336
                   Total Net assets--100%                                            $    486,667,357


     Securities that are subject to the federal alternative minimum tax (AMT) represent 34.2% of the Fund's portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organization (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

          At July 31, 2004, the portfolio securities were rated as follows:

          Tier Rating Percentage Based on Total Market Value

          First Tier     Second Tier
          99.8%              0.2%


2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $20,490,000, which represents 4.2% of total net assets. 3 Also represents cost for federal tax purposes.

     Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMT            --Alternative Minimum Tax
CP             --Commercial Paper
EDA            --Economic Development Authority
FGIC           --Financial Guaranty Insurance Company
FHLMC          -- Federal Home Loan Mortgage Corporation
FNMA           -- Federal National Mortgage Association
FSA            -- Financial Security Assurance
GTD            --Guaranteed
IDA            --Industrial Development Authority
IDR            --Industrial Development Revenue
IDRB           --Industrial Development Revenue Bond
INS            --Insured
INV            --Investment Agreement
LIQ            --Liquidity Agreement
LOC            --Letter of Credit
MERLOTS        --Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs           --Reset Option Certificates
TOBS           --Tender Option Bonds
TOPS           --Trust Obligation Participating Securities
VRDNs          --Variable Rate Demand Notes
















Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Money Market Obligations Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004